[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05624
MORGAN STANLEY INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio
Portfolio of Investments
Third Quarter Report
September 30, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (89.7%)
Australia (2.8%)
Alumina Ltd.	91,525	$422
Amcor Ltd.	71,068	394
AMP Ltd.	42,736	285
Ansell Ltd.	5,679	45
Australia & New Zealand Banking Group Ltd. (c)	46,465	930
Australian Gas Light Co., Ltd.	14,942	239
BHP Billiton Ltd.	282,988	5,406
BlueScope Steel Ltd. (c)	57,822	279
Boral Ltd.	47,082	254
Brambles Industries Ltd.	31,812	302
Caltex Australia Ltd.	29,853	532
Coca-Cola Amatil Ltd.	17,210	86
Coles Myer Ltd. (c)	34,518	370
Commonwealth Bank of Australia	38,394	1,309
CSL Ltd.	2,842	114
CSR Ltd.	76,379	170
Foster’s Group Ltd.	65,602	315
Insurance Australia Group Ltd. (c)	54,613	215
James Hardie Industries N.V.	37,648	209
John Fairfax Holdings Ltd. (c)	32,240	101
Leighton Holdings Ltd. (c)	7,115	103
Lend Lease Corp., Ltd. (c)	13,618	163
Macquarie Bank Ltd.	6,715	346
Macquarie Infrastructure Group	74,866	179
Mayne Pharma Ltd. (c)	28,935	92
National Australia Bank Ltd.	51,258	1,402
Newcrest Mining Ltd.	26,212	440
OneSteel Ltd. (c)	44,821	140
Orica Ltd.	22,596	378
Origin Energy Ltd. (c)	213,888	1,063
PaperlinX Ltd.	36,382	104
QBE Insurance Group Ltd.	22,311	407
Rinker Group Ltd. (c)	75,117	778
Rio Tinto Ltd. (c)	24,545	1,282
Santos Ltd. (c)	157,070	1,310
Sonic Healthcare Ltd.	5,616	55
Stockland	1,074	6
Suncorp-Metway Ltd.	17,718	290
Sydney Roads Group (a)	24,955	21
Symbion Health Ltd.	28,935	74
TABCORP Holdings Ltd.	13,036	152
Telstra Corp., Ltd.	69,366	192
Toll Holdings Ltd.	12,000	138
Transurban Group (c)	19,630	107
Wesfarmers Ltd. (c)	12,074	314
Westpac Banking Corp.	54,298	919
Woodside Petroleum Ltd. (c)	85,928	2,514
Woolworths Ltd.	32,746	494
		25,440
Austria (0.8%)
Andritz AG	975	149
Bank Austria Creditanstalt AG	2,955	395
Boehler-Uddeholm AG	4,948	278
Erste Bank der Oesterreichischen Sparkassen AG	25,742	1,603
Flughafen Wien AG	1,465	121
IMMOFINANZ Immobilien Anlagen AG (a)	47,356	571
Mayr-Melnhof Karton AG	597	103
OMV AG	22,741	1,178
Raiffeisen International Bank Holding AG	3,792	404

Telekom Austria AG	45,499	1,148
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	10,670	516
Voestalpine AG	10,008	413
Wiener Staedtische Allgemeine Versicherung AG	3,115	196
Wienerberger AG	7,967	376
		7,451
Belgium (0.9%)
AGFA-Gevaert N.V.	4,251	101
Bekaert S.A.	539	53
Belgacom S.A. (c)	6,763	264
Dexia	58,800	1,523
Fortis	90,067	3,656
KBC Group N.V.	8,105	854
Solvay S.A., Class A	4,197	543
UCB S.A. (c)	6,911	439
Umicore	1,785	264
		7,697
Brazil (1.2%)
AmBev	241,555	97
AmBev (Preference)	1,200,781	543
Aracruz Celulose S.A., Class B (Preference)	31,988	158
Arcelor Brasil S.A.	5,404	95
Banco Bradesco S.A. (Preference)	29,000	962
Banco Itau Holding Financeira S.A. (Preference)	30,170	903
Brasil Telecom Participacoes S.A. (Preference)	16,991,044	102
CEMIG S.A. (Preference)	7,110,000	279
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference)	900	23
Cia de Concessoes Rodoviarias	18,000	174
Cia Siderurgica Nacional S.A.	5,976	170
Contax Participacoes S.A.	9,831	9
CVRD, Class A (Preference)	90,276	1,669
Electrobras S.A., Class B (Preference)	8,073,614	167
Embratel Participacoes S.A. (Preference)	7,843,216	25
Empresa Brasileira De Aeronautica	24,416	238
Gerdau S.A. (Preference)	23,250	314
Gol Linhas Aereas Inteligentes S.A. ADR (c)	7,800	268
Klabin S.A. (Preference)	43,000	91
Petrobras S.A. (Preference)	158,500	2,955
Sadia S.A. (Preference)	34,500	95
Souza Cruz S.A.	5,800	90
Tele Norte Leste Participacoes S.A. (Preference)	20,831	285
Unibanco ADR (c)	5,650	418
Usiminas S.A., Class A (Preference)	7,400	220
Vivo Participacoes S.A. (Preference) (a)	31,339	97
Votorantim Celulose e Papel S.A. (Preference)	5,968	101
		10,548
China (0.1%)
Anhui Expressway Co.	506,000	357
Harbin Power Equipment	318,000	257
Sichuan Expressway Co., Ltd.	850,000	146
China National Building Material Co., Ltd.	425,400	205
		965
Denmark (0.5%)
AP Moller - Maersk A/S	74	634
Danske Bank A/S	45,345	1,783
DSV A/S	1,175	206
GN Store Nord A/S	21,800	334
Novo-Nordisk A/S, Class B	15,000	1,115
Novozymes A/S, Class B	3,314	253
Vestas Wind Systems A/S (a)	10,650	284
		4,609
Finland (1.2%)
Cargotec Corp., Class B	2,604	110
Fortum Oyj	16,886	450
Kesko Oyj, Class B	4,358	183
Kone Oyj, Class B	5,208	253
Metso Oyj	7,730	284
Neste Oil Oyj	6,952	202

Nokia Oyj	323,165	6,417
Outokumpu Oyj	15,450	394
Rautaruukki Oyj	6,293	181
Sampo Oyj, Class A (c)	22,919	478
Stora Enso Oyj, Class R	41,550	630
TietoEnator Oyj (c)	10,536	310
UPM-Kymmene Oyj	36,167	859
Uponor Oyj	2,904	79
Wartsila Oyj, Class B	4,034	164
		10,994
France (7.3%)
Accor S.A. (c)	18,464	1,258
Alcatel S.A.	87,177	1,065
Alstom (a)	7,268	658
Arkema (a)	3,363	159
Atos Origin S.A. (a)	1,557	86
AXA S.A.	142,852	5,268
BNP Paribas S.A.	75,639	8,138
Bouygues S.A. (c)	16,979	908
Business Objects S.A. (a)	4,600	156
Cap Gemini S.A.	13,124	696
Carrefour S.A. (c)	31,579	1,995
Casino Guichard Perrachon S.A.	3,591	289
Cie de Saint-Gobain	18,247	1,324
Cie Generale d’Optique Essilor International S.A.	3,527	361
CNP Assurances	5,372	521
Credit Agricole S.A.	34,585	1,519
Dassault Systemes S.A.	4,244	239
France Telecom S.A. (c)	89,477	2,054
Gecina S.A. REIT	3,084	411
Groupe Danone (c)	13,945	1,958
Hermes International	1,335	123
Imerys S.A.	2,205	185
Klepierre REIT	2,600	389
L’Air Liquide S.A. (c)	8,028	1,638
L’Oreal S.A.	2,146	218
Lafarge S.A. (c)	11,729	1,514
Lagardere S.C.A. (c)	6,292	454
LVMH Moet Hennessy Louis Vuitton S.A.	10,888	1,122
Michelin (CGDE), Class B	4,696	344
Mittal Steel Co N.V.	35,708	1,247
Neopost S.A.	2,457	293
Pernod-Ricard S.A. (c)	1,088	226
Peugeot S.A. (c)	5,348	302
PPR S.A.	2,823	418
Publicis Groupe	4,217	166
Renault S.A. (c)	5,505	631
Safran S.A.	4,910	99
Sanofi-Aventis S.A. (c)	59,968	5,338
Schneider Electric S.A. (c)	13,164	1,468
Societe BIC S.A.	1,627	101
Societe Generale	29,834	4,748
Societe Television Francaise 1	5,196	166
Sodexho Alliance S.A.	10,220	566
Suez S.A. (c)	31,273	1,375
Suez S.A. (London Shares)	2,940	129
Suez S.A. (WPR-strip) (a)	2,940	@—
Technip S.A.	1,528	87
Thales S.A. (c)	6,720	298
Thomson (c)	10,855	171
Total S.A. (c)	134,548	8,829
Unibail REIT	4,206	884
Valeo S.A.	5,295	189
Veolia Environnement (c)	7,021	424
Vinci S.A. (c)	8,430	939
Vivendi Universal S.A. (c)	39,320	1,418
Zodiac S.A.	631	37
		65,599

Germany (8.2%)
Adidas-Salomon AG (c)	19,444	915
Allianz AG (Registered)	36,412	6,302
Altana AG	6,726	372
BASF AG	50,110	4,013
Bayer AG	61,263	3,123
Beiersdorf AG	4,911	261
Celesio AG	7,538	393
Commerzbank AG	63,914	2,152
Continental AG	12,188	1,413
DaimlerChrysler AG	76,254	3,811
Deutsche Bank AG (Registered)	54,034	6,520
Deutsche Boerse AG	9,550	1,436
Deutsche Lufthansa AG (Registered)	21,401	453
Deutsche Post AG (Registered) (c)	67,221	1,764
Deutsche Postbank AG	5,256	399
Deutsche Telekom AG (Registered) (c)	267,209	4,249
E. ON AG	57,948	6,869
Fresenius Medical Care AG	6,009	781
Heidelberger Druckmaschinen	4,900	202
Henkel KGaA (Non-Voting Shares) (c)	5,711	794
Hochtief AG	5,220	327
Hypo Real Estate Holding AG	12,650	789
InBev N.V.	3,651	201
Infineon Technologies AG (a)(c)	60,010	711
KarstadtQuelle AG (a)(c)	7,464	177
Linde AG	7,344	692
MAN AG	14,595	1,235
Merck KGaA	4,614	489
Metro AG	13,436	785
Muenchener Rueckversicherungs AG (Registered)	18,393	2,909
Porsche AG (Non-Voting Shares)	684	708
Puma AG Rudolf Dassler Sport	1,157	395
RWE AG	38,790	3,578
RWE AG (Non-Voting Shares)	3,400	285
SAP AG (c)	20,829	4,131
Siemens AG (Registered)	75,394	6,578
Suedzucker AG (c)	6,971	172
ThyssenKrupp AG	34,153	1,151
TUI AG (c)	21,483	443
Volkswagen AG (c)	14,729	1,255
Volkswagen AG (Non-Voting Shares)	8,799	521
		73,754
Greece (0.3%)
Alpha Bank A.E.	19,483	520
EFG Eurobank Ergasias S.A.	9,250	283
National Bank of Greece S.A.	18,033	776
OPAP S.A.	12,910	434
Titan Cement Co., S.A.	3,950	187
		2,200
Hong Kong (3.0%)
Bank of East Asia Ltd. (c)	228,342	1,042
BOC Hong Kong Holdings Ltd. (c)	542,500	1,219
Cathay Pacific Airways Ltd. (c)	154,000	315
Cheung Kong Holdings Ltd. (c)	226,000	2,427
Cheung Kong Infrastructure Holdings Ltd.	84,000	257
China Water Affairs Group Ltd. (a)	470,000	125
CLP Holdings Ltd.	258,300	1,565
Esprit Holdings Ltd.	141,500	1,290
Guangdong Investments Ltd.	836,000	338
Hang Lung Properties Ltd. (c)	282,000	602
Hang Seng Bank Ltd. (c)	105,400	1,332
Henderson Land Development Co., Ltd. (c)	109,000	613
Hong Kong & China Gas Co., Ltd. (c)	560,079	1,313
Hong Kong Exchanges & Clearing Ltd. (c)	157,000	1,146
Hong Kong Electric Holdings Ltd. (c)	205,500	961
Hopewell Highway Infrastructure Ltd.	329,231	254
Hopewell Holdings Ltd.	95,000	271

Hutchison Telecommunications International, Ltd. (a)	207,000	366
Hutchison Whampoa Ltd.	310,200	2,739
Hysan Development Co., Ltd.	99,431	255
Johnson Electric Holdings Ltd. (c)	235,500	206
Kerry Properties Ltd.	63,339	232
Kingboard Chemical Holdings Ltd.	103,500	373
Li & Fung Ltd.	271,700	675
Link REIT (The)	246,000	512
MTR Corp. (c)	210,344	528
New World Development Ltd. (c)	348,209	600
NWS Holdings Ltd. (c)	83,000	172
PCCW Ltd.	552,411	337
Shangri-La Asia Ltd.	156,424	348
Sino Land Co. (c)	177,316	314
Sun Hung Kai Properties Ltd.	193,000	2,107
Swire Pacific Ltd., Class A	135,000	1,411
Techtronic Industries Co.	137,500	203
Television Broadcasts Ltd.	43,000	232
Wasion Meters Group Ltd.	186,379	82
Wharf Holdings Ltd.	183,600	629
Yue Yuen Industrial Holdings Ltd.	88,500	275
		27,666
Ireland (0.1%)
Allied Irish Banks plc	16,500	439
Bank of Ireland	8,600	168
Depfa Bank plc	33,731	624
		1,231
Italy (1.0%)
Alleanza Assicurazioni S.p.A. (c)	2,521	29
Assicurazioni Generali S.p.A.	4,265	159
Autogrill S.p.A. (c)	1,797	29
Autostrade S.p.A.	3,681	109
Banca Fideuram S.p.A.	813	5
Banca Intesa S.p.A.	162,256	1,068
Banca Intesa S.p.A. RNC	2,270	14
Banca Monte dei Paschi di Siena S.p.A.	2,336	14
Banca Popolare di Milano Scrl	695	9
Banche Popolari Unite Scrl	19,983	538
Banco Popolare di Verona e Novara Scrl	2,982	82
Benetton Group S.p.A.	456	8
Capitalia S.p.A.	41,777	346
Enel S.p.A.	9,815	90
ENI S.p.A.	50,744	1,504
Fiat S.p.A. (a)(c)	3,080	49
Finmeccanica S.p.A.	3,429	77
Italcementi S.p.A.	370	9
Luxottica Group S.p.A.	1,328	39
Mediaset S.p.A.	3,285	35
Mediobanca S.p.A.	11,378	248
Mediolanum S.p.A. (c)	611	5
Pirelli & C S.p.A.	27,686	24
Sanpaolo IMI S.p.A.	38,781	819
Seat Pagine Gialle S.p.A. (c)	13,264	7
Snam Rete Gas S.p.A.	1,548	7
Telecom Italia S.p.A. (c)	106,911	304
Telecom Italia S.p.A. RNC (c)	61,216	147
Tiscali S.p.A. (a)	935	3
UniCredito Italiano S.p.A.	395,020	3,278
		9,055
Japan (25.5%)
77 Bank Ltd. (The) (c)	64,000	444
Acom Co., Ltd. (c)	1,980	84
Advantest Corp. (c)	18,380	912
Aeon Co., Ltd. (c)	39,200	961
Aeon Credit Service Co., Ltd. (c)	2,300	55
Aiful Corp. (c)	1,750	68
Ajinomoto Co., Inc. (c)	62,400	672
Alps Electric Co., Ltd. (c)	15,800	165

Amada Co., Ltd.	26,000	261
Asahi Breweries Ltd.	33,600	490
Asahi Glass Co., Ltd. (c)	108,800	1,342
Asahi Kasei Corp. (c)	103,000	659
Asatsu-DK, Inc.	3,400	103
Astellas Pharma, Inc.	54,600	2,196
Bank of Fukuoka Ltd. (The) (c)	86,000	631
Bank of Kyoto Ltd (The)	22,000	222
Bank of Yokohama Ltd. (The)	146,000	1,149
Benesse Corp. (c)	5,000	185
Bridgestone Corp.	84,000	1,696
Canon, Inc.	104,700	5,460
Casio Computer Co., Ltd. (c)	33,600	677
Central Japan Railway Co.	124	1,323
Chiba Bank Ltd. (The) (c)	61,000	544
Chiyoda Corp. (c)	18,000	352
Chubu Electric Power Co., Inc.	42,200	1,097
Chugai Pharmaceutical Co., Ltd.	28,007	602
Citizen Watch Co., Ltd. (c)	34,300	282
Coca-Cola West Japan Co., Ltd.	1,300	26
COMSYS Holdings Corp.	15,000	165
Credit Saison Co., Ltd.	4,400	185
CSK Holdings Corp. (c)	7,200	301
Dai Nippon Printing Co., Ltd.	37,600	580
Daicel Chemical Industries Ltd. (c)	12,000	83
Daiichi Sankyo Co., Ltd.	72,700	2,062
Daikin Industries Ltd. (c)	15,800	468
Daimaru, Inc. (c)	24,000	296
Dainippon Ink & Chemicals, Inc.	53,000	193
Daito Trust Construction Co., Ltd. (c)	14,100	765
Daiwa House Industry Co., Ltd. (c)	73,600	1,274
Daiwa Securities Group, Inc. (c)	300,000	3,500
Denki Kagaku Kogyo K.K.	36,000	140
Denso Corp. (c)	60,250	2,117
Dowa Mining Co., Ltd.	49,000	423
E*Trade Securities Co., Ltd. (c)	185	210
East Japan Railway Co. (c)	302	2,112
Ebara Corp. (c)	30,800	112
Eisai Co., Ltd. (c)	29,402	1,421
FamilyMart Co., Ltd.	4,900	134
Fanuc Ltd.	16,600	1,296
Fast Retailing Co., Ltd.	7,700	723
Fuji Electric Holdings Co., Ltd.	15,000	77
Fuji Photo Film Co., Ltd. (c)	39,100	1,427
Fuji Soft ABC, Inc.	3,400	89
Fuji Television Network, Inc.	31	70
Fujikura Ltd. (c)	22,000	241
Fujitsu Ltd.	153,200	1,263
Furukawa Electric Co., Ltd. (c)	53,800	355
Hankyu Department Stores, Inc.	9,000	76
Hirose Electric Co., Ltd. (c)	4,900	649
Hitachi Construction Machinery Co., Ltd.	2,800	63
Hitachi Ltd. (c)	294,000	1,715
Hitachi Plant Technologies Ltd.	60,000	333
Hokkaido Electric Power Co., Inc. (c)	8,200	199
Hokuhoku Financial Group, Inc. (c)	165,000	622
Honda Motor Co., Ltd. (c)	168,804	5,673
Hoya Corp.	41,900	1,578
Ibiden Co., Ltd.	9,800	518
Index Corp. (c)	94	68
Inpex Holdings, Inc. (a)(c)	39	310
Isetan Co., Ltd. (c)	16,100	272
Ishikawajima-Harima Heavy Industries Co., Ltd.	93,000	284
Ito En Ltd. (c)	3,800	131
Itochu Corp.	123,000	953
Itochu Techno-Science Corp. (c)	3,000	152
Japan Airlines Corp. (a)(c)	79,000	154
Japan Real Estate Investment Corp. REIT	53	449

Japan Retail Fund Investment Corp. REIT (c)	48	354
Japan Tobacco, Inc.	335	1,302
JFE Holdings, Inc. (c)	32,000	1,254
JGC Corp. (c)	24,000	401
Joyo Bank Ltd. (The) (c)	115,000	682
JS Group Corp. (c)	21,900	458
JSR Corp. (c)	12,900	284
Kajima Corp. (c)	113,400	518
Kamigumi Co., Ltd.	1,000	8
Kaneka Corp.	21,000	199
Kansai Electric Power Co., Inc. (The)	60,200	1,389
Kao Corp.	50,000	1,333
Kawasaki Heavy Industries Ltd. (c)	183,000	606
Kawasaki Kisen Kaisha Ltd. (c)	5,000	32
Keihin Electric Express Railway Co., Ltd. (c)	32,000	234
Keio Corp.	19,000	127
Keyence Corp. (c)	5,300	1,220
Kikkoman Corp.	10,000	117
Kinden Corp.	1,000	8
Kintetsu Corp.	140,200	439
Kirin Brewery Co., Ltd.	83,400	1,113
Kobe Steel Ltd.	166,000	521
Kokuyo Co., Ltd. (c)	5,700	91
Komatsu Ltd.	96,400	1,665
Konami Corp.	10,000	254
Konica Minolta Holdings, Inc. (a)(c)	49,000	656
Kubota Corp.	132,000	1,084
Kuraray Co., Ltd. (c)	29,500	328
Kurita Water Industries Ltd.	5,800	112
Kyocera Corp.	14,700	1,258
Kyowa Hakko Kogyo Co., Ltd.	27,028	190
Kyushu Electric Power Co., Inc. (c)	26,400	624
Lawson, Inc. (c)	4,700	165
Leopalace21 Corp.	17,800	649
Mabuchi Motor Co., Ltd. (c)	2,700	165
Marubeni Corp. (c)	120,000	597
Marui Co., Ltd.	35,800	524
Matsui Securities Co., Ltd. (c)	13,100	109
Matsushita Electric Industrial Co., Ltd.	176,000	3,725
Matsushita Electric Works Ltd.	28,000	296
Meiji Dairies Corp. (c)	16,000	108
Meiji Seika Kaisha Ltd. (c)	19,000	97
Meitec Corp. (c)	2,400	74
Millea Holdings, Inc.	61,500	2,137
Minebea Co., Ltd.	33,000	180
Mitsubishi Chemical Holdings Corp.	73,500	460
Mitsubishi Corp.	109,700	2,062
Mitsubishi Electric Corp.	186,800	1,573
Mitsubishi Estate Co., Ltd. (c)	178,000	3,888
Mitsubishi Heavy Industries Ltd.	316,000	1,308
Mitsubishi Logistics Corp. (c)	7,000	112
Mitsubishi Materials Corp. (c)	161,000	664
Mitsubishi Rayon Co., Ltd. (c)	42,000	277
Mitsubishi UFJ Financial Group, Inc.	662	8,518
Mitsubishi UFJ Securities Co.	40,000	501
Mitsui & Co., Ltd. (c)	132,800	1,689
Mitsui Chemicals, Inc. (c)	42,000	302
Mitsui Fudosan Co., Ltd. (c)	127,400	2,896
Mitsui Mining & Smelting Co., Ltd.	96,000	495
Mitsui OSK Lines Ltd. (c)	13,000	96
Mitsui Sumitomo Insurance Co., Ltd.	102,000	1,275
Mitsui Trust Holdings, Inc.	48,545	552
Mitsukoshi Ltd. (c)	32,000	144
Miura Co., Ltd.	7,000	169
Mizuho Financial Group, Inc.	844	6,545
Murata Manufacturing Co., Ltd. (c)	19,800	1,374
Namco Bandai Holdings, Inc. (c)	2,400	38
NEC Corp. (a)(c)	196,400	1,079

NEC Electronics Corp. (c)	4,600	158
Net One Systems Co., Ltd. (c)	58	81
NGK Insulators Ltd. (c)	34,600	486
NGK Spark Plug Co., Ltd. (c)	21,000	417
Nidec Corp. (c)	10,000	754
Nikko Cordial Corp. (c)	123,500	1,432
Nikon Corp. (c)	27,000	558
Nintendo Co., Ltd.	10,900	2,246
Nippon Building Fund, Inc. REIT (c)	63	640
Nippon Electric Glass Co., Ltd. (c)	17,000	375
Nippon Express Co., Ltd. (c)	74,800	401
Nippon Meat Packers, Inc.	18,600	209
Nippon Mining Holdings, Inc.	43,500	307
Nippon Oil Corp. (c)	134,800	993
Nippon Paper Group, Inc. (c)	70	254
Nippon Sheet Glass Co., Ltd. (c)	37,000	174
Nippon Steel Corp. (c)	418,000	1,720
Nippon Telegraph & Telephone Corp.	255	1,252
Nippon Yusen Kabushiki Kaisha (c)	99,000	603
Nishi-Nippon Bank Ltd (The) (c)	44,000	216
Nissan Chemical Industries Ltd. (c)	11,000	130
Nissan Motor Co., Ltd. (c)	250,900	2,810
Nisshin Seifun Group, Inc.	12,500	130
Nisshinbo Industries, Inc.	6,000	63
Nissin Food Products Co., Ltd. (c)	6,500	207
Nitto Denko Corp. (c)	17,800	1,055
Nomura Holdings, Inc.	291,000	5,124
Nomura Research Institute Ltd. (c)	2,500	347
NSK Ltd. (c)	62,000	523
NTN Corp. (c)	44,000	348
NTT Data Corp. (c)	140	646
NTT DoCoMo, Inc. (c)	334	515
Obayashi Corp. (c)	77,000	542
Obic Co., Ltd.	800	169
OJI Paper Co., Ltd. (c)	96,400	528
Oki Electric Industry Co., Ltd. (c)	52,000	117
Okumura Corp.	21,000	115
Olympus Corp.	11,000	324
Omron Corp.	19,600	481
Onward Kashiyama Co., Ltd. (c)	16,000	230
Oracle Corp. Japan (c)	3,500	151
Oriental Land Co., Ltd. (c)	5,700	320
Osaka Gas Co., Ltd.	155,600	543
Pioneer Corp. (c)	14,454	255
Promise Co., Ltd.	2,350	94
Resona Holdings, Inc.	411	1,232
Ricoh Co., Ltd.	56,000	1,114
Rohm Co., Ltd. (c)	13,200	1,226
Sanken Electric Co., Ltd. (c)	13,000	168
Sanyo Electric Co., Ltd. (c)	148,000	301
Sapporo Holdings Ltd. (c)	17,000	81
Secom Co., Ltd.	14,600	723
Seiko Epson Corp. (c)	9,800	267
Sekisui Chemical Co., Ltd.	44,000	371
Sekisui House Ltd.	87,600	1,325
Seven & I Holdings Co., Ltd.	64,000	2,059
Sharp Corp. (c)	73,200	1,255
Shimachu Co., Ltd.	5,300	156
Shimamura Co., Ltd. (c)	2,000	195
Shimano, Inc.	8,600	240
Shimizu Corp. (c)	81,600	466
Shin-Etsu Chemical Co., Ltd.	33,896	2,164
Shinko Securities Co. (c)	36,000	142
Shinsei Bank Ltd.	140,000	853
Shionogi & Co., Ltd. (c)	33,000	606
Shiseido Co., Ltd. (c)	32,000	639
Shizuoka Bank Ltd. (The) (c)	52,000	565
Showa Denko K.K. (c)	55,000	237

Showa Shell Sekiyu K.K.	14,300	159
SMC Corp.	5,800	767
Softbank Corp. (c)	81,200	1,681
Sompo Japan Insurance, Inc.	70,000	917
Sony Corp.	62,097	2,513
Stanley Electric Co., Ltd. (c)	6,300	130
Sumitomo Bakelite Co., Ltd. (c)	11,000	83
Sumitomo Chemical Co., Ltd. (c)	117,600	878
Sumitomo Corp.	80,400	1,003
Sumitomo Electric Industries Ltd. (c)	59,800	809
Sumitomo Heavy Industries Ltd. (c)	38,000	318
Sumitomo Metal Industries Ltd. (c)	248,000	951
Sumitomo Metal Mining Co., Ltd. (c)	90,800	1,190
Sumitomo Mitsui Financial Group, Inc. (c)	405	4,251
Sumitomo Realty & Development Co., Ltd. (c)	76,000	2,233
Sumitomo Trust & Banking Co., Ltd. (The)	113,000	1,182
T&D Holdings, Inc.	19,350	1,401
Taiheiyo Cement Corp.	52,000	192
Taisei Corp. (c)	110,000	395
Taisho Pharmaceutical Co., Ltd.	20,441	392
Taiyo Yuden Co., Ltd. (c)	7,000	105
Takara Holdings, Inc. (c)	10,000	59
Takashimaya Co., Ltd. (c)	33,000	419
Takeda Pharmaceutical Co., Ltd. (c)	94,100	5,871
Takefuji Corp. (c)	3,010	138
TDK Corp.	10,600	849
Teijin Ltd.	74,400	401
Terumo Corp. (c)	17,300	656
THK Co., Ltd.	3,400	80
TIS, Inc.	3,304	78
Tobu Railway Co., Ltd. (c)	76,400	385
Toho Co., Ltd.	6,000	122
Tohoku Electric Power Co., Inc. (c)	35,500	777
Tokyo Broadcasting System, Inc. (c)	9,500	222
Tokyo Electric Power Co., Inc. (The) (c)	88,000	2,533
Tokyo Electron Ltd. (c)	20,000	1,478
Tokyo Gas Co., Ltd. (c)	183,600	920
Tokyo Tatmono Co., Ltd.	28,000	315
Tokyu Corp. (c)	85,400	587
TonenGeneral Sekiyu K.K. (c)	29,000	262
Toppan Printing Co., Ltd. (c)	36,600	406
Toray Industries, Inc. (c)	103,100	776
Toshiba Corp. (c)	294,000	1,906
Tosoh Corp.	40,000	162
Toto Ltd. (c)	43,600	411
Toyo Seikan Kaisha Ltd. (c)	16,600	318
Toyoba Co., Ltd.	5,000	13
Toyoda Gosei Co., Ltd.	800	18
Toyota Industries Corp. (c)	8,850	375
Toyota Motor Corp. (c)	272,800	14,826
Trend Micro, Inc. (c)	10,700	313
Uni-Charm Corp. (c)	3,500	194
Uniden Corp.	5,000	53
UNY Co., Ltd.	10,000	133
Ushio, Inc. (c)	3,500	75
USS Co., Ltd.	2,730	175
Wacoal Holdings Corp. (c)	6,000	76
West Japan Railway Co.	31	133
Yahoo! Japan Corp. (c)	1,666	627
Yakult Honsha Co., Ltd. (c)	8,800	259
Yamada Denki Co., Ltd. (c)	9,700	972
Yamaha Corp. (c)	8,600	181
Yamaha Motor Co., Ltd.	3,500	93
Yamato Holdings Co., Ltd. (c)	24,000	347
Yamazaki Baking Co., Ltd. (c)	8,000	78
Yokogawa Electric Corp. (c)	19,300	254
		228,947

Malaysia (0.0%)
IJM Corp. Bhd	108,900	183
Mexico (1.3%)
Alfa S.A. de C.V., Class A	34,500	189
America Movil S.A. de C.V.	1,861,000	3,673
Cemex S.A. de C.V. (a)	600,800	1,813
Coca-Cola Femsa S.A. de C.V.	14,500	45
Corp. GEO S.A. de C.V. (a)	39,700	167
Fomento Economico Mexicano S.A. de C.V.	65,600	637
Grupo Carso S.A. de C.V., Class A1	77,700	226
Grupo Financiero Banorte S.A. de C.V., Class O	138,100	432
Grupo Mexico S.A. de C.V., Class B	109,200	342
Grupo Modelo S.A., Class C	54,400	238
Grupo Televisa S.A.	217,900	929
Kimberly-Clark de Mexico S.A. de C.V., Class A	51,500	209
Telefonos de Mexico S.A. de C.V.	1,252,500	1,606
Urbi Desarrollos Urbanos S.A. de C.V. (a)	39,000	110
Wal-Mart de Mexico S.A. de C.V., Series V	378,800	1,289
		11,905
Netherlands (4.8%)
ABN AMRO Holding N.V.	132,491	3,864
Aegon N.V. (c)	141,958	2,662
Akzo Nobel N.V.	18,256	1,125
ASML Holding N.V. (a)(c)	32,756	766
Corio N.V. REIT	5,854	427
Euronext N.V.	6,578	639
European Aeronautic Defense & Space Co. N.V.	14,611	420
Hagemeyer N.V. (a)(c)	4,613	23
Heineken N.V. (c)	48,272	2,208
ING Groep N.V. CVA	126,199	5,551
Koninklijke DSM NV	10,002	439
Koninklijke Philips Electronics N.V.	56,394	1,979
OCE N.V.	6,272	101
Qiagen N.V. (a)(c)	12,827	202
Reed Elsevier N.V.	29,077	485
Rodamco Europe N.V. (c)	4,805	560
Royal Dutch Shell plc	240,433	7,932
Royal Dutch Shell plc, Class B	167,982	5,702
Royal KPN N.V.	106,404	1,357
Royal Numico N.V.	8,957	403
TNT N.V.	46,071	1,747
Unilever N.V. CVA (c)	144,525	3,555
Wereldhave N.V. REIT	2,385	260
Wolters Kluwer N.V. CVA	15,747	411
		42,818
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd. (c)	20,139	57
Norway (0.4%)
DNB NOR ASA	23,299	285
Norsk Hydro A S	46,495	1,038
Norske Skogindustrier ASA	12,100	182
Orkla ASA	10,500	500
Statoil ASA	38,450	909
Tandberg ASA (a)	10,600	113
Tanberg Television ASA (c)	5,400	44
Telenor ASA	44,200	576
Yara International ASA	14,819	225
		3,872
Poland (0.5%)
Agora S.A.	5,609	53
Bank BPH	1,394	359
Bank Pekao S.A.	11,930	743
Bank Zachodni WBK S.A.	3,886	239
Grupa Kety S.A.	163	9
KGHM Polska Miedz S.A.	19,397	624
Polski Koncern Naftowy Orlen	45,510	712
Powszechna Kasa Oszczednosci Bank Polski S.A.	56,862	663
Prokom Software S.A.	1,723	72
Telekomunikacja Polska S.A.	105,261	669
		4,143

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered) (c)	118,222	367
Brisa-Auto Estradas de Portugal S.A. (c)	23,604	262
Energias de Portugal S.A.	24,260	105
Portugal Telecom SGPS S.A. (Registered)	40,620	507
PT Multimedia SGPS S.A.	1,488	18
		1,259
Russia (0.9%)
LUKOIL ADR (c)	29,800	2,250
MMC Norilsk Nickel ADR	4,600	598
Mobile Telesystems ADR (c)	10,900	412
OAO Gazprom ADR (Registered)	63,818	2,760
Polyus Gold Co. ADR (a)	6,500	285
RAO Unified Energy System GDR	5,050	369
Surgutneftegaz ADR (c)	8,900	578
Surgutneftegaz ADR (Preference)	4,300	374
Tatneft ADR (c)	4,100	348
Vimpel-Communications ADR (a)(c)	5,700	345
		8,319
Singapore (1.3%)
Ascendas REIT	116,000	157
CapitaLand Ltd.	142,000	452
CapitaMall Trust REIT	103,500	166
Chartered Semiconductor Manufacturing Ltd. (a)(c)	167,000	127
City Developments Ltd.	62,719	423
ComfortDelgro Corp., Ltd.	223,477	238
Cosco Corp Singapore	97,000	101
Creative Technology Ltd. (c)	9,667	63
DBS Group Holdings Ltd.	125,612	1,519
Fraser & Neave, Ltd.	150,000	391
Jardine Cycle & Carriage Ltd.	20,034	151
K-REIT Asia	9,200	10
Keppel Corp., Ltd.	64,000	596
Keppel Land Ltd.	42,000	131
Neptune Orient Lines Ltd.	83,000	106
Overseas-Chinese Banking Corp.	284,712	1,174
Parkway Holdings Ltd.	73,000	129
SembCorp Industries Ltd.	98,183	208
SembCorp Marine Ltd.	66,000	139
Singapore Airlines Ltd.	66,000	607
Singapore Exchange Ltd.	90,539	253
Singapore Land Ltd.	27,000	134
Singapore Post Ltd.	178,000	113
Singapore Press Holdings Ltd.	179,028	462
Singapore Technologies Engineering Ltd.	157,296	282
Singapore Telecommunications Ltd.	828,015	1,272
STATS ChipPAC Ltd. (a)	160,000	98
United Overseas Bank Ltd.	131,389	1,348
United Overseas Land Ltd. (London Shares)	72,189	159
Venture Corp., Ltd.	30,444	242
		11,251
South Africa (0.4%)
Anglo American plc (London Shares)	93,407	3,905
South Korea (0.1%)
Doosan Heavy Industries and Construction Co., Ltd.	15,360	639
Spain (2.5%)
Abertis Infraestructuras S.A. (c)	22,215	583
Acciona S.A.	1,995	304
Acerinox S.A. (c)	13,440	259
ACS S.A. (c)	15,386	730
Altadis S.A.	14,776	702
Antena 3 de Television S.A. (c)	3,070	63
Banco Bilbao Vizcaya Argentaria S.A.	129,993	3,008
Banco Popular Espanol S.A.	36,192	593
Banco Santander Central Hispano S.A.	242,641	3,837
Cintra Concesiones de Infraestructuras de Transporte S.A.	10,671	150
Endesa S.A.	33,521	1,426

Fomento de Construcciones y Contratas S.A.	2,184	174
Gas Natural SDG S.A. (c)	48,101	1,754
Grupo Ferrovial S.A. (c)	3,504	282
Iberdrola S.A.	28,390	1,271
Inditex S.A.	11,867	553
Indra Sistemas S.A.	2,740	60
Metrovacesa S.A. (c)	1,527	184
Repsol YPF S.A.	46,721	1,390
Sacyr Vallehermoso S.A. (c)	4,896	223
Sociedad General de Aguas de Barcelona S.A., Class A	9,242	300
Telefonica S.A.	255,206	4,424
Union Fenosa S.A. (c)	6,857	350
		22,620
Sweden (1.8%)
Alfa Laval AB	1,250	42
Assa Abloy AB, Class B	20,477	381
Atlas Copco AB, Class A	12,297	308
Atlas Copco AB, Class B	19,798	520
Eisai Co., Ltd.	12,150	226
Electrolux AB, Class B (c)	12,800	208
Eniro AB	5,700	70
Faberge AB	3,300	73
Getinge AB, Class B	10,700	196
Hennes & Mauritz AB, Class B	20,050	839
Holmen AB, Class B	3,400	142
Husqvarna AB (a)	12,800	151
Modern Times Group, Class B (a)	1,550	80
Nordea Bank AB	183,944	2,410
Sandvik AB	61,090	700
Scania AB, Class B	6,600	394
Securitas Systems AB (a)	800	2
Securitas AB, Class B	800	10
Securitas Direct AB (a)	800	2
Skandinaviska Enskilda Banken AB, Class A	30,666	824
Skanska AB, Class B	20,351	344
SKF AB, Class B	19,264	282
Svenska Cellulosa AB, Class B	12,922	592
Svenska Handelsbanken, Class A	51,436	1,390
Swedish Match AB	25,700	418
Tele2 AB, Class B (c)	8,724	88
Telefonaktiebolaget LM Ericsson, Class B	1,014,842	3,518
TeliaSonera AB	91,487	587
Volvo AB, Class A	5,995	371
Volvo AB, Class B	13,485	803
Wihlborgs Fastigheter	1,320	24
Wm-Data AB, Class B	14,675	51
		16,046
Switzerland (5.6%)
ABB (Registered)	144,894	1,906
Ciba Specialty Chemicals AG (Registered)	4,581	277
Clariant AG (Registered) (a)	15,421	208
Compagnie Financiere Richemont AG, Class A	26,082	1,256
Credit Suisse Group (Registered)	54,307	3,142
Geberit AG (Registered)	243	296
Givaudan (Registered)	480	384
Holcim Ltd. (Registered)	13,545	1,107
Kudelski S.A. (c)	2,842	84
Logitech International S.A. (Registered) (a)	12,644	275
Lonza Group AG (Registered)	2,598	180
Nestle S.A. (Registered)	31,006	10,811
Nobel Biocare Holding AG	1,895	466
Novartis AG (Registered)	138,923	8,110
Roche Holding AG (Genusschein)	41,764	7,221
Schindler Holding AG	4,210	219
Serono S.A., Class B	317	274
STMicroelectronics N.V.	13,398	232
Straumann Holding AG	863	186
Sulzer AG (Registered)	39	31

Swatch Group AG (Registered)	3,443	134
Swatch Group AG, Class B	1,678	324
Swiss Reinsurance (Registered)	5,092	390
Swisscom AG (Registered)	1,210	403
Syngenta AG (a)	7,286	1,099
Synthes, Inc.	4,017	447
UBS AG (Registered)	157,830	9,441
Zurich Financial Services AG (Registered)	3,696	908
		49,811
Thailand (0.0%)
Italian-Thai Development PCL (Foreign) (d)	846,100	127
Turkey (0.7%)
Akbank T.A.S.	179,421	918
Anadolu Efes Biracilik ve Malt Sanayii A.S.	4,184	104
Arcelik A.S.	36,423	227
Dogan Sirketler Grubu Holdings A.S. (a)	76,581	296
Dogan Yayin Holding A.S.	45,949	143
Eregli Demir ve Celik Fabrikalari T.A.S	82,790	369
Ford Otomotiv Sanayi A.S.	21,644	142
Haci Omer Sabanci Holding A.S.	128,341	453
Hurriyet Gazetecilik ve Matbaacilik A.S.	26,363	66
Koc Holding A.S. (a)	67,095	215
Migros Turk TAS (a)	28,713	288
Trakya Cam Sanayi A.S.	11,575	30
Tupras-Turkie Petrol Rafinerileri A.S.	25,390	391
Turk Hava Yollari Anonim Ortakligi A.S. (a)	9,337	36
Turk Sise ve Cam Fabrikalari A.S. (a)	26,914	87
Turkcell Iletisim Hizmetleri A.S.	100,742	512
Turkiye Garanti Bankasi A.S., Class C	226,607	670
Turkiye Is Bankasi	157,193	836
Yapi ve Kredi Bankasi A.S. (a)	183,972	318
		6,101
United Kingdom (16.4%)
3i Group plc	13,788	241
Aegis Group plc	47,607	119
Amec plc	16,530	111
Amvescap plc	20,223	220
ARM Holdings plc	71,885	158
Arriva plc	8,423	104
AstraZeneca plc	126,429	7,902
Aviva plc	198,031	2,903
BAE Systems plc	234,877	1,738
Balfour Beatty plc	35,042	270
Barclays plc	383,460	4,839
Barratt Developments plc	10,583	211
BBA Group plc	36,410	181
Bellway plc	4,760	115
Berkeley Group Holdings plc (a)	4,987	126
BG Group plc	215,939	2,624
BHP Billiton plc (c)	163,650	2,825
Boots Group plc	36,185	525
BP plc	1,261,028	13,741
Brambles Industries plc (c)	8,830	79
British Airways plc (a)	40,108	321
British American Tobacco plc	86,518	2,339
British Land Co. plc	24,736	632
British Sky Broadcasting plc	47,903	490
BT Group plc	530,006	2,659
Bunzl plc	29,333	367
Burberry Group plc	12,311	119
Cadbury Schweppes plc	128,424	1,367
Capita Group plc	8,063	83
Carnival plc	15,671	750
Centrica plc	194,066	1,182
Close Bros Group plc	1,586	30
Cobham plc	82,330	280
Compass Group plc	189,046	949
Corus Group plc	58,351	424

Daily Mail & General Trust, Class A	13,552	154
Diageo plc	209,332	3,698
DSG International plc	81,957	336
Electrocomponents plc	41,416	216
Emap plc	20,768	156
EMI Group plc	35,703	178
Enterprise Inns plc	31,936	631
Firstgroup plc	27,375	252
FKI plc	7,577	13
Friends Provident plc	151,842	550
GKN plc	28,773	155
GlaxoSmithKline plc	432,547	11,516
Group 4 Securicor plc	13,896	44
GUS plc	34,714	628
Hammerson plc	13,596	334
Hanson plc	48,349	700
Hays plc	19,415	52
HBOS plc	239,747	4,745
HSBC Holdings plc	635,566	11,597
ICAP plc	5,916	57
IMI plc	32,556	309
Imperial Chemical Industries plc	79,648	592
Imperial Tobacco Group plc	36,729	1,224
Intercontinental Hotels Group plc	37,247	652
International Power plc (a)	17,956	105
Invensys plc	13,017	51
ITV plc	165,381	300
Johnson Matthey plc	14,730	380
Kelda Group plc	39,229	625
Kesa Electricals plc	11,073	68
Kingfisher plc	49,545	227
Ladbrokes plc	51,469	375
Land Securities Group plc	22,118	815
Legal & General Group plc	503,966	1,345
Liberty International plc	11,858	272
Lloyds TSB Group plc	404,586	4,087
LogicaCMG plc	59,810	174
London Stock Exchange plc	2,616	61
Man Group Plc	43,644	366
Marks & Spencer Group plc	70,639	850
Meggitt plc	37,219	217
Meinl European Land Ltd. (a)	15,541	339
MFI Furniture plc (a)	6,439	12
Misys plc	30,954	131
Mitchells & Butlers plc	47,372	523
National Express Group plc	8,483	149
National Grid plc	219,268	2,740
Next plc	11,100	394
Pearson plc	34,469	491
Persimmon plc	11,913	298
Provident Financial Group plc	3,113	36
Prudential plc	145,071	1,802
Punch Taverns plc	22,648	411
Reckitt Benckiser plc	63,654	2,639
Reed Elsevier plc	54,403	603
Rentokil Initial plc	22,066	60
Resolution plc	2,420	28
Reuters Group plc	63,894	520
Rexam plc	37,350	400
Rio Tinto plc	70,900	3,355
Rolls-Royce Group plc (a)	122,735	1,041
Royal & Sun Alliance Insurance Group	208,428	581
Royal Bank of Scotland Group plc	183,205	6,308
SABMiller plc	26,725	499
Sage Group plc	100,896	475
Sainsbury (J) plc	70,097	493
Schroders plc	1,515	26
Scottish & Newcastle plc	12,647	135

Scottish & Southern Energy plc	69,075	1,705
Scottish Power plc	118,741	1,448
Serco Group plc	5,648	40
Severn Trent plc	34,416	861
Signet Group plc	65,905	136
Slough Estates plc	19,484	243
Smith & Nephew plc	50,745	467
Smiths Group plc	40,743	684
Stagecoach Group plc	31,414	75
Tate & Lyle plc	44,799	603
Taylor Woodrow plc	25,889	172
Tesco plc	393,849	2,655
TI Automotive Ltd., Class A (a)(d)(l)	1,505	@—
Tomkins plc	70,047	310
Unilever plc	84,474	2,083
United Business Media plc	12,279	152
United Utilities plc	16,114	213
Vodafone Group plc	3,401,433	7,786
Whitbread plc	19,823	481
William Hill plc	37,009	446
Wimpey George plc	17,309	168
Wolseley plc	41,508	875
WPP Group plc	42,200	523
Yell Group plc	27,504	307
		147,053
Total Common Stocks (Cost $626,209)		806,265

	Face
	Amount
	(000)
Short-Term Investments (26.3%)
Short-Term Debt Securities held as Collateral on Loaned Securities (18.1%)
Alliance & Leicester plc, 5.32%, 10/10/06 (h)	$4,051	4,051
AmSouth Bank, 5.30%, 10/2/06 (h)	8,102	8,102
Bancaja, 5.37%, 1/19/07 (h)	2,025	2,025
Bank of America Corp.,
5.31%, 10/2/06 (h)	891	891
5.32%, 10/2/06 (h)	6,481	6,481
Bank of New York Co., Inc. 5.32%, 10/10/06 (h)	2,025	2,025
Bear Stearns & Co., Inc.,
5.37%, 10/16/06 (h)	4,051	4,051
5.44%, 10/2/06 (h)	4,051	4,051
BNP Paribas plc, 5.36%, 11/20/06 (h)	4,051	4,051
CIC, N.Y., 5.31%, 10/5/06 (h)	2,835	2,835
Ciesco LLC, 5.30%, 10/10/06	1,890	1,890
Dekabank Deutsche Girozentrale, 5.51%, 10/19/06 (h)	4,132	4,132
Deutsche Bank Securities, Inc., 5.40%, 10/2/06	25,159	25,159
Dexia Bank, New York, 5.33%, 10/2/06 (h)	4,050	4,050
Five Finance, Inc., 5.33%, 10/2/06 (h)	4,051	4,051
Goldman Sachs Group, Inc.,
5.38%, 10/16/06 (h)	2,025	2,025
5.49%, 10/2/06 (h)	3,808	3,808
HSBC Finance Corp., 5.32%, 10/6/06 (h)	2,025	2,025
Liberty Lighthouse US Capital, 5.33%, 10/2/06 (h)	2,025	2,025
Manufacturers & Traders,
5.31%, 10/30/06 (h)	1,215	1,215
5.32%, 10/19/06 (h)	8,101	8,101
Merrill Lynch & Co, 5.46%, 10/26/06 (h)	2,130	2,130
Natexis Banques Populaires, New York, 5.35%, 10/2/06 (h)	2,025	2,025
National City Bank Cleveland, (h)
5.32%, 10/2/06	5,873	5,873
National Rural Utilities Cooperative Finance Corp., 5.32%, 10/2/06 (h)	8,102	8,102
Nationwide Building Society, 5.42%, 12/28/06 (h)	4,699	4,699
Newport Funding Corp., 5.33%, 10/2/06	4,022	4,022
Nordea Bank, New York, 5.31%, 10/2/06 (h)	6,076	6,076
Norinchukin Bank, New York,
5.31%, 10/10/06	2,026	2,026
5.33%, 11/1/06	4,051	4,051

Rhein-Main Securitisation Ltd.,
5.30%, 10/5/06	2,895	2,895
5.30%, 10/20/06	806	806
Scaldis Capital LLC, 5.29%, 10/20/06	4,033	4,033
Skandi New York, 5.32%, 10/10/06 (h)	4,051	4,051
SLM Corp., 5.33%, 10/20/06 (h)	4,051	4,051
Ticonderoga Funding LLC, 5.29%, 10/25/06	807	807
Unicredito Italiano Bank (Ireland) plc, 5.34%, 10/10/06 (h)	2,836	2,836
Wells Fargo Bank N.A.,
5.30%, 10/2/06 (h)	810	810
5.31%, 10/2/06 (h)	6,076	6,076
		162,413
Repurchase Agreement (8.2%)
J.P.Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06, repurchase price $74,267 (f)	74,235	74,235
Total Short-Term Investments (Cost $236,648)		236,648
Total Investments + (116.0%) (Cost $862,857) — including $154,428 of Securities Loaned		1,042,913
Liabilities in Excess of Other Assets (-16.0%)		(143,956)
Net Assets (100%)		$898,957

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2006. At September 30, 2006 the Portfolio had loaned securities with a total value of $154,428,000. This was secured by collateral of $162,413,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Security was valued at fair value — At September 30, 2006, the Portfolio held $127,000 of fair valued securities, representing 0.01% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2006.
(l)	Security has been deemed illiquid at September 30, 2006.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
RNC	Non-Convertible Savings Shares
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approsimately $862,857,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $180,056,000 of which $194,819,000 related to appreciated securities and $14,763,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	125	$93	10/3/06	USD	94	$94	$1
EUR	656,125	5,611	12/14/06	USD	5,633	5,633	22
EUR	13,974	17,791	12/14/06	USD	17,835	17,835	44
EUR	10,661	13,572	12/14/06	USD	13,601	13,601	29
EUR	1,061	1,349	11/16/06	USD	1,350	1,350	1
EUR	150	190	10/2/06	USD	190	190	@—
GBP	3,160	5,922	12/14/06	USD	5,931	5,931	9
GBP	850	1,591	10/2/06	USD	1,595	1,595	4
GBP	13	24	12/14/06	USD	24	24	@—
HKD	254,210	32,674	11/16/06	USD	32,787	32,787	113
JPY	5,487,177	46,752	11/16/06	USD	47,631	47,631	879
JPY	742,833	6,329	11/16/06	USD	6,446	6,446	117
JPY	199,605	1,701	11/16/06	USD	1,733	1,733	32
SGD	3,534	2,230	11/16/06	USD	2,245	2,245	15
USD	19,283	19,283	11/16/06	AUD	25,431	18,936	(347)
USD	50,129	50,129	11/16/06	EUR	39,151	49,770	(359)
USD	14,205	14,205	12/14/06	EUR	11,137	14,179	(26)
USD	13,071	13,071	12/14/06	EUR	10,247	13,046	(25)
USD	10,916	10,916	12/14/06	EUR	8,561	10,899	(17)
USD	8,101	8,101	12/14/06	EUR	6,351	8,085	(16)
USD	5,838	5,838	12/14/06	EUR	4,579	5,829	(9)
USD	16,754	16,754	12/14/06	GPB	8,923	16,720	(34)
USD	3,076	3,076	12/14/06	GPB	1,640	3,072	(4)
USD	881	881	12/14/06	GPB	469	879	(2)
USD	161	161	12/14/06	GPB	86	161	@—
USD	9,087	9,087	11/16/06	HKD	70,454	9,056	(31)
USD	24,226	24,226	11/16/06	JPY	2,791,777	23,787	(439)
USD	10,274	10,274	12/14/06	JPY	1,197,280	10,239	(35)
USD	4,960	4,960	12/14/06	JPY	577,830	4,942	(18)
USD	3,347	3,347	12/14/06	JPY	390,045	3,336	(11)
USD	1,801	1,801	11/16/06	JPY	207,550	1,768	(33)
USD	3,323	3,323	12/14/06	SEK	24,065	3,301	(22)
USD	2,253	2,253	11/16/06	SGD	3,534	2,230	(23)
		$337,515				$337,330	$(185)

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number	Value	Expiration	(Depreciation)
	of Contracts	(000)	Date	(000)
Long:
CAC 40 Index (France)	198	$13,248	Dec-06	$290
DAX Index (Germany)	76	14,564	Dec-06	208
FTSE 100 Index (United Kingdom)	94	10,536	Dec-06	123
Hang Seng Index (Hong Kong)	80	9,015	Dec-06	(25)
Nikkei 225 Index (Japan)	63	8,587	Dec-06	6
OMX Index (Sweden)	273	3,877	Dec-06	6
TOPIX Index (Japan)	198	27,070	Dec-06	(528)
				$80

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (98.1%)
Argentina (0.2%)
Tenaris S.A. ADR	112,800	$3,991
Austria (0.9%)
Raiffeisen International Bank Holding AG (c)	170,236	18,133
Brazil (11.1%)
All America Latina Logistica S.A.	1,074,500	8,401
Banco Itau Holding Financeira S.A. ADR	602,493	18,075
Banco Itau Holding Financeira S.A. (Preference)	363,832	10,893
Banco Nacional S.A. (Preference) (a)(d)(l)	295,998,880	@—
CPFL Energia S.A.	277,085	3,568
CPFL Energia S.A. ADR	48,710	1,872
CVRD ADR	1,710,748	31,791
CVRD, Class A (Preference)	28,042	519
Gerdau S.A. ADR	421,068	5,706
Gerdau S.A. (Preference)	390,250	5,277
Investimentos Itau S.A. (Preference)	2,161,894	8,879
Lojas Americanas S.A. (Preference)	176,017,000	7,124
Natura Cosmeticos S.A.	628,000	7,712
Petrobras S.A. (Preference)	509,136	9,493
Petrobras S.A. ADR	449,844	33,666
Petrobras S.A. ADR (Preference)	183,775	15,406
Tam S.A. ADR (a)	519,210	16,563
Tractebel Energia S.A.	825,900	6,685
Unibanco — Uniao de Bancos Brasileiros S.A. ADR	709,632	27,380
Votorantim Celulose e Papel S.A. ADR	92,490	1,567
		220,577
Chile (0.6%)
Enersis S.A. ADR	968,210	12,780
China (8.3%)
Air China Ltd., Class H (c)	21,682,000	9,351
Bank of China Ltd. (a)(c)	14,982,000	6,442
China Construction Bank, Class H (c)(e)	27,858,000	12,051
China Life Insurance Co., Ltd. (c)	7,460,000	14,593
China Merchants Bank Co., Ltd. (a)	714,400	1,007
China Mobile Hong Kong Ltd. (c)	4,266,000	30,144
China Petroleum & Chemical Corp., Class H	19,826,000	12,317
China Resources Power Holdings Co.	7,761,000	8,209
China Shipping Development Co., Ltd., Class H	4,071,000	3,888
Global Bio-Chem Technology Group Co., Ltd. (c)	15,919,000	4,454
GOME Electrical Appliances Holdings Ltd. (c)	12,682,000	10,288
Grande Holdings Ltd. (c)	2,069,000	829
Moulin Global Eyecare Holdings Ltd. (a)(d)(l)	2,150,000	@—
PetroChina Co., Ltd., Class H	13,604,000	14,633
PICC Property & Casualty Co., Ltd. (a)(c)	22,344,000	8,174
Ping An Insurance Group Co. of China Ltd., Class H (c)	3,596,000	12,924
Shenzhen Investment Ltd. (c)	18,593,000	6,563
TPV Technology Ltd.	7,461,000	7,087
Victory City International Holdings Ltd. (c)	4,477,000	1,454
		164,408
Colombia (0.5%)
BanColombia S.A. ADR	380,430	10,880
Czech Republic (2.9%)
Central European Media Enterprises Ltd. (a)	283,900	19,036
CEZ	610,700	21,629
Komercni Banka A.S.	108,100	16,021
		56,686

Hungary (0.7%)
Gedeon Richter Rt.	66,276	13,688
India (7.7%)
ABB Ltd. India	140,582	8,946
Bharat Heavy Electricals Corp.	459,895	24,022
Bharti Airtel Ltd. (a)	619,273	6,686
Cipla Ltd.	1,025,912	5,864
Container Corp. of India Ltd.	156,919	5,770
Glenmark Pharmaceuticals Ltd.	639,500	4,378
Gujarat Ambuja Cements Ltd.	1,693,000	4,308
HCL Technologies Ltd.	456,500	5,469
HDFC Bank Ltd.	335,900	6,768
Hindustan Lever Ltd.	1,819,260	10,187
Hotel Leela Venture Ltd.	70,049	102
Housing Development Finance Corp.	207,700	6,934
ICICI Bank Ltd. ADR	134,000	4,115
Infosys Technologies Ltd.	300,972	12,122
ITC Ltd.GDR	551,000	2,198
ITC Ltd. (c)	812,000	3,319
Mahindra & Mahindra Ltd.	546,600	8,094
Morgan Stanley Growth Fund (a)(k)	17,282,900	15,185
Punjab National Bank (d)	505,735	6,085
Siemens India Ltd.	271,500	6,347
UTI Bank Ltd.	738,000	6,094
		152,993
Indonesia (3.3%)
Astra International Tbk PT	6,162,500	8,317
Bank Central Asia Tbk PT	14,696,500	7,687
Bank Mandiri Persero Tbk PT	21,397,500	5,393
Bank Rakyat Indonesia Tbk PT	12,927,000	6,866
Perusahaan Gas Negara Tbk PT	4,339,000	5,668
Telekomunikasi Indonesia Tbk PT	28,412,000	26,025
United Tractors Tbk PT	8,812,000	5,779
		65,735
Malaysia (0.2%)
Bandar Raya Developments Bhd	3,090,000	872
Tenaga Nasional Bhd	1,391,250	3,659
		4,531
Mexico (10.9%)
America Movil S.A. de C.V., Class L ADR	1,790,009	70,473
Corp. GEO S.A. de C.V. (a)	2,250,900	9,469
Grupo Financiero Banorte S.A. de C.V., Class O	4,386,000	13,728
Grupo Televisa S.A. ADR	2,551,360	54,242
Wal-Mart de Mexico S.A. de C.V. ADR	316,083	10,748
Wal-Mart de Mexico S.A. de C.V., Series V	16,976,509	57,751
		216,411
Morocco (0.9%)
Banque Marocaine du Commerce Exterieur	75,210	9,310
ONA S.A.	51,400	7,836
		17,146
Pakistan (1.1%)
Fauji Fertilizer Co., Ltd.	1,468,900	2,838
HUB Power Co.	4,325,100	1,857
National Bank of Pakistan	1,134,960	4,747
Oil & Gas Development Co., Ltd.	1,969,600	4,159
Pakistan Petroleum Ltd.	743,500	2,886
Pakistan State Oil Co., Ltd.	378,800	1,952
Pakistan Telecommunication Co., Ltd.	5,029,900	3,418
		21,857
Peru (0.5%)
Credicorp Ltd.	240,810	10,109
Philippines (0.4%)
Ayala Corp.	388,390	3,676
Philippines Long Distance Telephone Co.	90,490	4,093
		7,769
Poland (3.5%)
Bank Millennium S.A.	3,986,438	8,147

Bank Pekao S.A.	309,627	19,290
NFI Empik Media & Fasion S.A. (a)	758,047	2,832
Polski Koncern Naftowy Orlen	347,646	5,439
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,341,427	15,639
TVN S.A. (a)	544,112	18,330
		69,677
Russia (13.1%)
Alliance Cellulose Ltd. (d)(l)	592,359	@—
CTC Media, Inc. (a)	671,600	14,977
Efes Breweries International N.V. GDR (a)	179,235	5,848
LUKOIL ADR	598,656	45,199
MMC Norilsk Nickel ADR	37,980	4,937
NovaTek OAO GDR (c)	598,684	29,785
OAO Gazprom ADR (Registered)	1,214,500	52,667
Sberbank RF	3,600	7,839
Sberbank RF GDR (a)(c)	177,650	41,037
Surgutneftegaz ADR	187,808	12,189
Unified Energy System GDR	349,695	25,528
Wimm-Bill-Dann Foods OJSC ADR	425,100	18,925
		258,931
South Africa (7.4%)
African Bank Investments Ltd.	477,300	1,354
African Oxygen Ltd.	26,200	99
Aspen Pharmacare Holdings Ltd. (a)	3,307,510	14,778
Aveng Ltd. (c)	2,250,070	7,945
Gold Fields Ltd.	599,800	10,588
Gold Fields Ltd. ADR	739,820	13,198
Group Five Ltd/South Africa	1,438,200	6,463
Harmony Gold Mining Co., Ltd. (a)	345,502	4,462
Harmony Gold Mining Co., Ltd. ADR (a)	64,673	836
Impala Platinum Holdings Ltd.	56,218	9,275
Massmart Holdings Ltd.	343,700	2,511
Mittal Steel South Africa Ltd.	200	2
Murray & Roberts Holdings Ltd.	1,897,100	7,794
Naspers Ltd., Class N	1,335,760	20,511
Pretoria Portland Cement Co., Ltd.	135,200	6,039
Reunert Ltd	1,086,110	9,502
Sasol Ltd.	600,950	19,752
Tiger Brands Ltd.	643,120	11,684
		146,793
South Korea (11.9%)
Amorepacific Corp. (a)	14,316	6,657
CDNetworks Co., Ltd. (a)	65,750	2,283
Cheil Communications, Inc.	17,494	3,919
Cheil Industries, Inc.	175,240	7,602
Doosan Heavy Industries and Construction Co., Ltd.	79,050	3,287
Doosan Infracore Co., Ltd.	201,220	3,987
GS Engineering & Construction Corp.	154,590	10,815
GS Holdings Corp.	160,550	5,616
Hite Brewery Co., Ltd.	57,906	7,160
Hynix Semiconductor, Inc. (a)	144,450	5,694
Hyundai Heavy Industries Co., Ltd.	13,547	1,876
Hyundai Mipo Dockyard	56,181	7,006
Hyundai Motor Co. (Preference)	130,800	6,829
Kookmin Bank	175,890	13,867
Korea Zinc Co., Ltd.	76,380	6,901
LG Telecom Ltd. (a)	652,044	7,614
NHN Corp. (a)	75,440	7,917
Orion Corp.	40,844	9,410
Samsung Electronics Co., Ltd.	60,129	42,194
Samsung Electronics Co., Ltd. (Preference)	21,848	11,475
Samsung Fire & Marine Insurance Co., Ltd.	82,490	12,684
Shinhan Financial Group Co., Ltd.	367,260	16,553
Shinsegae Co., Ltd.	8,724	4,518
SK Corp.	173,290	11,519
SK Telecom Co., Ltd.	47,568	10,129
Woongjin Coway Co., Ltd.	303,110	7,400
		234,912

Taiwan (8.2%)
Acer, Inc.	4,025,000	6,822
Catcher Technology Co., Ltd.	861,968	7,396
Cathay Financial Holding Co., Ltd.	2,052,903	4,112
Chang Hwa Commercial Bank (a)	13,011,000	7,843
Chinatrust Financial Holding Co., Ltd.	1,784,480	1,332
CTCI Corp.	1	@—
Delta Electronics, Inc.	7,827,192	22,466
Epistar Corp.	1,933,329	6,338
Eva Airways Corp.	1,109	@—
Everlight Electronics Co., Ltd.	2,967,400	8,195
Far Eastern Textilie Ltd.	4,845,500	3,594
High Tech Computer Corp.	508,000	13,445
HON HAI Precision Industry Co., Ltd.	930,457	5,665
King Slide Works Co., Ltd.	362,400	1,883
Largan Precision Co., Ltd.	473,797	9,706
MediaTek, Inc.	1,668,100	15,825
Powerchip Semiconductor Corp.	5,946,408	3,800
Shin Kong Financial Holding Co., Ltd.	7,032,687	6,470
Silitech Technology Corp.	2,316	13
Taishin Financial Holdings Co., Ltd. (a)	5,382,156	2,724
Taiwan Semiconductor Manufacturing Co., Ltd.	7,558,000	13,633
Transced Information, Inc.	2,497,576	6,452
Tripod Technology Corp.	1,873,680	5,718
Tsann Kuen Enterprise Co.	2,647,827	2,384
Unimicron Technology Corp.	1,067,940	1,320
Wistron Corp.	4,497,148	5,102
		162,238
Thailand (1.2%)
Advanced Info Service PCL (Foreign) (c)(d)	655,200	1,569
Bangkok Bank PCL (Foreign) (c)	1,350,000	3,953
CP Seven Eleven PCL (Foreign) (d)	20,127,200	3,215
Italian-Thai Development PCL (Foreign) (c)(d)	5,287,000	795
Kasikornbank PCL (Foreign) (c)	1,841,700	3,383
Lalin Property PCL (Foreign) (d)	4,391,500	552
PTT Exploration & Production PCL (Foreign) (d)	848,700	2,395
PTT PCL (Foreign) (d)	742,300	4,268
Siam Commercial Bank PCL (Foreign, Registered) (d)	2,060,300	3,291
		23,421
Turkey (3.4%)
Akcansa Cimento A.S.	940,701	4,472
BIM Birlesik Magazalar A.S.	278,007	10,463
Dogan Yayin Holding A.S. (a)	3,494,547	10,891
Turkiye Garanti Bankasi A.S., Class C	4,807,485	14,221
Turkiye Is Bankasi	1,970,650	10,475
Turkiye Vakiflar Bankasi Tao, Class D	1,790,500	7,921
Yapi ve Kredi Bankasi A.S. (a)	4,752,782	8,222
		66,665
United Kingdom (0.0%)
Anglo American plc	1	@—
Total Common Stocks (Cost $1,532,598)		1,960,331

	Face
	Amount
	(000)
Fixed Income Securities (0.5%)
Russia (0.5%)
MCSI Holding Ltd., 5.00%, 4/15/07 (Secured Notes) (Cost $10,020)(d)(l)	$10,337	9,821
Short-Term Investments (8.4%)
Short-Term Debt Securities held as Collateral on Loaned Securities (6.9%)
Alliance & Leicester plc, 5.32%, 10/10/06 (h)	3,389	3,389
AmSouth Bank, 5.30%, 10/2/06 (h)	6,778	6,778
Bancaja, 5.37%, 1/19/07 (h)	1,694	1,694
Bank of America Corp.,
5.31%, 10/2/06 (h)	747	747

5.32%, 10/2/06 (h)	5,422	5,422
Bank of New York Co., Inc. 5.32%, 10/10/06 (h)	1,695	1,695
Bear Stearns & Co., Inc.,
5.37%, 10/16/06 (h)	3,389	3,389
5.44%, 10/2/06 (h)	3,389	3,389
BNP Paribas plc, 5.36%, 11/20/06 (h)	3,389	3,389
CIC, New York, 5.31%, 10/5/06	2,372	2,372
Ciesco LLC, 5.30%, 10/10/06	1,581	1,581
Dekabank Deutsche Girozentrale, 5.51%, 10/19/06 (h)	3,457	3,457
Deutsche Bank Securities, Inc., 5.40%, 10/2/06	21,048	21,048
Dexia Bank, New York, 5.33%, 10/2/06 (h)	3,388	3,388
Five Finance, Inc., 5.33%, 10/2/06 (h)	3,389	3,389
Goldman Sachs Group, Inc.,
5.38%, 10/16/06 (h)	1,694	1,694
5.49%, 10/2/06 (h)	3,186	3,186
HSBC Finance Corp., 5.32%, 10/6/06 (h)	1,694	1,694
Liberty Lighthouse US Capital, 5.33%, 10/2/06 (h)	1,694	1,694
Manufacturers & Traders Trust Co.,
5.31%, 10/30/06 (h)	1,017	1,017
5.32%, 10/19/06 (h)	6,777	6,777
Merrill Lynch & Co, 5.46%, 10/26/06 (h)	1,782	1,782
Natexis Banques Populaires, New York, 5.35%, 10/2/06 (h)	1,694	1,694
National City Bank Cleveland,
5.32%, 10/2/06 (h)	4,913	4,913
National Rural Utilities Cooperative Finance Corp., 5.32%, 10/2/06 (h)	6,778	6,778
Nationwide Building Society, 5.42%, 12/28/06 (h)	3,931	3,931
Newport Funding Corp., 5.33%, 10/2/06	3,366	3,366
Nordea Bank, New York, 5.31%, 10/2/06 (h)	5,083	5,083
Norinchukin Bank, New York,
5.31%, 10/10/06	1,695	1,695
5.33%, 11/1/06	3,389	3,389
Rhein-Main Securitisation Ltd.,
5.30%, 10/5/06	2,422	2,422
5.30%, 10/20/06	675	675
Scaldis Capital LLC, 5.29%, 10/20/06	3,374	3,374
Skandi New York, 5.32%, 10/10/06 (h)	3,389	3,389
SLM Corp., 5.33%, 10/20/06 (h)	3,389	3,389
Ticonderoga Funding LLC, 5.29%, 10/25/06	675	675
Unicredito Italiano Bank (Ireland) plc, 5.34%, 10/10/06 (h)	2,372	2,372
Wells Fargo Bank N.A.,
5.30%, 10/2/06 (h)	678	678
5.31%, 10/2/06 (h)	5,083	5,083
		135,877
Repurchase Agreement (1.5%)
J.P. Morgan Securities, Inc., 5.25% dated 9/29/06, due 10/2/06, repurchase price $30,247 (f)	30,234	30,234
Total Short-Term Investment (Cost $166,111)		166,111
Total Investments + (107.8%) (Cost $1,708,729) including $133,772 of Securities Loaned		2,136,263
Liabilities in Excess of Other Assets (-7.8%)		(153,828)
Net Assets (100%)		$1,982,435

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2006. At September 30, 2006, the Portfolio had loaned securities with a total value of $133,772,000. This was secured by collateral of $135,877,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Securities were valued at fair value — At September 30, 2006, the Portfolio held $31,991,000 of fair valued securities, representing 1.6% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority,

5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2006.
(k)

Investments of Securities of Affiliated issuer — The Morgan Stanley Growth Fund, acquired at a cost of $3,415,000, is advised by an affiliate of the Adviser. During the period ended September 30, 2006, the Portfolio had no purchases or sales of this security. The Portfolio derived no income from this security during the period ended September 30, 2006.

(l)	Security has been deemed illiquid at September 30, 2006.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $1,708,729,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $427,534,000 of which $501,561,000 related to appreciated securities and $74,027,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency							Unrealized
to				In			Appreciation
Deliver		Value	Settlement	Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
BRL	128,685	$58,323	12/13/06	USD	58,051	$58,051	$(272)
ZAR	8,386	1,077	10/2/06	USD	1,100	1,100	23
ZAR	14,666	1,883	10/3/06	USD	1,913	1,913	30
ZAR	10,097	1,296	10/4/06	USD	1,318	1,318	22
ZAR	5,951	764	10/5/06	USD	775	775	11
ZAR	5,951	764	10/5/06	USD	775	775	11
ZAR	3,256	418	10/6/06	USD	419	419	1
ZAR	449,844	57,541	11/14/06	USD	65,725	65,725	8,184
USD	1,085	1,085	10/2/06	TRY	1,635	1,079	(6)
USD	2,332	2,332	10/3/06	TRY	3,530	2,331	(1)
		$125,483				$133,486	$8,003

BRL	— Brazilian Real
TRY	— New Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2006 (unaudited)

		Face
		Amount	Value
		(000)	(000)
Debt Instruments (96.0%)
Argentina (3.6%)
Sovereign (3.6%)
Republic of Argentina
5.83%, 12/31/33		$5,590	$2,275
8.28%, 12/31/33 (d)		112	107
Republic of Argentina (Linked Variable Rate)
206.81%, 4/10/49 (b)		1,120	487
			2,869
Brazil (11.2%)
Corporate (1.1%)
Banco ABN Amro Real S.A.
Zero Coupon, 12/13/07	BRL	1,850	874
Sovereign (10.1%)
Citigroup, Inc.
6.00%, 5/18/09		$800	802
Federative Republic of Brazil
8.00%, 1/15/18		712	784
8.875%, 10/14/19 — 4/15/24		3,235	3,851
10.50%, 7/14/14		620	781
14.50%, 10/15/09		1,370	1,716
			7,934
			8,808
Bulgaria (1.3%)
Sovereign (1.3%)
Republic of Bulgaria
8.25%, 1/15/15 (e)		200	236
Republic of Bulgaria (Registered)
8.25%, 1/15/15		643	760
			996
Chile (1.6%)
Corporate (1.6%)
Empresa Nacional de Petroleo
6.75%, 11/15/12 (e)		1,150	1,216
Colombia (3.1%)
Sovereign (3.1%)
Republic of Colombia
7.375%, 9/18/37		670	680
8.125%, 5/21/24		480	530
8.25%, 12/22/14 (c)		340	377
9.75%, 4/9/11		259	283
11.75%, 2/25/20		415	583
			2,453
Ecuador (1.1%)
Sovereign (1.1%)
Republic of Ecuador
9.375%, 12/15/15 (c)		190	185
10.00%, 8/15/30 (c)(n)		780	715
			900
Indonesia (3.7%)
Corporate (3.7%)
Pindo Deli Finance Mauritius
Tranche A, 6.50%, 4/18/15 (e)(h)		361	276
Tranche B, 6.50%, 4/28/18 (h)		1,101	567
Tranche C, 6.50%, 4/28/27 (e)		2,227	279
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 6.50%, 4/28/15 (e)(h)		1611	1232
Tranche B, 6.50%, 4/28/18 (e)(h)		808	432
Tranche C, 6.50%, 4/28/27 (e)		998	135
			2,921
Ivory Coast (0.2%)
Sovereign (0.2%)
Republic of Ivory Coast
19.73%, 3/31/18 (b)		580	148

Mexico (20.3%)
Corporate (7.8%)
Pemex Project Funding Master Trust
6.69%, 6/15/10 (e)(h)		1,230	1,260
8.625%, 12/1/23		460	554
9.125%, 10/13/10		1,260	1,414
9.50%, 9/15/27 (c)		2,210	2,890
			6,118
Sovereign (12.5%)
Mexican Bonos
8.00%, 12/17/15	MXN	18,050	1,619
10.00%, 12/5/24		47,650	4,944
United Mexican States
7.50%, 1/14/12	$560		616
8.125%, 12/30/19		1,173	1,410
8.375%, 1/14/11		1,170	1,309
			9,898
			16,016
Nigeria (2.2%)
Sovereign (2.2%)
Central Bank of Nigeria
6.25%, 11/15/20 (n)		750	748
Central Bank of Nigeria Credit-Linked Mortgage Bond
15.00%, 1/30/09		937	1,002
			1,750
Panama (2.4%)
Sovereign (2.4%)
Republic of Panama
7.125%, 1/29/26		650	684
7.25%, 3/15/15		230	247
9.375%, 4/1/29		540	699
9.625%, 2/8/11		249	286
			1,916
Peru (2.9%)
Sovereign (2.9%)
Republic of Peru
8.375%, 5/3/16 (c)		330	382
8.75%, 11/21/33 (c)		1,080	1,329
9.875%, 2/6/15		480	596
			2,307
Philippines (11.8%)
Sovereign (11.8%)
Republic of Philippines
8.875%, 3/17/15 (c)		3,470	3,973
9.00%, 2/15/13		740	835
9.50%, 2/2/30 (c)		3,322	4,103
10.625%, 3/16/25		270	361
			9,272
Qatar (0.7%)
Sovereign (0.7%)
State of Qatar (Registered)
9.75%, 6/15/30		350	519
Russia (14.9%)
Corporate (3.0%)
Gaz Capital for Gazprom
8.625%, 4/28/34		1,040	1,295
RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175%, 5/16/13		100	104
7.175%, 5/16/13 (e)		950	990
		2,090	2,389
Sovereign (11.9%)
Russian Federation
5.00%, 3/31/30 (e)(n)		65	73
Russian Federation (Registered)
5.00%, 3/31/30 (n)		3,633	4,057
8.25%, 3/31/10		658	693
11.00%, 7/24/18		1,606	2,311
12.75%, 6/24/28		1,250	2,245
			9,379
			11,768
South Africa (0.7%)
Sovereign (0.7%)
Republic of South Africa
13.50%, 9/15/15	ZAR	3,170	532

Trinidad (1.2%)
Corporate (1.2%)
National Gas of Trinidad & Tobago, Ltd.
6.05%, 1/15/36 (e)	$932	898
Tunisia (0.3%)
Sovereign (0.3%)
Banque Centrale de Tunisie
7.375%, 4/25/12	210	229
Turkey (6.4%)
Sovereign (6.4%)
Citigroup Global Markets Holdings, Inc.
(Turkish Lira Index Linked)
Zero Coupon, 1/25/07 — 6/28/07	2,400	2,230
J.P. Morgan Chase & Co.
Zero Coupon, 6/27/07	1,388	1,103
Republic of Turkey
7.00%, 9/26/16	950	936
11.00%, 1/14/13	620	749
		5,018
Venezuela (6.4%)
Sovereign (6.4%)
Republic of Venezuela
5.75%, 2/26/16	610	559
8.50%, 10/8/14 (c)	590	655
9.375%, 1/13/34	742	919
10.75%, 9/19/13	2,390	2,928
		5,061
Total Debt Instruments (Cost $74,521)		75,597

	No. of
	Warrants
Warrants (1.0%)
Argentina (0.7%)
Republic of Argentina
expiring 12/15/35 (a)(d)	317,929	32
expiring 12/15/35 (a)	16,231,454	478
		510
Nigeria (0.2%)
Central Bank of Nigeria
expiring 11/15/20 (a)	750	150
Venezuela (0.1%)
Republic of Venezuela Oil-Linked Payment Obligation
expiring 4/15/20 (a)	2,700	97
Total Warrants (Cost $247)		757

	Face
	Amount
	(000)
Short-Term Investments (17.3%)
Short-Term Debt Securities held as Collateral on Loaned Securities (16.1%)
Alliance & Leicester plc, 5.32%, 10/10/06 (h)	$315	315
AmSouth Bank, 5.30%, 10/2/06 (h)	631	631
Bancaja, 5.37%, 1/19/07 (h)	158	158
Bank of America Corp.,
5.31%, 10/2/06 (h)	68	68
5.32%, 10/2/06 (h)	505	505
Bank of New York Co., Inc. 5.32%, 10/10/06 (h)	158	158
Bear Stearns & Co., Inc.,
5.37%, 10/16/06 (h)	315	315
5.44%, 10/2/06 (h)	315	315
BNP Paribas plc, 5.36%, 11/20/06 (h)	315	315
CIC, N.Y., 5.31%, 10/5/06	221	221
Ciesco LLC, 5.30%, 10/10/06	147	147
Dekabank Deutsche Girozentrale, 5.51%,10/19/06 (h)	322	322
Deutsche Bank Securities, Inc., 5.40%,10/2/06	1,960	1,960
Dexia Bank, New York, 5.33%, 10/2/06 (h)	315	315
Five Finance, Inc., 5.33%, 10/2/06 (h)	315	315
Goldman Sachs Group, Inc.,
5.38%, 10/16/06 (h)	158	158
5.49%, 10/2/06 (h)	297	297
HSBC Finance Corp., 5.32%, 10/6/06 (h)	158	158
Liberty Lighthouse US Capital, 5.33%, 10/2/06 (h)	158	158
Manufacturers & Traders Trust Co.,
5.31%, 10/30/06 (h)	95	95
5.32%, 10/19/06 (h)	631	631

Merrill Lynch & Co, 5.46%, 10/26/06 (h)	166	166
Natexis Banques Populaires, New York, 5.35%, 10/2/06 (h)	158	158
National City Bank Cleveland,
5.32%, 10/2/06 (h)	458	458
National Rural Utilities Cooperative Finance Corp., 5.32%, 10/2/06 (h)	631	631
Nationwide Building Society, 5.42%, 12/28/06 (h)	366	366
Newport Funding Corp., 5.33%, 10/2/06	313	313
Nordea Bank, New York, 5.31%, 10/2/06 (h)	473	473
Norinchukin Bank, New York,
5.31%, 10/10/06	158	158
5.33%, 11/1/06	316	316
Rhein-Man Securitisation Ltd.,
5.30%, 10/5/06	226	226
5.30%, 10/20/06	63	63
Scaldis Capital LLC, 5.29%, 10/20/06	314	314
Skandi N.Y., 5.32%, 10/10/06 (h)	316	316
SLM Corp., 5.33%, 10/20/06 (h)	316	316
Ticonderoga Funding LLC, 5.29%, 10/25/06	63	63
Unicredito Italiano Bank (Ireland) plc, 5.34%,10/10/06 (h)	221	221
Wells Fargo Bank N.A.,
5.30%, 10/2/06 (h)	63	63
5.31%, 10/2/06 (h)	473	473
		12,651
Repurchase Agreement (1.2%)
J.P. Morgan Securities, Inc., 5.25% dated 9/29/06, due 10/2/06, repurchase price $975 (f)	975	975
Total Short-Term Investments (Cost $13,626)		13,626
Total Investments + (114.3%) (Cost $88,394) — including $12,450 of Securities Loaned		89,980
Liabilities in Excess of Other Assets (-14.3%)		(11,232)
Net Assets (100.0%)		$78,748

(a)	Non-income producing security.
(b)	Issuer is in default.
(c)

All or a portion of security on loan at September 30, 2006. At September 30, 2006 the Portfolio had loaned securities with a total value of $12,450,000. This was secured by collateral of $12,651,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(d)	Securities were valued at fair value. At September 30, 2006, the Portfolio held fair valued securities, valued at $139,000, representing 0.2% of net assets.
(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in designated base rate. The rates shown are those in effect on September 30, 2006.
(n)	Step Bond — coupon rate increases to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is ultimate maturity date.
BRL	Brazilian Real
MXN	Mexican Peso
ZAR	South African Rand
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $88,394,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,586,000 of which $4,024,000 related to appreciated securities and $2,438,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Focus Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (101.3%)
Advertising Agencies (1.8%)
Monster Worldwide, Inc. (a)	27,012	$978
Air Transport (2.9%)
Expeditors International of Washington, Inc.	35,629	1,588
Biotechnology Research & Production (1.6%)
Genentech, Inc. (a)	10,692	884
Communications Technology (5.9%)
America Movil S.A. de C.V., Class L ADR	51,835	2,041
Crown Castle International Corp. (a)	31,944	1,126
		3,167
Computer Services Software & Systems (10.4%)
Google, Inc., Class A (a)	8,509	3,420
Yahoo!, Inc. (a)	87,325	2,208
		5,628
Consumer Electronics (3.6%)
Electronic Arts, Inc. (a)	35,416	1,972
Education Services (2.2%)
Apollo Group, Inc., Class A (a)	24,138	1,189
Energy — Miscellaneous (6.3%)
Ultra Petroleum Corp. (a)	70,613	3,397
Financial Data Processing Services & Systems (3.7%)
First Data Corp.	47,674	2,002
Financial — Miscellaneous (14.3%)
American Express Co.	40,189	2,254
Berkshire Hathaway, Inc., Class B (a)	609	1,933
Chicago Mercantile Exchange Holdings, Inc.	2,378	1,137
Moody’s Corp.	36,941	2,415
		7,739
Health Care Services (2.2%)
UnitedHealth Group, Inc.	24,516	1,206
Homebuilding (3.1%)
Pulte Homes, Inc.	52,086	1,659
Hotel/Motel (2.6%)
Marriott International, Inc., Class A	36,584	1,414
Materials & Processing — Miscellaneous (5.6%)
Monsanto Co.	64,607	3,037
Radio & TV Broadcasters (2.8%)
Grupo Televisa S.A. ADR	71,173	1,513
Real Estate Investment Trusts (REIT) (6.3%)
Brookfield Asset Management, Inc., Class A	77,111	3,419
Retail (17.9%)
Amazon.Com, Inc. (a)	43,603	1,401
Costco Wholesale Corp.	40,005	1,987
eBay, Inc. (a)	113,989	3,233
Sears Holdings Corp. (a)	19,342	3,058
		9,679
Services: Commercial (2.5%)
Corporate Executive Board Co.	14,931	1,342
Shipping (2.4%)
C.H. Robinson Worldwide, Inc.	29,436	1,312
Textile Apparel Manufacturers (3.2%)
Coach, Inc. (a)	49,630	1,707
Total Common Stocks (Cost $49,336)		54,832

	Face
	Amount
	(000)
Short-Term Investments (1.1%)
Repurchase Agreement (1.1%)
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06, repurchase price $586 (Cost $586) (f)	$586	586
Total Investments + (102.4%) (Cost $49,922)		55,418
Liabilities in Excess of Other Assets (-2.4%)		(1,298)
Net Assets (100%)		$54,120

(a)           Non-income producing security.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                     American Depositary Receipts

+                                         At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $49,922,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $5,496,000 of which $9,894,000 related to appreciated securities and $4,398,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (96.8%)
Canada (1.3%)
Torstar Corp., Class B	89,037	$1,597
Finland (4.1%)
Kone Oyj, Class B	103,266	5,009
France (7.7%)
Groupe Danone	26,255	3,686
Pernod-Ricard S.A.	14,424	3,001
Sanofi-Aventis S.A.	29,345	2,612
		9,299
Netherlands (8.4%)
Koninklijke Numico N.V.	51,890	2,336
Reed Elsevier N.V.	178,306	2,973
Wolters Kluwer N.V. CVA	186,253	4,858
		10,167
Spain (2.9%)
Altadis S.A.	73,767	3,502
Sweden (3.5%)
Swedish Match AB	264,972	4,312
Switzerland (6.1%)
Nestle S.A. (Registered)	11,863	4,137
Novartis AG (Registered)	56,118	3,276
		7,413
United Kingdom (35.4%)
British American Tobacco plc	338,734	9,158
Cadbury Schweppes plc	714,311	7,603
Diageo plc	195,409	3,452
GCAP Media plc	204,590	784
GlaxoSmithKline plc	113,158	3,013
Imperial Tobacco Group plc	119,214	3,973
Reckitt Benckiser plc	157,880	6,545
SMG plc	673,377	861
Unilever plc	142,391	3,511
WPP Group plc	325,502	4,035
		42,935
United States (27.4%)
Altria Group, Inc.	61,967	4,744
Brown-Forman Corp., Class B	30,103	2,307
Fortune Brands, Inc.	30,748	2,310
Harley-Davidson, Inc.	50,539	3,171
Kellogg Co.	70,757	3,504
Kimberly-Clark Corp.	50,104	3,275
Merck & Co., Inc.	57,189	2,396
New York Times Co. (The), Class A	106,413	2,445
Pfizer, Inc.	205,030	5,815
Scotts Miracle-Gro Co. (The), Class A	74,563	3,317
		33,284
Total Common Stocks (Cost $87,360)		117,518

	Face
	Amount
	(000)
Short-Term Investment (3.1%)
Repurchase Agreement (3.1%)
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06, repurchase price $3,727 (Cost $3,725) (f)	$3,725	$3,725
Total Investments + (99.9%) (Cost $91,085)		121,243
Other Assets in Excess of Liabilities (0.1%)		75
Net Assets (100%)		$121,318

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $91,085,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $30,158,000 of which $31,876,000 related to appreciated securities and $1,718,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net Unrealized
				In Exchange			Appreciation
Currency to Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	10,180	$19,065	10/24/06	USD	18,849	$18,849	$(216)

GBP — British Pound

USD — United States Dollar

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (95.3%)
Australia (8.3%)
Centro Properties Group	96,800	$581
CFS Retail Property Trust	327,900	494
DB RREEF Trust	740,900	883
GPT Group	375,800	1,316
Investa Property Group	126,000	231
Macquarie CountryWide Trust	220,000	328
Macquarie Goodman Group	256,600	1,247
Macquarie ProLogis Trust	459,500	423
Mirvac Group	107,000	378
Stockland Trust Group (New)	304,200	1,678
Westfield Group	360,700	5,059
		12,618
Austria (1.1%)
Conwert Immobilien Invest AG (a)	9,712	196
IMMOEAST Immobilien Anlagen AG (a)	43,943	534
IMMOFINANZ Immobilien Anlagen AG (a)	77,007	928
		1,658
Canada (2.8%)
Brookfield Properties Corp.	91,082	3,217
Legacy Hotels REIT	56,855	489
Sunrise Senior Living REIT	62,565	574
		4,280
Finland (0.2%)
Sponda Oyj	30,980	350
France (2.1%)
Gecina S.A.	4,518	603
Klepierre	4,675	700
Silic	2,144	291
Unibail	7,707	1,619
		3,213
Hong Kong (9.3%)
Champion REIT (a)	985,000	490
Cheung Kong Holdings Ltd.	35,000	376
Henderson Land Development Co., Ltd.	427,000	2,401
Hongkong Land Holdings Ltd.	617,000	2,394
Hysan Development Co., Ltd.	296,000	759
Kerry Properties Ltd.	90,000	329
New World Development Co., Ltd.	1,331,000	2,293
Sun Hung Kai Properties Ltd.	386,000	4,214
Swire Pacific Ltd., Class A	80,000	836
		14,092
Italy (0.7%)
Aedes S.p.A.	1,022	7
Beni Stabili S.p.A.	630,290	703
Risanamento S.p.A.	50,799	386
		1,096
Japan (14.3%)
AEON Mall Co., Ltd.	5,500	291
DAIBIRU Corp.	27,000	275
Japan Hotel and Resort, Inc. REIT	89	420
Japan Real Estate Investment Corp. REIT	29	245
Mitsubishi Estate Co., Ltd.	287,000	6,268
Mitsui Fudosan Co., Ltd.	258,000	5,864
Mori Trust Sogo, Inc. REIT	23	201
Nippon Building Fund, Inc. REIT	79	803
Nomura Real Estate Holdings, Inc. (a)	800	24

NTT Urban Development Corp.	140	1,119
Orix JREIT, Inc. REIT	27	171
Sumitomo Realty & Development Co., Ltd.	145,000	4,259
Tokyo Tatemono Co., Ltd.	72,000	809
Tokyu Land Corp.	113,000	1,071
		21,820
Netherlands (1.7%)
Corio N.V.	5,299	386
Eurocommercial Properties N.V.	16,714	789
Rodamco Europe N.V.	6,857	799
VastNed Retail N.V.	380	31
Wereldhave N.V.	4,834	528
		2,533
Singapore (2.9%)
Ascott Group Ltd. (The)	133,000	85
CapitaCommercial Trust REIT	264,000	367
CapitaLand Ltd.	201,000	639
CapitaMall Trust REIT	214,000	342
CDL Hospitality Trusts REIT (a)	156,000	104
Keppel Land Ltd.	64,000	200
Macquarie MEAG Prime REIT	409,000	251
Singapore Land Ltd.	30,000	148
Suntec REIT	331,000	309
United Industrial Corp., Ltd.	1,029,000	1,056
UOL Group Ltd.	206,000	454
Wheelock Properties (Singapore) Ltd.	366,000	413
		4,368
Spain (0.5%)
Fadesa Inmobiliaria S.A.	9,750	434
Inmobiliaria Colonial S.A.	3,912	303
		737
Sweden (1.1%)
Castellum AB	53,274	600
Fabege AB	14,272	316
Hufvudstaden AB, Class A	95,914	811
		1,727
Switzerland (0.4%)
Allreal Holding AG	870	90
PSP Swiss Property AG	10,714	544
		634
United Kingdom (10.3%)
British Land Co. plc	114,077	2,913
Brixton plc	56,101	556
Capital & Regional plc	42,940	954
Derwent Valley Holdings plc	24,547	839
Development Securities plc	15,552	172
Grainger Trust plc	24,837	292
Hammerson plc	62,915	1,546
Land Securities Group plc	83,538	3,078
Liberty International plc	57,732	1,324
London Merchant Securities plc	24,050	108
Minerva plc (a)	130,518	738
Quintain Estates & Development plc	33,243	436
Shaftesbury plc	31,050	349
Slough Estates plc	115,601	1,439
Unite Group plc	84,364	732
Warner Estate Holdings plc	4,995	73
Workspace Group plc	7,475	57
		15,606
United States (39.6%)
Acadia Realty Trust REIT	11,502	293
AMB Property Corp. REIT	24,183	1,333
American Campus Communities, Inc.	8,012	204
Apartment Investment & Management Co., REIT	8,854	482
Archstone-Smith Trust REIT	44,522	2,424
AvalonBay Communities, Inc. REIT	24,556	2,957

Boston Properties, Inc. REIT	31,480	3,253
Brandywine Realty Trust REIT	39,814	1,296
BRE Properties, Inc. REIT	13,273	793
Brookfield Homes Corp.	17,432	491
Cedar Shopping Centers, Inc. REIT	4,451	72
CentraCore Properties Trust REIT	9,959	316
Cogdell Spencer, Inc. REIT	3,970	82
Equity Lifestyle Properties, Inc. REIT (a)	15,160	693
Equity Office Properties Trust REIT	83,052	3,302
Equity Residential REIT	58,248	2,946
Essex Property Trust, Inc. REIT	11,593	1,407
Federal Realty Investment Trust REIT	20,983	1,559
Forest City Enterprises, Inc., Class A	14,306	777
Gaylord Entertainment Co. (a)	5,279	231
General Growth Properties, Inc. REIT	43,056	2,052
Health Care Property Investors, Inc. REIT	7,598	236
Health Care, Inc. REIT	3,725	149
Hersha Hospitality Trust REIT	11,478	110
Highwoods Properties, Inc. REIT	560	21
Hilton Hotels Corp.	91,178	2,539
Host Marriot Corp. REIT	144,971	3,324
Liberty Property Trust REIT	25,925	1,239
Macerich Co. (The) REIT	24,894	1,901
Mack-Cali Realty Corp. REIT	24,284	1,258
Manufactured Home Communities, Inc. REIT	985	45
Morgans Hotel Group Co. (a)	26,963	337
Plum Creek Timber Co., Inc. REIT	9,385	319
Post Properties, Inc. REIT	27,497	1,307
ProLogis REIT	15,501	884
Public Storage, Inc. REIT	33,189	2,854
Ramco-Gershenson Properties REIT	1,335	43
Regency Centers Corp. REIT	32,923	2,264
Republic Property Trust REIT	11,541	127
Senior Housing Properties Trust REIT	39,816	850
Simon Property Group, Inc. REIT	65,790	5,962
SL Green Realty Corp. REIT	6,871	768
Starwood Hotels & Resorts Worldwide, Inc.	66,276	3,790
Taubman Centers, Inc. REIT	11,335	504
Tenet Healthcare Corp. (a)	64,599	526
Universal Health Reality Income Trust REIT	4,412	158
Vornado Realty Trust REIT	16,820	1,833
Windrose Medical Properties Trust REIT	2,577	46
		60,357
Total Common Stocks (Cost $141,995)		145,089
Investment Companies (0.2%)
ProLogis European Properties (Cost $277)	14,988	279

	Face
	Amount
	(000)
Short-Term Investment (6.5%)
Repurchase Agreement (6.5%)
J.P. Morgan Securities, Inc., 5.25%,
dated 9/29/06, due 10/2/06,
repurchase price $9,893 (Cost $9,889) (f)	$9,889	9,889
Total Investments + (102.0%) (Cost $152,161)		155,257
Liabilities in Excess of Other Assets (-2.0%)		(3,019)
Net Assets (100%)		152,238

(a)           Non-income producing security.

(f)                                    Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

REIT       Real Estate Investment Trust

+                                           At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $152,161,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,096,000 of which $3,662,000 related to appreciated securities and $566,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	21	$27	10/3/06	CHF	34	$27	$ @—
EUR	539	683	10/2/06	GBP	365	683	@—
EUR	313	397	10/3/06	GBP	212	397	@—
EUR	115	145	10/3/06	SEK	1,066	145	@—
USD	138	138	10/3/06	AUD	184	137	(1)
USD	258	258	10/4/06	AUD	345	257	(1)
USD	417	417	10/3/06	HKD	3,250	417	@—
USD	614	614	10/2/06	JPY	71,677	607	(7)
USD	1,122	1,122	10/2/06	JPY	131,733	1,115	(7)
USD	24	24	10/3/06	JPY	2,800	24	@—
USD	875	875	10/3/06	JPY	102,833	871	(4)
USD	96	96	10/2/06	SGD	153	96	@—
USD	153	153	10/3/06	SGD	243	153	@—
		$4,949				$4,929	$(20)

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

@ - Face Amount/Value is less than $500.

Morgan Stanley Institutional Fund, Inc.

Portfolio of Investments

Global Value Equity Portfolio

Third Quarter Report

September, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (96.6%)
Australia (1.0%)
Boral Ltd. (c)	105,859	$570
Foster’s Group Ltd. (c)	139,912	672
		1,242
Bermuda (5.4%)
Ingersoll Rand Co., Ltd. Class A	42,412	1,611
Tyco International Ltd.	113,649	3,181
XL Capital Ltd., Class A	26,582	1,826
		6,618
France (7.4%)
BNP Paribas S.A.	30,179	3,247
France Telecom S.A. (c)	27,045	621
Lafarge S.A. (c)	13,382	1,727
Sanofi-Aventis S.A.	18,183	1,619
Total S.A. (c)	28,011	1,838
		9,052
Germany (1.6%)
BASF AG	7,806	625
Bayerische Motoren Werke AG (a)	24,391	1,307
		1,932
Hong Kong (0.8%)
Chunghwa Telecom Co., Ltd. ADR	45,406	786
Yue Yuen Industrial Holdings Ltd. (c)	71,500	222
		1,008
Ireland (2.9%)
Bank of Ireland	109,021	2,131
Kerry Group plc, Class A	62,657	1,486
		3,617
Italy (1.8%)
ENI S.p.A.	74,340	2,203
Japan (7.5%)
Astellas Pharma, Inc. (c)	29,700	1,194
Canon, Inc.	31,900	1,664
Kao Corp. (c)	45,000	1,200
Mitsui Sumitomo Insurance Co., Ltd.	54,000	675
Nissan Motor Co., Ltd. (c)	94,500	1,058
Sumitomo Electric Industries Ltd. (a)(c)	100,100	1,355
Takeda Pharmaceutical Co., Ltd. (c)	32,100	2,003
		9,149
Netherlands (5.2%)
Chicago Bridge & Iron Co. N.V.	21,697	522
Koninklijke Philips Electronics N.V.	16,564	581
Royal Dutch Shell plc ADR	38,464	2,543
Unilever N.V. CVA	72,007	1,771
Wolters Kluwer N.V. CVA (c)	36,802	960
		6,377
New Zealand (0.6%)
Telecom Corp. of New Zealand Ltd. (c)	238,495	677
Singapore (0.8%)
ComfortDelgro Corp., Ltd.	861,000	916
South Korea (0.8%)
SK Telecom Co., Ltd. ADR	41,561	982
Spain (2.1%)
Banco Bilbao Vizcaya Argentaria S.A.	59,975	1,388
Telefonica S.A.	67,441	1,169
		2,557

Switzerland (3.0%)
Novartis AG (Registered)	9,809	573
Syngenta AG	9,756	1,471
UBS AG (Registered)	26,984	1,614
		3,658
United Kingdom (19.0%)
Amvescap plc	51,121	555
Barclays plc	137,552	1,736
Cadbury Schweppes plc	252,412	2,687
Diageo plc	67,482	1,192
GlaxoSmithKline plc	116,250	3,095
Imperial Tobacco Group plc	67,448	2,248
Old Mutual plc	483,927	1,518
Reed Elsevier plc (a)	189,035	2,097
Rolls-Royce Group plc	230,150	1,952
Royal Bank of Scotland Group plc	56,892	1,959
Vodafone Group plc	886,054	2,028
WM Morrison Supermarkets plc	339,952	1,548
WPP Group plc	54,489	676
		23,291
United States (36.7%)
Alcoa, Inc.	29,093	816
Altria Group, Inc.	40,854	3,127
American Electric Power Co., Inc.	16,395	596
American International Group, Inc.	9,523	631
AT&T, Inc.	21,986	716
BJ’s Wholesale Club, Inc.	32,293	942
Boeing Co. (The)	23,849	1,881
Bristol-Myers Squibb Co.	53,385	1,330
CBS Corp., Class B	14,978	422
Chevron Corp.	31,214	2,025
Citigroup, Inc.	63,184	3,138
Dominion Resources, Inc. (a)	16,304	1,247
EMC Corp.	136,680	1,638
First Data Corp.	26,192	1,100
Freddie Mac	34,225	2,270
Hewlett-Packard Co.	33,028	1,212
International Business Machines Corp.	31,075	2,546
Marsh & McLennan Cos., Inc. (a)	67,034	1,887
McAfee, Inc.	37,425	916
Mellon Financial Corp.	45,437	1,777
Merrill Lynch & Co., Inc.	21,673	1,695
New York Times Co. (The), Class A	16,192	372
Northrop Grumman Corp.	8,963	610
Pfizer, Inc.	74,372	2,109
Schering-Plough Corp.	119,827	2,647
St. Paul Travelers Cos., Inc. (The)	41,865	1,963
UnitedHealth Group, Inc.	18,287	900
Verizon Communications, Inc. (a)	32,060	1,190
Viacom, Inc., Class B	14,681	546
Wyeth	51,436	2,615
		44,864
Total Common Stocks (Cost $97,347)		118,143

	Face
	Amount
	(000)
Short-Term Investments (13.5%)
Short-Term Debt Securities held as Collateral on Loaned Securities (8.8%)
Alliance & Leicester plc, 5.32%, 10/10/06 (h)	$267	267
AmSouth Bank, 5.30%, 10/2/06 (h)	534	534
Bancaja, 5.37%, 1/19/07 (h)	134	134
Bank of America Corp.,
5.31%, 10/2/06 (h)	59	59
5.32%, 10/2/06 (h)	427	427
Bank of New York Co., Inc. 5.32%, 10/10/06 (h)	134	134
Bear Stearns & Co., Inc.,
5.37%, 10/16/06 (h)	267	267

5.44%, 10/2/06 (h)	267	267
BNP Paribas plc, 5.36%, 11/20/06 (h)	267	267
CIC, N.Y., 5.31%, 10/5/06 (h)	187	187
Ciesco LLC, 5.30%, 10/10/06	125	125
Dekabank Deutsche Girozentrale, 5.51%,10/19/06 (h)	273	273
Deutsche Bank Securities, Inc., 5.40%,10/2/06	1,660	1,660
Dexia Bank, New York, 5.33%, 10/2/06 (h)	267	267
Five Finance, Inc., 5.33%, 10/2/06 (h)	267	267
Goldman Sachs Group, Inc.,
5.38%, 10/16/06 (h)	134	134
5.49%, 10/2/06 (h)	251	251
HSBC Finance Corp., 5.32%, 10/6/06 (h)	134	134
Liberty Lighthouse US Capital, 5.33%, 10/2/06 (h)	134	134
Manufacturers & Traders,
5.31%, 10/30/06 (h)	80	80
5.32%, 10/19/06 (h)	534	534
Merrill Lynch & Co, 5.46%, 10/26/06 (h)	141	141
Natexis Banques Populaires, New York, 5.35%, 10/2/06 (h)	134	134
National City Bank Cleveland,
5.32%, 10/2/06 (h)	388	388
National Rural Utilities Cooperative
Finance Corp., 5.32%, 10/2/06 (h)	534	534
Nationwide Building Society, 5.42%, 12/28/06 (h)	310	310
Newport Funding Corp., 5.33%, 10/2/06	265	265
Nordea Bank, New York, 5.31%, 10/2/06 (h)	401	401
Norinchukin Bank, New York,
5.31%, 10/10/06 (h)	134	134
5.33%, 11/1/06	267	267
Rhein-Man Securitisation Ltd.,
5.30%, 10/5/06	191	191
5.30%, 10/20/06	53	53
Scaldis Capital LLC, 5.29%, 10/20/06	266	266
Skandi New York, 5.32%, 10/10/06 (h)	267	267
SLM Corp., 5.33%, 10/20/06 (h)	267	267
Ticonderoga Funding LLC, 5.29%, 10/25/06	53	53
Unicredito Italiano Bank (Ireland) plc, 5.34%,10/10/06 (h)	187	187
Wells Fargo Bank N.A.,
5.30%, 10/2/06 (h)	53	53
5.31%, 10/2/06 (h)	401	401
		10,714
Repurchase Agreement (4.7%)
J.P.Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06, repurchase price $5,770 (f)	5,767	5,767
Total Short-Term Investments (Cost $16,481)		16,481
Total Investments + (110.1%) (Cost $113,828) — including $10,219 of Securities Loaned		134,624
Liabilities in Excess of Other Assets (-10.1)%		(12,341)
Net Assets (100%)		$122,283

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2006. At September 30, 2006 the Portfolio had loaned securities with a total value of $10,219,000. This was secured by collateral of $10,714,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2006.
ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen

+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $113,828,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $20,796,000 of which $22,808,000 related to appreciated securities and $2,012,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net Unrealized
				In Exchange			Appreciation
Currency to		Value	Settlement	For		Value	(Depreciation)
Deliver (000)		(000)	Date	(000)		(000)	(000)
USD	96	$96	10/3/06	CHF	120	$96	$ @—
USD	51	51	10/2/06	EUR	40	51	@—
USD	550	550	10/3/06	EUR	434	550	@—
USD	620	620	10/3/06	GBP	332	621	1
		$1,317				$1,318	$1

CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar
@	— Face Amount/Value is Less than $500.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (96.7%)
Australia (1.6%)
BlueScope Steel Ltd. (c)	1,381,136	$6,670
Foster’s Group Ltd. (c)	16,941,977	81,317
Orica Ltd. (c)	1,368,028	22,910
		110,897
Austria (1.0%)
Telekom Austria AG	2,850,559	71,931
Belgium (1.9%)
Fortis (c)	1,965,511	79,756
KBC Groep N.V.	551,604	58,090
		137,846
France (7.3%)
BNP Paribas S.A.	1,083,815	116,612
France Telecom S.A. (c)	1,631,984	37,457
Lafarge S.A.	351,817	45,415
Renault S.A. (c)	668,614	76,687
Sanofi-Aventis S.A. (c)	809,561	72,065
Total S.A. (c)	2,574,878	168,968
		517,204
Germany (7.3%)
Bayer AG (c)	1,811,476	92,341
Bayerische Motoren Werke AG	1,387,025	74,292
Porsche AG (Non-Voting Shares)	128,708	133,315
RWE AG	1,506,417	138,968
Siemens AG (Registered)	886,186	77,313
		516,229
Greece (0.7%)
OPAP S.A.	1,534,360	51,560
Ireland (0.5%)
CRH plc (Dublin Shares)	1,162,673	39,261
Italy (1.4%)
ENI S.p.A.	3,228,481	95,674
Japan (19.0%)
Asatsu-DK, Inc. (c)	844,600	25,669
Astellas Pharma, Inc. (c)	1,883,000	75,719
Canon, Inc.	1,896,800	98,915
Central Japan Railway Co.	10,370	110,613
Dai Nippon Printing Co., Ltd. (c)	5,999,000	92,581
Hoya Corp. (c)	170,500	6,423
Kansai Electric Power Co., Inc. (The) (c)	1,470,100	33,913
Kao Corp. (c)	5,197,000	138,587
Mitsubishi Electric Corp.	15,402,000	129,735
Mitsui Sumitomo Insurance Co., Ltd.	6,150,000	76,898
NEC Corp. (c)	3,675,000	20,191
NTT DoCoMo, Inc. (c)	46,338	71,395
Omron Corp.	1,545,900	37,952
Oriental Land Co., Ltd. (c)	919,400	51,603
Osaka Gas Co., Ltd. (c)	13,568,000	47,323
Sega Sammy Holdings, Inc. (c)	1,583,000	50,924
Shinsei Bank Ltd. (c)	15,979,000	97,396
Sumitomo Mitsui Financial Group, Inc. (c)	7,039	73,891
T&D Holdings, Inc.	987,150	71,451
Taiyo Nippon Sanso Corp. (c)	2,056,000	17,457
Takefuji Corp. (c)	313,640	14,391
		1,343,027
Netherlands (8.4%)
ABN AMRO Holding N.V.	2,024,775	59,053
Akzo Nobel N.V.	992,435	61,136
CSM N.V. CVA	1,416,618	45,088

ING Groep N.V. CVA	1,293,068	56,880
Mittal Steel Co N.V.	1,556,480	54,355
Royal Dutch Shell plc, Class A	3,701,338	121,890
Unilever N.V. CVA	7,747,295	190,585
		588,987
Singapore (0.7%)
United Overseas Bank Ltd.	4,636,000	47,579
South Korea (1.0%)
Samsung Electronics Co., Ltd. GDR (Registered) (e)	208,153	73,062
Spain (2.5%)
Banco Bilbao Vizcaya Argentaria S.A.	3,074,932	71,160
Repsol YPF S.A.	1,573,671	46,834
Telefonica S.A.	3,204,384	55,546
		173,540
Sweden (2.4%)
SKF AB, Class B	2,722,028	39,838
Telefonaktiebolaget LM Ericsson, Class B	37,902,607	131,373
		171,211
Switzerland (7.8%)
Holcim Ltd. (Registered)	1,970,616	161,059
Nestle S.A. (Registered)	624,194	217,640
Novartis AG (Registered)	1,992,766	116,336
UBS AG (Registered)	890,338	53,259
		548,294
United Kingdom (33.2%)
AstraZeneca plc	1,525,266	95,328
Barclays plc	2,795,204	35,274
BHP Billiton plc	4,556,066	78,652
BP plc	12,149,236	132,391
British American Tobacco plc	5,778,395	156,229
Burberry Group plc	2,253,894	21,776
Cadbury Schweppes plc	19,868,845	211,490
Drax Group plc (a)	2,078,059	32,430
GlaxoSmithKline plc	2,474,800	65,891
GUS plc	2,824,460	51,086
Hanson plc	1,742,755	25,240
Hays plc	43,654,582	118,109
HSBC Holdings plc	5,589,454	101,985
Imperial Tobacco Group plc	6,716,749	223,855
Intercontinental Hotels Group plc	6,022,877	105,496
Johnston Press plc	3,577,597	27,280
Ladbrokes plc	5,314,474	38,708
National Grid plc	6,397,361	79,954
Northern Rock plc	1,055,300	23,078
Reckitt Benckiser plc	2,909,553	120,612
Reed Elsevier plc	7,253,504	80,468
Rolls-Royce Group plc (a)	4,412,875	37,429
Royal Bank of Scotland Group plc	4,681,568	161,198
Scottish & Southern Energy plc	1,831,984	45,209
Scottish Power plc	11,530,109	140,648
Smiths Group plc	3,286,688	55,169
Vodafone Group plc	33,382,883	76,412
		2,341,397
Total Common Stocks (Cost $5,557,877)		6,827,699

	Face
	Amount
	(000)
Short-Term Investments (12.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (9.2%)
Alliance & Leicester plc, 5.32%, 10/10/06 (h)	$16,118	16,118
AmSouth Bank, 5.30%, 10/2/06 (h)	32,236	32,236
Bancaja, 5.37%, 1/19/07 (h)	8,059	8,059
Bank of America Corp.,
5.31%, 10/2/06 (h)	3,546	3,546
5.32%, 10/2/06 (h)	25,789	25,789
Bank of New York Co., Inc. 5.32%, 10/10/06 (h)	8,059	8,059
Bear Stearns & Co., Inc.,

5.37%, 10/16/06 (h)	16,118	16,118
5.44%, 10/2/06 (h)	16,121	16,121
BNP Paribas plc, 5.36%, 11/20/06 (h)	16,118	16,118
CIC, N.Y., 5.31%, 10/5/06	11,281	11,281
Ciesco LLC, 5.30%, 10/10/06	7,521	7,521
Dekabank Deutsche Girozentrale, 5.51%, 10/19/06 (h)	16,440	16,440
Deutsche Bank Securities, Inc., 5.40%, 10/2/06	100,107	100,107
Dexia Bank, New York, 5.33%, 10/2/06 (h)	16,115	16,115
Five Finance, Inc., 5.33%, 10/2/06 (h)	16,118	16,118
Goldman Sachs Group, Inc.,
5.38%, 10/16/06 (h)	8,059	8,059
5.49%, 10/2/06 (h)	15,151	15,151
HSBC Finance Corp., 5.32%, 10/6/06 (h)	8,059	8,059
Liberty Lighthouse US Capital, 5.33%, 10/2/06 (h)	8,058	8,058
Manufacturers & Traders,
5.31%, 10/30/06 (h)	4,835	4,835
5.32%, 10/19/06 (h)	32,233	32,233
Merrill Lynch & Co, 5.46%, 10/26/06 (h)	8,475	8,475
Natexis Banques Populaires, New York, 5.35%, 10/2/06 (h)	8,059	8,059
National City Bank Cleveland,
5.32%, 10/2/06 (h)	23,370	23,370
National Rural Utilities Cooperative Finance Corp., 5.32%, 10/2/06 (h)	32,236	32,236
Nationwide Building Society, 5.42%, 12/28/06 (h)	18,697	18,697
Newport Funding Corp., 5.33%, 10/2/06	16,002	16,002
Nordea Bank, New York, 5.31%, 10/2/06 (h)	24,176	24,176
Norinchukin Bank, New York,
5.31%, 10/10/06	8,063	8,063
5.33%, 11/1/06	16,118	16,118
Rhein-Man Securitisation Ltd.,
5.30%, 10/5/06	11,519	11,519
5.30%, 10/20/06	3,209	3,209
Scaldis Capital LLC, 5.29%, 10/20/06	16,047	16,047
Skandi New York, 5.32%, 10/10/06 (h)	16,118	16,118
SLM Corp., 5.33%, 10/20/06 (h)	16,118	16,118
Ticonderoga Funding LLC, 5.29%, 10/25/06	3,209	3,209
Unicredito Italiano Bank (Ireland) plc, 5.34%, 10/10/06 (h)	11,283	11,283
Wells Fargo Bank N.A.,
5.30%, 10/2/06 (h)	3,224	3,224
5.31%, 10/2/06 (h)	24,177	24,177
		646,241
Repurchase Agreement (2.9%)
J.P.Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06, repurchase price $205,840 (f)	$205,750	205,750
Total Short-Term Investments (Cost $851,991)		851,991
Total Investments + (108.8%) (Cost $6,409,868) — including $615,138 of Securities Loaned		7,679,690
Liabilities in Excess of Other Assets (-8.8%)		(617,564)
Net Assets (100%)		$7,062,126

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2006. At September 30, 2006, the Portfolio had loaned securities with a total value of $615,138,000. This was secured by collateral of $646,241,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments. (e) 144A security — certain conditions for public sales may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rate. The rates shown are those in effect on September 30, 2006.
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipts
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $6,409,868,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,269,822,000 of which $1,367,619,000 related to appreciated securities and $97,797,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net Unrealized
							Appreciation
Currency to Deliver		Value	Settlement	In Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
CHF	29,991	$23,984	10/2/06	USD	24,073	$24,073	$89
CHF	2,629	2,103	10/3/06	USD	2,097	2,097	(6)
EUR	16,802	21,306	10/2/06	USD	21,367	21,367	61
EUR	2,154	2,732	10/3/06	USD	2,730	2,730	(2)
GBP	8,947	16,751	10/2/06	USD	16,809	16,809	58
GBP	1,190	2,229	10/3/06	USD	2,227	2,227	(2)
GBP	149,400	279,802	10/24/06	JPY	31,967,865	271,513	(8,289)
JPY	1,835,737	15,541	10/3/06	USD	15,591	15,591	50
		$364,448				$356,407	$(8,041)

CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Growth Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (100.1%)
Australia (1.7%)
BHP Billiton Ltd.	5,809	$111
Austria (4.1%)
Andritz AG	469	72
Erste Bank der Oesterreichischen Sparkassen AG	1,818	113
Telekom Austria AG	3,065	77
		262
Canada (1.7%)
EnCana Corp.	2,375	111
Finland (4.2%)
Fortum Oyj	4,590	122
Kone Oyj, Class B	1,600	78
Neste Oil Oyj	2,400	70
		270
France (9.6%)
AXA S.A.	3,141	116
BNP Paribas S.A.	1,026	110
Cie Generale d’Optique Essilor International S.A.	783	80
LVMH Moet Hennessy Louis Vuitton S.A.	766	79
Schneider Electric S.A.	774	86
Total S.A.	2,115	139
		610
Germany (9.3%)
Adidas AG	1,630	77
Celesio AG	1,600	83
Continental AG	1,127	131
Deutsche Bank AG (Registered)	800	96
E. ON AG	1,009	120
SAP AG	412	82
		589
Greece (2.8%)
Coca-Cola Hellenic Bottling Co. S.A.	2,426	84
National Bank of Greece S.A.	2,232	96
		180
Hong Kong (4.6%)
China Resources Power Holdings Co.	108,000	114
CNOOC Ltd.	92,700	77
Esprit Holdings Ltd.	11,000	100
		291
India (1.5%)
ICICI Bank Ltd. ADR	3,000	92
Ireland (4.7%)
Allied Irish Banks plc	3,485	93
Anglo Irish Bank Corp. plc	7,800	128
CRH plc (Dublin Shares)	2,248	76
		297
Israel (1.1%)
Teva Pharmaceutical Industries Ltd. ADR	2,000	68
Japan (19.9%)
Canon, Inc.	2,000	104
Casio Computer Co., Ltd.	4,000	81
Credit Saison Co., Ltd.	1,900	80
Daiwa Securities Group, Inc.	7,000	82
Hoya Corp.	2,300	87
JSR Corp.	3,900	86
Kobe Steel Ltd.	22,000	69
Kubota Corp.	9,000	74
ORIX Corp.	300	83
Sharp Corp.	5,000	86
SMC Corp.	600	79
Sumitomo Realty & Development Co., Ltd.	4,000	117

Terumo Corp.	2,200	83
Toray Industries, Inc.	11,000	83
Toyota Motor Corp.	1,400	76
		1,270
Mexico (2.7%)
America Movil S.A. de C.V., Class L ADR	2,100	83
Wal-Mart de Mexico S.A. de C.V. ADR	2,529	86
		169
Netherlands (4.7%)
ING Groep N.V. CVA	3,413	150
Reed Elsevier N.V.	4,303	72
Royal Numico N.V.	1,740	78
		300
Norway (2.6%)
Telenor ASA	7,425	97
TGS Nopec Geophysical Company ASA (a)	4,400	69
		166
Singapore (2.2%)
DBS Group Holdings Ltd.	5,000	61
Keppel Corp., Ltd.	8,500	79
		140
South Korea (1.3%)
Samsung Electronics Co., Ltd. GDR (Registered) (e)	239	84
Spain (1.2%)
Banco Popular Espanol S.A.	4,845	79
Sweden (2.4%)
Getinge AB, Class B	4,699	86
Telefonaktiebolaget LM Ericsson ADR	2,000	69
		155
Switzerland (6.7%)
ABB Ltd. (Registered)	6,000	79
Nestle S.A. ADR (Registered)	1,200	104
Novartis AG (Registered)	1,322	77
Roche Holding AG (Genusschein)	450	78
SGS S.A. (Registered)	87	88
		426
Turkey (0.9%)
Akbank TAS ADR	5,704	58
United Kingdom (10.2%)
Barclays plc	6,331	80
Capita Group plc	8,140	84
HSBC Holdings plc	3,913	71
Prudential plc	6,822	85
Reckitt Benckiser plc	2,122	88
Royal Bank of Scotland Group plc	2,364	81
SABMiller plc	4,264	80
Tesco plc	12,321	83
		652
Total Common Stocks (Cost $5,747)		6,380
Short-Term Investment (0.1%)
Repurchase Agreement (0.1%)
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06, repurchase price $3 (Cost $3) (f)	$3	$3
Total Investments + (100.2%) (Cost $5,750)		6,383
Liabilities in Excess of Other Assets (-0.2%)		(11)
Net Assets (100%)		$6,372

(a)	Non-income producing security.
(e)	144A security — certain conditions for public sale may exist. Unless otherwised noted, this security is deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority,

5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipts
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $5,750,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $633,000 of which $741,000 related to appreciated securities and $108,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

International Magnum Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.8%)
Australia (2.6%)
AMP Ltd. (c)	43,550	$290
Australia & New Zealand Banking Group Ltd. (c)	6,108	122
BHP Billiton Ltd. (c)	74,470	1,423
Gunns Ltd. (c)	30,100	57
National Australia Bank Ltd.	3,930	108
Newcrest Mining Ltd.	7,750	130
QBE Insurance Group Ltd.	8,950	163
Rio Tinto Ltd. (c)	8,150	426
Westpac Banking Corp.	8,500	144
		2,863
Austria (2.5%)
Andritz AG	4,401	671
Erste Bank der Oesterreichischen Sparkassen AG	15,950	993
Telekom Austria AG	40,610	1,025
		2,689
Belgium (0.6%)
AGFA-Gevaert N.V.	11,710	278
Umicore	2,340	346
		624
Finland (2.3%)
Fortum Oyj	39,352	1,048
Kone OYJ, Class B	17,400	844
Neste Oil Oyj	20,300	590
		2,482
France (10.6%)
AXA S.A.	27,569	1,017
BNP Paribas S.A.	19,040	2,048
Cie Generale d’Optique Essilor International S.A.	8,018	821
Electricite De France	9,685	538
France Telecom S.A.	29,308	673
Gaz de France (c)	9,617	383
Lafarge S.A.	5,238	676
LVMH Moet Hennessy Louis Vuitton S.A.	6,721	692
Renault S.A. (c)	2,979	342
Sanofi-Aventis S.A.	3,183	283
Schneider Electric S.A. (c)	12,892	1,438
Total S.A.	39,731	2,607
		11,518
Germany (8.8%)
Adidas AG	14,294	672
Allianz AG (Registered)	4,675	809
AWD Holding AG	9,001	325
Bayerische Motoren Werke AG	9,569	513
Celesio AG	15,356	801
Commerzbank AG	13,269	447
Continental AG	11,355	1,317
Deutsche Bank AG (Registered)	7,014	846
E. ON AG	9,306	1,103
Fresenius Medical Care AG	2,776	361
MAN AG	6,618	560
Muenchener Rueckversicherungs AG (Registered)	4,644	734
SAP AG	3,609	716
Siemens AG (Registered)	3,753	327
		9,531
Greece (2.2%)
Coca-Cola Hellenic Bottling Co. S.A.	19,667	678

EFG Eurobank Ergasias S.A.	13,142	403
National Bank of Greece S.A.	32,193	1,385
		2,466
Hong Kong (3.7%)
BOC Hong Kong Holdings Ltd.	46,000	103
Cheung Kong Holdings Ltd.	11,000	118
China Resources Power Holdings Co. (c)	938,000	992
CNOOC Ltd.	772,000	642
Dah Sing Financial Holdings Ltd.	4,800	43
Esprit Holdings Ltd.	120,300	1,097
Great Eagle Holdings Ltd.	91,000	332
Hutchison Whampoa Ltd.	12,000	106
Hysan Development Co., Ltd.	81,000	208
New World Development Ltd.	192,000	331
Techtronic Industries Co.	24,000	36
		4,008
India (0.6%)
ICICI Bank Ltd. ADR	21,500	660
Ireland (2.3%)
Allied Irish Banks plc	30,627	815
Anglo Irish Bank Corp. plc	61,618	1,013
CRH plc (Dublin Shares)	19,747	667
		2,495
Israel (0.6%)
Teva Pharmaceutical Industries Ltd. ADR	17,600	600
Italy (1.3%)
Banca Intesa S.p.A.	55,373	365
Banca Monte dei Paschi di Siena S.p.A. (c)	80,630	489
UniCredito Italiano S.p.A.	70,637	586
		1,440
Japan (23.4%)
Amada Co., Ltd.	19,000	191
Astellas Pharma, Inc. (c)	6,900	277
Canon, Inc.	28,200	1,471
Casio Computer Co., Ltd. (c)	49,100	989
Credit Saison Co., Ltd.	12,000	506
Dai Nippon Printing Co., Ltd.	12,000	185
Daicel Chemical Industries Ltd. (c)	31,000	215
Daifuku Co., Ltd. (c)	15,000	189
Daiichi Sankyo Co., Ltd.	11,000	312
Daikin Industries Ltd. (c)	9,400	279
Daiwa Securities Group, Inc. (c)	64,000	747
Denki Kagaku Kogyo K.K. (c)	44,000	171
East Japan Railway Co. (c)	28	196
FamilyMart Co., Ltd.	7,400	202
Fuji Machine Manufacturing Co., Ltd.	7,900	288
Fuji Photo Film Co., Ltd.	3,600	69
Fujitec Co., Ltd.	12,000	75
Fujitsu Ltd.	46,000	379
Furukawa Electric Co., Ltd. (c)	38,000	251
Hitachi Capital Corp. (c)	10,100	192
Hitachi High-Technologies Corp.	3,900	110
Hitachi Ltd.	45,000	262
House Foods Corp. (c)	5,100	84
Hoya Corp. (c)	19,500	735
JSR Corp. (c)	34,100	751
Kaneka Corp.	24,000	227
Kobe Steel Ltd.	206,000	647
Kubota Corp.	81,000	665
Kurita Water Industries Ltd. (c)	11,600	225
Kyocera Corp.	3,100	265
Kyudenko Corp.	8,000	41
Lintec Corp.	5,500	127
Maeda Road Construction Co., Ltd.	6,000	43
Matsushita Electric Industrial Co., Ltd.	21,000	444
Minebea Co., Ltd.	27,000	148

Mitsubishi Chemical Corp.	32,000	200
Mitsubishi Corp. (c)	18,800	353
Mitsubishi Heavy Industries Ltd.	70,000	290
Mitsui Mining & Smelting Co., Ltd.	12,000	62
Mitsumi Electric Co., Ltd. (c)	10,000	138
Nagase & Co., Ltd. (c)	8,000	100
NEC Corp. (c)	55,000	302
Nifco, Inc. (c)	7,100	154
Nintendo Co., Ltd.	2,600	536
Nippon Meat Packers, Inc.	11,000	124
Nippon Sheet Glass Co., Ltd. (c)	14,000	66
Nippon Steel Corp.	28,000	115
Nippon Telegraph & Telephone Corp.	34	167
Nissan Motor Co., Ltd. (c)	38,400	430
Nissha Printing Co., Ltd.	2,000	91
Nisshinbo Industries, Inc.	11,000	116
Obayashi Corp. (c)	25,000	176
Ono Pharmaceutical Co., Ltd. (c)	4,300	191
ORIX Corp.	2,550	705
Ricoh Co., Ltd.	19,000	378
Rinnai Corp. (c)	3,100	89
Rohm Co., Ltd. (c)	1,900	176
Ryosan Co., Ltd.	4,900	126
Sanki Engineering Co., Ltd.	3,000	18
Sanwa Shutter Corp.	19,000	108
Sekisui Chemical Co., Ltd.	26,000	219
Sekisui House Ltd.	15,000	227
Sharp Corp. (c)	42,000	720
Shin-Etsu Polymer Co., Ltd. (c)	10,800	155
SMC Corp.	5,800	767
Sony Corp.	6,200	251
Sumitomo Realty & Development Co., Ltd. (c)	39,000	1,146
Suzuki Motor Corp.	11,800	300
TDK Corp.	3,400	272
Teijin Ltd.	30,000	162
Terumo Corp. (c)	18,500	702
Toho Co., Ltd.	4,100	83
Tokyo Electric Power Co., Inc. (The)	5,900	170
Toray Industries, Inc. (c)	98,000	738
Toshiba Corp. (c)	66,000	428
Toyo Ink Manufacturing Co., Ltd.	17,000	67
Toyoda Gosei Co., Ltd.	3,000	66
Toyota Motor Corp.	20,900	1,136
Tsubakimoto Chain Co.	26,000	120
Yamaha Corp. (c)	12,900	271
Yamaha Motor Co., Ltd.	9,900	262
		25,431
Mexico (0.6%)
America Movil S.A. de C.V., Class L ADR	17,635	694
Netherlands (5.7%)
ING Groep N.V. CVA	37,295	1,641
Koninkliijke Numico N.V.	21,082	949
Royal Dutch Shell plc, Class A	45,025	1,485
TNT N.V.	13,222	501
Unilever N.V. CVA	13,980	344
Wolters Kluwer N.V. CVA (c)	49,791	1,299
		6,219
Norway (2.0%)
Norske Skogindustrier ASA	21,670	326
Telenor ASA	65,166	849
TGS Nopec Geophysical Co. ASA (a)	61,492	973
		2,148
Singapore (2.6%)
CapitaCommercial Trust REIT	42,040	59
CapitaLand Ltd.	132,000	420
Chartered Semiconductor Manufacturing Ltd. (a)	87,000	66

City Developments Ltd.	35,000	236
DBS Group Holdings Ltd.	48,000	580
Keppel Corp., Ltd.	96,000	895
Oversea-Chinese Banking Corp., Ltd.	35,000	144
SembCorp Industries Ltd.	65,680	139
Singapore Airlines Ltd.	20,000	184
Singapore Press Holdings Ltd.	30,000	77
		2,800
South Korea (0.5%)
Samsung Electronics Co., Ltd. GDR (Registered)	1,727	606
Spain (1.6%)
Banco Bilbao Vizcaya Argentaria S.A.	29,572	685
Banco Popular Espanol S.A.	42,523	697
Telefonica S.A.	18,981	329
		1,711
Sweden (2.5%)
Atlas Copco AB, Class A	11,750	309
Getinge AB, Class B	34,563	632
Sandvik AB	53,237	610
Telefonaktiebolaget LM Ericsson ADR	17,600	606
Telefonaktiebolaget LM Ericsson, Class B	149,730	519
		2,676
Switzerland (8.2%)
ABB Ltd. (Registered)	63,500	835
Ciba Specialty Chemicals AG (Registered)	5,694	344
Compagnie Financiere Richemont AG, Class A	14,065	677
Credit Suisse Group (Registered)	5,727	331
Nestle S.A. (Registered)	4,383	1,528
Nobel Biocare Holding AG	1,328	327
Novartis AG (Registered)	28,927	1,689
Roche Holding AG (Genusschein)	8,595	1,486
SGS S.A. (Registered) (c)	702	707
Swiss Reinsurance (Registered)	7,603	582
Zurich Financial Services AG (Registered)	1,449	356
		8,862
Turkey (0.5%)
Akbank TAS ADR	50,396	517
United Kingdom (12.1%)
Anglo American plc (London Shares)	15,245	637
AstraZeneca plc	5,245	328
Aviva plc	23,547	345
Barclays plc	55,557	701
British American Tobacco plc	12,230	331
Cadbury Schweppes plc	32,234	343
Capita Group plc	65,917	676
GlaxoSmithKline plc	11,200	298
HSBC Holdings plc	105,100	1,918
Imperial Tobacco Group plc	9,998	333
Man Group Plc	20,376	171
Old Mutual plc	130,644	410
Prudential plc	58,903	732
Reckitt Benckiser plc	31,046	1,287
Reed Elsevier plc	89,114	989
Rexam plc	33,404	357
Rolls-Royce Group plc (a)	41,653	353
Royal Bank of Scotland Group plc	20,749	714
SABMiller plc	34,475	644
Tesco plc	174,157	1,174
WM Morrison Supermarkets plc	85,374	389
		13,130
Total Common Stocks (Cost $94,108)		106,170

	Face
	Amount
	(000)
Short-Term Investments (15.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (14.3%)
Alliance & Leicester plc, 5.32%, 10/10/06 (h)	$388	388
AmSouth Bank, 5.30%, 10/2/06 (h)	776	776
Bancaja, 5.37%, 1/19/07 (h)	194	194
Bank of America Corp.,
5.31%, 10/2/06 (h)	85	85
5.32%, 10/2/06 (h)	620	620
Bank of New York Co., Inc. 5.32%, 10/10/06 (h)	194	194
Bear Stearns & Co., Inc.,
5.37%, 10/16/06 (h)	388	388
5.44%, 10/2/06 (h)	388	388
BNP Paribas plc, 5.36%, 11/20/06 (h)	388	388
CIC, N.Y., 5.31%, 10/5/06 (h)	271	271
Ciesco LLC, 5.30%, 10/10/06	181	181
Dekabank Deutsche Girozentrale, 5.51%, 10/19/06 (h)	396	396
Deutsche Bank Securities, Inc., 5.40%, 10/2/06	2,409	2,409
Dexia Bank, New York, 5.33%, 10/2/06 (h)	388	388
Five Finance, Inc., 5.33%, 10/2/06 (h)	388	388
Goldman Sachs Group, Inc.,
5.38%, 10/16/06 (h)	194	194
5.49%, 10/2/06 (h)	364	364
HSBC Finance Corp., 5.32%, 10/6/06 (h)	194	194
Liberty Lighthouse US Capital, 5.33%, 10/2/06 (h)	194	194
Manufacturers & Traders,
5.31%, 10/30/06 (h)	116	116
5.32%, 10/19/06 (h)	776	776
Merrill Lynch & Co, 5.46%, 10/26/06 (h)	204	204
Natexis Banques Populaires, New York, 5.35%, 10/2/06 (h)	194	194
National City Bank Cleveland,
5.32%, 10/2/06 (h)	562	562
National Rural Utilities Cooperative Finance Corp., 5.32%, 10/2/06 (h)	776	776
Nationwide Building Society, 5.42%, 12/28/06 (h)	450	450
Newport Funding Corp., 5.33%, 10/2/06	385	385
Nordea Bank, New York, 5.31%, 10/2/06 (h)	582	582
Norinchukin Bank, New York,
5.31%, 10/10/06 (h)	194	194
5.33%, 11/1/06 (h)	388	388
Rhein-Man Securitisation Ltd.,
5.30%, 10/5/06	277	277
5.30%, 10/20/06	77	77
Scaldis Capital LLC, 5.29%, 10/20/06	386	386
Skandi New York, 5.32%, 10/10/06 (h)	388	388
SLM Corp., 5.33%, 10/20/06 (h)	388	388
Ticonderoga Funding LLC, 5.29%, 10/25/06	77	77
Unicredito Italiano Bank (Ireland) plc, 5.34%,10/10/06 (h)	271	271
Wells Fargo Bank N.A.,
5.30%, 10/2/06 (h)	78	78
5.31%, 10/2/06 (h)	582	582
		15,551
Repurchase Agreement (0.8%)
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06, repurchase price $820 (f)	820	820
Total Short-Term Investments (Cost $16,371)		16,371
Total Investments + (112.9%) (Cost $110,479) — including $14,793 of Securities Loaned		122,541
Liabilities in Excess of Other Assets (-12.9%)		(13,973)
Net Assets (100%)		$108,568

(a)	Non-income producing security.
(c)

All or a portion of security on loan at September 30, 2006. At September 30, 2006 the Portfolio had loaned securities with a total value of $14,793,000. This w as secured by collateral of $15,551,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to

9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2006.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipts
REIT	Real Estate Investment Trust
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $110,479,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $12,062,000 of which $15,630,000 related to appreciated securities and $3,568,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
AUD	1,093	$813	12/14/06	USD	818	$818	$5
EUR	1,706	2,172	12/14/06	USD	2,174	2,174	2
EUR	1,687	2,147	12/14/06	USD	2,151	2,151	4
EUR	446	568	12/14/06	USD	568	568	@—
EUR	358	456	12/14/06	USD	456	456	@—
EUR	7	8	12/14/06	USD	8	8	@—
GBP	1,094	2,050	12/14/06	USD	2,052	2,052	2
GBP	692	1,297	12/14/06	USD	1,298	1,298	1
GBP	478	895	12/14/06	USD	897	897	2
GBP	458	859	12/14/06	USD	860	860	1
JPY	138,275	1,183	12/14/06	USD	1,186	1,186	3
JPY	117,827	1,008	12/14/06	USD	1,008	1,008	@—
JPY	110,071	941	12/14/06	USD	945	945	4
JPY	90,829	777	12/14/06	USD	779	779	2
USD	2,869	2,869	12/14/06	AUD	3,829	2,850	(19)
USD	459	459	12/14/06	AUD	613	456	(3)
USD	159	159	12/14/06	AUD	213	158	(1)
USD	124	124	12/14/06	AUD	167	124	@—
USD	760	760	12/14/06	EUR	596	758	(2)
USD	592	592	12/14/06	EUR	464	591	(1)
USD	73	73	12/14/06	EUR	58	73	@—
USD	6,550	6,550	12/14/06	GPB	3,490	6,540	(10)
USD	4,951	4,951	12/14/06	GPB	2,638	4,944	(7)
USD	4,435	4,435	12/14/06	GPB	2,363	4,428	(7)
USD	199	199	12/14/06	GPB	107	200	1
USD	2,640	2,640	12/14/06	JPY	307,680	2,631	(9)
USD	558	558	12/14/06	JPY	64,987	556	(2)
USD	516	516	12/14/06	JPY	60,217	515	(1)
		$40,059				$40,024	$(35)

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
DJ EURO STOXX 50
(Germany)	113	$5,197	Dec-06	$33
FTSE 100 Index
(United Kingdom)	5	560	Dec-06	6
				$39

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (95.3%)
Australia (6.7%)
Centro Properties Group	424,134	$2,545
CFS Gandel Retail Trust	1,286,400	1,937
CFS Retail Property Trust (a)	29,132	43
DB RREEF Trust	2,294,287	2,736
GPT Group	1,464,900	5,131
Investa Property Group	620,700	1,138
Macquarie CountryWide Trust	629,700	939
Macquarie Goodman Group	857,567	4,167
Macquarie ProLogis Trust	2,010,600	1,851
Mirvac Group	643,300	2,272
Stockland	18,069	98
Stockland (New) (a)	1,292,835	7,130
Westfield Group	1,601,700	22,466
		52,453
Austria (3.7%)
Conwert Immobilien Invest AG (a)	183,804	3,706
Immoeast Immobilien Anlagen AG (a)	785,089	9,547
IMMOFINANZ Immobilien Anlagen AG (a)	1,291,180	15,554
		28,807
Finland (1.0%)
Citycon Oyj	299,730	1,577
Sponda Oyj	557,013	6,286
		7,863
France (7.7%)
Gecina S.A. REIT	81,608	10,886
Klepierre REIT	102,218	15,308
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	37,134	5,038
Unibail REIT	140,439	29,509
		60,741
Hong Kong (8.2%)
Champion REIT (a)	3,034,000	1,511
Cheung Kong Holdings Ltd.	138,000	1,482
Guangzhou R&F Properties Co., Ltd., Class H	1,020,000	1,438
Henderson Land Development Co., Ltd.	1,858,000	10,446
HongKong Land Holdings Ltd.	2,590,000	10,049
Hysan Development Co., Ltd.	1,377,576	3,533
Kerry Properties Ltd.	495,980	1,814
Link REIT (The)	798,000	1,662
New World Development Ltd.	5,899,410	10,162
Sun Hung Kai Properties Ltd.	1,736,000	18,952
Swire Pacific Ltd., Class A	313,000	3,270
		64,319
Italy (2.7%)
Aedes S.p.A.	192,520	1,255
Beni Stabili S.p.A.	12,543,547	13,997
Risanamento S.p.A.	848,943	6,459
		21,711
Japan (12.2%)
Aeon Mall Co., Ltd.	23,500	1,241
Daibiru Corp.	320,700	3,261
Japan Hotel & Resort, Inc. REIT	426	2,012
Japan Real Estate Investment Corp. REIT	62	525
Mitsubishi Estate Co., Ltd.	1,239,000	27,061
Mitsui Fudosan Co., Ltd.	1,061,000	24,117
Mori Trust Sogo Reit, Inc.	76	663
Nippon Building Fund, Inc. REIT	257	2,611

Nomura Real Estate Holdings, Inc. (a)	3,800	113
NTT Urban Development Corp.	1,062	8,487
Orix REIT, Inc.	75	474
Sumitomo Realty & Development Co., Ltd.	602,000	17,684
Tokyo Tatemono Co., Ltd.	266,000	2,990
Tokyu Land Corp.	547,000	5,186
		96,425
Netherlands (6.5%)
Corio N.V. REIT	93,638	6,821
Eurocommercial Properties N.V. CVA REIT	347,301	16,405
Rodamco Europe N.V. REIT	148,754	17,325
Vastned Retail N.V. REIT	8,420	691
Wereldhave N.V. REIT	94,926	10,364
		51,606
Singapore (2.6%)
Ascott Group Ltd. (The)	2,291,600	1,472
CapitaCommercial Trust REIT	865,300	1,204
CapitaLand Ltd.	979,000	3,113
CapitaMall Trust	32,000	51
CapitaMall Trust REIT	339,000	542
CDL Hospitality Trusts REIT (a)	673,000	449
City Developments Ltd.	171,000	1,152
K-REIT Asia	19,400	22
Keppel Land Ltd.	319,000	996
Macquarie MEAG Prime REIT	1,539,000	945
Singapore Land Ltd.	311,000	1,537
Suntec REIT	1,319,000	1,229
United Industrial Corp., Ltd.	4,180,000	4,290
UOL Group Ltd.	899,000	1,981
Wheelock Properties S Ltd.	1,018,000	1,147
		20,130
Spain (1.8%)
Fadesa Inmobiliaria S.A.	177,895	7,907
Inmobiliaria Colonial S.A.	78,167	6,061
		13,968
Sweden (3.8%)
Castellum AB	1,007,217	11,339
Fabege AB	241,210	5,332
Hufvudstaden AB, Class A	1,579,050	13,360
		30,031
Switzerland (1.3%)
Allreal Holding AG	16,599	1,726
PSP Swiss Property AG	171,931	8,731
		10,457
United Kingdom (37.1%)
Atlas Estates Ltd. (a)	237,159	1,361
British Land Co. plc	2,070,101	52,868
Brixton plc	1,032,015	10,222
Capital & Regional plc	806,301	17,905
Derwent Valley Holdings plc	443,159	15,143
Development Securities plc	311,812	3,444
Grainger Trust plc	519,731	6,111
Great Portland Estates plc	24,720	280
Hammerson plc	1,187,053	29,160
Land Securities Group plc	1,613,370	59,449
Liberty International plc	1,022,014	23,441
London Merchant Securities plc	451,633	2,032
Minerva plc (a)	2,612,900	14,775
Quintain Estates & Development plc	538,976	7,064
Shaftesbury plc	691,129	7,771
Slough Estates plc	2,004,190	24,954
Unite Group plc	1,523,669	13,223
Warner Estate Holdings plc	94,339	1,387
Workspace Group plc	190,954	1,456
		292,046
Total Common Stocks (Cost $643,363)		750,557

Mutual Fund (0.5%)
ProLogis European Properties
(Cost $4,185)	4,235	4,235

	Face
	Amount
	(000)
Short-Term Investment (3.9%)
Repurchase Agreement (3.9%)
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06, repurchase price $31,222 (Cost $31,208) (f)	$31,208	31,208
Total Investments + (99.7% (Cost $678,756)		786,000
Other Assets in Excess of Liabilities (0.3%)		2,147
Net Assets (100%)		$788,147

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $678,756,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $107,244,000 of which $108,894,000 related to appreciated securities and $1,650,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency					In		Unrealized
to					Exchange		Appreciation
Deliver		Value	Settlement		For	Value	(Depreciation)
(000)		(000)	Date		(000)	(000)	(000)
USD	1,019	$1,019	10/3/06	HKD	7,934	$1,018	$(1)
USD	114	114	10/3/06	JPY	13,300	113	(1)
USD	181	181	10/3/06	SGD	288	181	@—
USD	137	137	10/3/06	SGD	217	137	@—
		$1,451				$1,449	$(2)

HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SGD	— Singapore Dollar
USD	— United States Dollar
@	Face Amount/Value is less than $500

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.9%)
Australia (5.5%)
Goodman Fielder Ltd. (a)	11,243,063	$18,099
Infomedia Ltd.	13,083,415	6,436
John Fairfax Holdings Ltd.	2,187,015	6,878
MYOB Ltd.	10,543,489	8,212
Pacific Brands Ltd.	11,868,329	22,379
Ramsay Health Care Ltd.	1,511,139	11,319
		73,323
Austria (1.1%)
Zumtobel AG (a)	602,073	14,727
Belgium (2.0%)
Omega Pharma S.A.	454,968	26,233
Denmark (1.6%)
Carlsberg A/S, Class B	163,087	13,716
Danisco A/S	88,982	7,218
		20,934
Finland (1.6%)
Uponor Oyj	302,055	8,189
Wartsila Oyj, Class B	322,017	13,067
		21,256
France (7.3%)
Bull S.A. (a)	1,770,680	10,373
GL Trade S.A.	206,215	8,917
Icade Promesses (a)	162,857	8,147
Ipsen S.A.	468,981	18,376
Neopost S.A.	114,245	13,632
Nexans S.A.	159,177	13,836
Saft Groupe S.A.	438,110	13,289
Zodiac S.A.	176,809	10,488
		97,058
Germany (6.4%)
AWD Holding AG	404,061	14,597
GFK AG	373,259	16,031
IWKA AG (a)	518,235	10,587
K&S AG	172,510	13,825
Sartorius AG (Non-Voting Shares)	293,441	11,442
SCS Standard Computersysteme AG (a)(d)(i)(l)	21,289	@—
Techem AG	380,159	18,410
		84,892
Hong Kong (0.9%)
Asia Satellite Telecommunications Holdings Ltd.	339,500	567
Solomon Systech International Ltd.	68,324,349	11,927
		12,494
Ireland (3.5%)
Fyffes plc	736,486	1,429
Glanbia plc	3,490,771	11,951
Kerry Group plc, Class A	1,391,868	33,005
		46,385
Italy (5.4%)
Banca CR Firenze	3,082,478	9,381
Banca Italease S.p.A.	130,391	6,432
Buzzi Unicem S.p.A.	758,364	17,935
Davide Campari-Milano S.p.A.	1,974,635	18,091
Interpump S.p.A.	895,706	7,962
SAES Getters S.p.A.	225,955	7,472
Sogefi S.p.A.	690,226	4,858
		72,131
Japan (26.6%)
Aplus Co., Ltd. (a)	5,239,400	12,730
Ariake Japan Co., Ltd.	1,450,000	29,215
Asia Securities Printing Co., Ltd.	736,600	7,421

Century Leasing System, Inc.	833,800	10,701
Fuyo General Lease Co., Ltd	750,500	21,093
Hurxley Corp.	329,737	5,346
Internet Initiative Japan, Inc. (a)	940	2,960
Japan Securities Finance Co., Ltd.	2,992,000	35,410
Mabuchi Motor Co., Ltd.	233,600	14,278
Mars Engineering Corp	667,000	13,467
Milbon Co., Ltd.	279,200	9,596
Nakanishi, Inc.	163,800	21,549
Nihon Trim Co., Ltd.	148,250	7,216
Nippon Restaurant System, Inc.	375,100	13,877
Nissha Printing Co., Ltd.	749,800	34,023
Nisshin Fire & Marine Insurance Co., Ltd. (The)	3,806,200	16,723
Patlite Corp.	737,600	7,212
Rengo Co., Ltd.	2,572,000	17,114
Shinkawa Ltd.	787,300	17,729
Sumitomo Osaka Cement Co., Ltd.	3,270,000	9,689
Taiheiyo Cement Corp.	6,683,000	24,723
Taisei Lamick Co., Ltd.	235,500	6,380
Takuma Co., Ltd.	1,598,000	8,401
Yamaichi Electronics Co., Ltd.	587,800	6,558
		353,411
Netherlands (2.3%)
Macintosh Retail Group N.V.	399,249	12,049
Randstad Holdings N.V.	126,733	7,217
USG People N.V.	157,315	11,002
		30,268
New Zealand (1.5%)
Fisher & Paykel Healthcare Corp., Ltd.	2,236,211	6,058
Warehouse Group Ltd.	3,340,979	14,024
		20,082
Norway (5.4%)
Eltek ASA (a)	839,095	8,228
Norske Skogindustrier ASA	1,281,906	19,268
Revus Energy ASA (a)	662,863	4,804
Schibsted ASA	1,085,581	32,601
Veidekke ASA	224,214	7,043
		71,944
South Korea (0.8%)
KT&G Corp.	182,590	11,095
Spain (0.8%)
Miquel y Costas & Miquel S.A.	330,400	9,950
Sweden (5.4%)
Billerud Uddeholm AB	794,429	12,087
Eniro AB	1,630,627	20,026
Micronic Laser Systems AB (a)	880,402	8,860
Saab AB, Class B	944,037	23,704
Swedish Match AB	470,950	7,664
		72,341
Switzerland (4.1%)
Bucher Industries AG (Registered)	89,467	8,514
Galenica Holding AG (Registered)	73,325	19,043
Schindler Holding AG	132,945	6,932
Sia Abrasives Holding AG	29,025	9,424
Zehnder Group AG, Class B	6,448	10,360
		54,273
United Kingdom (15.7%)
Britvic plc	5,937,691	25,765
Catlin Group Ltd.	1,456,903	13,039
Cattles plc	1,917,185	13,632
De La Rue plc	651,829	6,981
Devro plc	3,541,320	8,189
FKI plc	3,819,217	6,454
Luminar plc	1,604,388	17,048
Plusnet plc (a)	840,135	2,375
Premier Foods plc	4,223,545	21,015
RHM plc	4,682,968	24,397
Rotork plc	808,418	11,625
Spirax-Sarco Engineering plc	1,000,469	17,252
Stagecoach Group plc	5,613,883	13,349

William Hill plc	1,123,053	13,531
Wincanton plc	2,322,836	13,526
Total Common Stocks (Cost $1,098,029)		208,178
		1,300,975

	Face
	Amount
	(000)
Short-Term Investment (1.1%)
Repurchase Agreement (1.1%)
J.P. Morgan Securities, Inc., 5.25%,
dated 9/29/06, due 10/2/06,
repurchase price $14,257 (Cost $14,251) (f)	$14,251	14,251
Total Investments + (99.0%) (Cost $1,112,280)		1,315,226
Other Assets in Excess of Liabilities (1.0%)		13,920
Net Assets (100%)		$1,329,146

(a)	Non-income producing security.
(d)	Security was valued at fair value — At September 30, 2006, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(i)

Restricted security valued at fair value and not registered under the Securities Act of 1933. SCS Standard Computersysteme AG was acquired 4/04 and has a current cost basis of $0. At September 30, 2006, this security had a market value of $0, representing 0.0% of net assets.

(l)	Security has been deemed illiquid at September 30, 2006.
@	Face Amount/Value is less than $500.
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $1,112,280,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $202,946,000 of which $270,865,000 related to appreciated securities and $67,919,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
JPY	21,303	$180	10/2/06	USD	181	$18 1	1
NZD	21,996	14,359	10/2/06	USD	14,432	14,432	73
USD	40	40	10/2/06	JPY	4,668	40	@—
USD	39	39	10/3/06	EUR	31	39	@—
USD	1,011	1,011	10/3/06	HKD	7,879	1,011	@—
		$15,629				$15,703	$74

EUR	— Euro
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— United States Dollar

Morgan Stanley Institutional Fund, Inc.

Large Cap Relative Value Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (92.9%)
Aerospace (2.2%)
Northrop Grumman Corp.	39,450	$2,685
Raytheon Co.	60,420	2,901
		5,586
Automobiles (0.8%)
Honda Motor Co., Ltd. ADR	60,990	2,051
Banks: Outside New York City (1.8%)
Fifth Third Bancorp	52,590	2,002
PNC Financial Services Group, Inc.	35,570	2,577
		4,579
Beverages: Brewers (Wineries) (0.9%)
Diageo plc ADR	32,170	2,285
Beverages: Soft Drinks (1.6%)
Coca Cola Co. (The)	92,890	4,150
Biotechnology (0.5%)
Applera Corp. - Applied Biosystems Group	36,170	1,198
Chemicals (4.1%)
Bayer AG ADR	141,640	7,217
E.I. Du Pont de Nemours & Co.	71,730	3,073
		10,290
Communications & Media (4.3%)
Time Warner, Inc.	339,730	6,193
Viacom, Inc., Class B (a)	84,090	3,126
Walt Disney Co. (The)	53,530	1,655
		10,974
Communications Technology (1.1%)
Embarq Corp.	25,946	1,255
Motorola, Inc.	63,510	1,588
		2,843
Computer Services Software & Systems (2.3%)
Symantec Corp. (a)	272,740	5,804
Computer Technology (0.3%)
Hewlett-Packard Co.	23,379	858
Consumer Staples — Miscellaneous (0.2%)
Kimberly-Clark Corp.	7,960	520
Diversified Financial Services (10.8%)
Bank of America Corp.	64,479	3,454
Citigroup, Inc.	149,410	7,421
Goldman Sachs Group, Inc.	5,230	885
J.P. Morgan Chase & Co.	192,164	9,024
Merrill Lynch & Co., Inc.	57,410	4,491
State Street Corp.	32,770	2,045
		27,320
Drug & Grocery Store Chains (0.5%)
Safeway, Inc.	19,490	592
Supervalu, Inc.	22,060	654
		1,246
Drugs & Pharmaceuticals (15.7%)
Abbott Laboratories	114,960	5,582
Bristol-Myers Squibb Co.	178,270	4,443
Eli Lilly & Co.	103,390	5,893
GlaxoSmithKline plc ADR	46,020	2,450
Pfizer, Inc.	143,420	4,067
Roche Holding AG ADR	62,640	5,400
Sanofi-Aventis ADR	45,400	2,019
Schering-Plough Corp.	273,460	6,041
Wyeth	77,690	3,950
		39,845

Electronics: Semi-Conductors/Components (2.4%)
Intel Corp.	176,811	3,637
Micron Technology, Inc. (a)	137,590	2,394
		6,031
Energy Equipment (1.1%)
Schlumberger Ltd.	42,500	2,636
Financial — Miscellaneous (4.9%)
Freddie Mac	88,680	5,882
H & R Block, Inc.	11,100	241
Marsh & McLennan Cos., Inc.	184,850	5,204
MGIC Investment Corp.	5,190	311
PMI Group, Inc. (The)	17,760	778
		12,416
Foods (3.2%)
Cadbury Schweppes plc ADR	68,020	2,909
ConAgra Foods, Inc.	45,790	1,121
Kroger Co. (The)	26,920	623
Unilever N.V. (NY Shares)	138,960	3,410
		8,063
Insurance: Life (0.7%)
Cigna Corp.	15,820	1,840
Insurance: Multi-Line (2.4%)
Aegon N.V. (NY Registered Shares)	65,040	1,221
Hartford Financial Services Group, Inc.	28,940	2,510
XL Capital Ltd., Class A	32,660	2,244
		5,975
Insurance: Property & Casualty (3.5%)
Chubb Corp.	75,580	3,927
St. Paul Travelers Cos., Inc. (The)	105,605	4,952
		8,879
Manufacturing (2.0%)
Ingersoll Rand Co., Ltd., Class A	25,820	981
Siemens AG ADR	47,230	4,114
		5,095
Materials & Processing — Miscellaneous (1.0%)
Newmont Mining Corp.	61,570	2,632
Multi-Sector Companies (2.7%)
General Electric Co.	189,950	6,705
Oil: Integrated (3.7%)
BP plc ADR	7,480	491
ConocoPhillips	54,450	3,241
Exxon Mobil Corp.	25,810	1,732
Royal Dutch Shell plc ADR	58,880	3,892
		9,356
Radio & TV Broadcasters (1.4%)
Clear Channel Communications, Inc.	124,819	3,601
Retail (3.4%)
Amazon.Com, Inc. (a)	16,540	531
Kohl’s Corp. (a)	21,650	1,406
McDonald’s Corp.	34,910	1,366
Office Depot, Inc. (a)	28,220	1,120
Wal-Mart Stores, Inc.	85,760	4,230
		8,653
Securities Brokerage & Services (1.5%)
Charles Schwab Corp. (The)	203,820	3,648
Soaps & Household Chemicals (1.1%)
Procter & Gamble Co.	45,840	2,841
Tobacco (1.2%)
Altria Group, Inc.	40,670	3,113
Utilities: Cable TV & Radio (0.7%)
Comcast Corp., Class A (a)	44,480	1,639
Utilities: Electrical (3.6%)
American Electric Power Co., Inc.	65,310	2,375
Entergy Corp.	49,422	3,866
FirstEnergy Corp.	51,100	2,855
		9,096
Utilities: Telecommunications (5.3%)
France Telecom S.A. ADR	94,890	2,212

Sprint Nextel Corp.	308,165	5,285
Verizon Communications, Inc.	161,899	6,011
		13,508
Total Common Stocks (Cost $207,430)		235,276

	Face
	Amount
	(000)
Short-Term Investment (9.5%)
Repurchase Agreement (9.5%)
J.P. Morgan Securities, Inc., 5.25%,
dated 9/29/06, due 10/2/06,
repurchase price $23,931
(Cost $23,921) (f)	$23,921	23,921
Total Investments + (102.4%) (Cost $231,351)		259,197
Liabilities in Excess of Other Assets (-2.4%)		(5,970)
Net Assets (100%)		$253,227

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows:

Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipts
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $231,351,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $27,846,000 of which $31,235,000 related to appreciated securities and $3,389,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (100.3%)
Advertising Agencies (1.0%)
Focus Media Holding Ltd. ADR (a)	296,799	$17,191
Biotechnology Research & Production (1.0%)
Idexx Laboratories, Inc. (a)	189,197	17,243
Building: Cement (1.5%)
Texas Industries, Inc.	501,373	26,101
Communications & Media (1.3%)
CKX, Inc. (a)	1,214,027	15,115
FiberTower Corp. (a)	924,170	8,733
		23,848
Communications Technology (1.1%)
3Com Corp. (a)	1,997,550	8,809
GMarket, Inc. ADR (a)	808,083	11,758
		20,567
Computer Services Software & Systems (10.3%)
Baidu.com ADR (a)	108,988	9,541
Bankrate, Inc. (a)	382,290	10,154
Blackboard, Inc. (a)	667,380	17,686
Convera Corp. (a)	828,915	4,385
Equinix, Inc. (a)	785,937	47,235
IHS, Inc., Class B (a)	1,402,285	44,985
SkillSoft plc ADR (a)	5,078,929	32,454
Websense, Inc. (a)	834,613	18,036
		184,476
Consumer Electronics (1.1%)
CNET Networks, Inc. (a)	2,107,405	20,189
Consumer Staples — Miscellaneous (1.6%)
Peet’s Coffee & Tea, Inc. (a)	737,248	18,439
Spectrum Brands, Inc. (a)	1,247,564	10,529
		28,968
Diversified (1.1%)
Beacon Roofing Supply, Inc. (a)	978,432	19,803
Drugs & Pharmaceuticals (5.6%)
Adams Respiratory Therapeutics, Inc. (a)	441,007	16,136
Flamel Technologies ADR (a)	420,125	7,877
Gen-Probe, Inc. (a)	527,940	24,755
Medicis Pharmaceutical Corp., Class A	1,126,016	36,427
Noven Pharmaceuticals, Inc. (a)	603,101	14,547
		99,742
Education Services (4.9%)
Ambassadors Group, Inc.	1,186,639	33,558
Strayer Education, Inc.	505,565	54,707
		88,265
Electronics (0.4%)
Omnivision Technologies, Inc. (a)	469,385	6,698
Electronics: Medical Systems (0.7%)
Hologic, Inc. (a)	278,354	12,114
Electronics: Semi-Conductors/Components (2.0%)
Tessera Technologies, Inc. (a)	1,015,602	35,323
Energy — Miscellaneous (1.2%)
Quicksilver Resources, Inc. (a)	676,194	21,571
Engineering & Contracting Services (2.1%)
Grupo Aeroportuario del Sureste S.A. de CV ADR	1,107,526	37,656
Entertainment (1.1%)
Vail Resorts, Inc. (a)	502,765	20,121
Forest Products (0.7%)
Deltic Timber Corp.	267,734	12,760
Health Care — Miscellaneous (0.5%)
Visicu, Inc. (a)	927,033	8,315

Health Care Services (2.1%)
Stericycle, Inc. (a)	537,144	37,487
Homebuilding (4.1%)
Brookfield Homes Corp.	492,430	13,867
Desarrolladora Homex S.A. de C.V. ADR (a)	1,178,814	44,512
Meritage Homes Corp. (a)	354,371	14,745
		73,124
Hotel/Motel (2.1%)
Gaylord Entertainment Co. (a)	855,509	37,514
Household Furnishings (1.9%)
Select Comfort Corp. (a)	1,568,678	34,323
Industrial Products (0.7%)
Mueller Water Products, Inc. (a)	886,486	12,952
Investment Management Companies (3.4%)
Greenhill & Co., Inc.	899,213	60,265
Leisure Time (3.0%)
Pool Corp.	895,401	34,473
WMS Industries, Inc. (a)	690,855	20,180
		54,653
Machinery: Industrial/Specialty (0.7%)
Middleby Corp. (a)	157,516	12,138
Medical & Dental Instruments & Supplies (2.4%)
Techne Corp. (a)	839,160	42,680
Oil: Crude Producers (0.7%)
GMX Resources, Inc. (a)	424,239	13,317
Oil: Integrated Domestic (0.9%)
Delta Petroleum Corp. (a)	724,192	16,309
Printing & Copying Services (0.9%)
VistaPrint Ltd. (a)	621,546	16,123
Publishing — Miscellaneous (2.3%)
Morningstar, Inc. (a)	1,119,566	41,312
Real Estate Investment Trusts (REIT) (1.2%)
Consolidated-Tomoka Land Co.	38,388	2,463
Jones Lang LaSalle, Inc.	213,394	18,241
		20,704
Restaurants (5.0%)
BJ’s Restaurants, Inc. (a)	1,103,820	24,295
Chipotle Mexican Grill, Inc. (a)	493,911	24,532
P.F. Chang’s China Bistro, Inc. (a)	1,161,140	40,303
		89,130
Retail (12.1%)
AFC Enterprises, Inc. (a)	1,686,838	24,358
Blue Nile, Inc. (a)	1,236,683	44,953
Build-A-Bear Workshop, Inc. (a)	954,118	21,725
Citi Trends, Inc. (a)	667,832	23,047
Ctrip.com International Ltd. ADR	558,978	25,126
J Crew Group, Inc. (a)	1,099,354	33,058
Krispy Kreme Doughnuts, Inc. (a)	1,037,032	8,400
Pantry, Inc. (The) (a)	316,921	17,865
Tractor Supply Co. (a)	382,983	18,483
		217,015
Service Organizations (1.2%)
Steiner Leisure Ltd. (a)	492,430	20,707
Services: Commercial (8.5%)
Advisory Board Co. (The) (a)	1,070,938	54,104
Coinstar, Inc. (a)	561,180	16,151
Copart, Inc. (a)	727,695	20,514
CoStar Group, Inc. (a)	816,953	33,756
Macquarie Infrastructure Co. Trust	859,841	26,810
		151,335
Technology — Miscellaneous (0.4%)
Housevalues, Inc. (a)	1,140,247	6,659
Telecommunications Equipment (2.3%)
SBA Communications Corp., Class A (a)	1,703,540	41,447
Textile Apparel Manufacturers (0.8%)
Carter’s, Inc. (a)	560,342	14,787

Toys (1.4%)
Marvel Entertainment, Inc. (a)	1,019,515	24,611
Truckers (2.2%)
Landstar System, Inc.	944,465	40,329
Utilities: Telecommunications (0.8%)
IDT Corp., Class B (a)	961,491	13,865
Total Common Stocks (Cost $1,686,572)		1,793,737

	Face
	Amount
	(000)
Short-Term Investment (0.2%)
Repurchase Agreement (0.2%)
J.P. Morgan Securities, Inc., 5.25%,
dated 9/29/06, due 10/2/06,
repurchase price $3,478 (Cost $3,476) (f)	$3,476	3,476
Total Investments + (100.5%) (Cost $1,690,048)		1,797,213
Liabilities in Excess of Other Assets (-0.5%)		(9,305)
Net Assets (100%)		$1,787,908

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878.

The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.
ADR	American Depositary Receipts
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $1,690,048,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $107,165,000 of which $223,763,000 related to appreciated securities and $116,598,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Systematic Active Large Cap Core Portfolio

Portfolio of Investments

Third Quarter Report

September, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (95.2%)
Aerospace & Defense (3.2%)
Boeing Co. (The)	368	$29
General Dynamics Corp.	401	29
Lockheed Martin Corp.	406	35
Northrop Grumman Corp.	496	34
Raytheon Co.	373	18
United Technologies Corp.	814	51
		196
Air Freight & Logistics (0.9%)
FedEx Corp.	281	30
United Parcel Service, Inc., Class B	300	22
		52
Auto Components (0.4%)
Johnson Controls, Inc.	351	25
Automobiles (0.3%)
Oshkosh Truck Corp. (c)	366	18
Beverages (1.1%)
MGP Ingredients, Inc.	1,891	40
Pepsi Bottling Group, Inc.	726	26
		66
Biotechnology (1.9%)
Amgen, Inc.	468	34
Genentech, Inc. (a)	233	19
Gilead Sciences, Inc. (a)	392	27
ImClone Systems, Inc. (a)(c)	580	16
OSI Pharmaceuticals, Inc. (a)(c)	512	19
		115
Building Products (0.3%)
USG Corp. (a)(c)	352	17
Capital Markets (5.5%)
Bear Stearns Co., Inc.	372	52
E*Trade Group, Inc. (a)	975	23
Goldman Sachs Group, Inc.	503	85
Janus Capital Group, Inc.	936	19
Legg Mason, Inc.	192	20
Lehman Brothers Holdings, Inc.	966	71
Merrill Lynch & Co., Inc.	856	67
		337
Chemicals (0.0%)
Tronox, Inc. (c)	20	@—
Commercial Banks (4.1%)
Bank of America Corp.	2,637	141
BB&T Corp.	647	28
National City Corp.	475	18
Wachovia Corp.	734	41
Wells Fargo & Co.	636	23
		251
Communications Equipment (5.0%)
ADC Telecommunications, Inc.	1,152	17
Cisco Systems, Inc.	4,438	102
Comverse Technology, Inc. (a)	803	17
Corning, Inc. (a)	2,890	70
Motorola, Inc.	1,905	48
Qualcomm, Inc.	459	17
Tellabs, Inc. (a)	3,095	34
		305

Computers & Peripherals (2.9%)
Apple Computer, Inc.	240	19
Hewlett-Packard Co.	2,491	91
International Business Machines Corp.	522	43
Lexmark International Group, Inc. (a)	414	24
		177
Consumer Finance (0.9%)
American Express Co.	431	24
AmeriCredit Corp. (c)	552	14
Capital One Financial Corp.	209	16
		54
Diversified Financial Services (4.1%)
Chicago Mercantile Exchange Holdings, Inc.	54	26
CIT Group, Inc.	397	19
Citigroup, Inc.	2,048	102
J.P. Morgan Chase & Co.	1,870	88
Nasdaq Stock Market, Inc. (The) (a)	574	17
		252
Diversified Telecommunication Services (2.6%)
AT&T, Inc.	1,947	64
BellSouth Corp.	1,314	56
Verizon Communications, Inc.	1,115	41
		161
Electric Utilities (1.1%)
AES Corp. (The)	1,019	21
Exelon Corp.	383	23
Pepco Holdings, Inc. (c)	932	22
		66
Electronic Equipment & Instruments (1.0%)
Avnet, Inc.	860	17
Jabil Circuit, Inc.	1,015	29
Vishay Intertechnology, Inc. (a)	1,056	15
		61
Energy Equipment & Services (1.7%)
FMC Corp. (c)	264	17
Halliburton Co.	432	12
Nabors Industries Ltd.	408	12
National-Oilwell Varco, Inc. (a)	220	13
Rowan Cos., Inc.	387	12
Transocean, Inc.	270	20
Weatherford International Ltd.	427	18
		104
Food & Staples Retailing (2.4%)
Costco Wholesale Corp.
CVS Corp.	555	18
Kroger Co. (The)	975	22
Safeway, Inc.	1,031	31
Supervalu, Inc.	379	11
Wal-Mart Stores, Inc.	845	42
Whole Foods Market, Inc.	315	19
		143
Food Products (0.9%)
Archer-Daniels-Midland Co.	1,365	52
Health Care Equipment & Supplies (1.1%)
Advanced Medical Optics, Inc. (c)	446	18
Kinetic Concepts, Inc. (a)(c)	1,054	33
Thermo Electron Corp. (a)	469	18
		69
Health Care Providers & Services (4.3%)
Aetna, Inc.	380	15
Cardinal Health, Inc.	376	25
Express Scripts, Inc. (a)	249	19
Humana, Inc. (a)	715	47
Quest Diagnostics, Inc.	578	35
UnitedHealth Group, Inc.	1,286	63
Wellpoint Health Networks, Inc. (a)	726	56
		260

Hotels, Restaurants & Leisure (1.7%)
Darden Restaurants, Inc.	424	18
Harrah’s Entertainment, Inc.	257	17
Marriott International, Inc., Class A	614	24
Sonic Corp. (a)(c)	717	17
Starbucks Corp. (a)	449	15
Starwood Hotels & Resorts Worldwide, Inc.	269	15
		106
Hotels, Restaurants & Leisure (0.6%)
Cheesecake Factory, Inc. (c)	696	19
Panera Bread Co. (a)(c)	323	19
		38
Household Durables (0.6%)
Tempur-Pedic International, Inc. (a)(c)	1,199	20
Whirlpool, Inc.	162	14
		34
Household Products (1.5%)
Colgate-Palmolive Co.
Energizer Holdings, Inc. (a)	238	17
Hansen Natural Corp. (a)(c)	558	18
Procter & Gamble Co.	909	57
		92
Industrial Conglomerates (2.2%)
General Electric Co.	3,062	108
Tyco International Ltd.	853	24
		132
Information Technology Services (1.3%)
Checkfree Corp. (c)	463	19
Computer Sciences Corp. (a)	237	11
Convergys Corp. (a)	1,146	24
Fiserv, Inc. (a)	483	23
		77
Insurance (4.0%)
American Financial Group, Inc. (c)	530	25
American International Group, Inc.	783	52
Archstone-Smith Trust REIT	432	23
Chubb Corp.	710	37
Commerce Group, Inc. (c)	540	16
Loews Corp.	903	34
Prudential Financial, Inc.	335	26
St. Paul Travelers Cos., Inc. (The)	609	29
		242
Internet & Catalog Retail (0.8%)
eBay, Inc. (a)	1,151	33
Expedia, Inc. (a)(c)	1,088	17
		50
Internet Software & Services (0.5%)
VeriSign, Inc. (a)(c)	903	18
Yahoo!, Inc. (a)	482	12
		30
Machinery (2.3%)
Caterpillar, Inc.	321	21
Danaher Corp.	121	8
Deere & Co.	436	37
Eaton Corp.	100	7
Ingersoll Rand Co., Ltd. Class A	486	18
JLG Industries, Inc.	891	18
Joy Global, Inc.	412	16
Timken Co. (c)	446	13
		138
Media (2.0%)
Comcast Corp. (a)	1,043	38
Meredith Corp.	282	14
News Corp.	1,477	29
Time Warner, Inc.	755	14
Walt Disney Co. (The)	765	24
		119

Metals & Mining (1.6%)
Alcan, Inc.	369	15
Alcoa, Inc.	319	9
Phelps Dodge Corp.	312	26
Rio Tinto plc ADR	83	16
Southern Copper Corp. (c)	163	15
United States Steel LLC	302	17
		98
Multi-Utilities (0.5%)
Duke Energy Corp.	946	29
Multiline Retail (1.9%)
Federated Department Stores, Inc.	982	42
J.C. Penney Co., Inc.	671	46
Nordstrom, Inc. (c)	658	28
		116
Oil, Gas & Consumable Fuels (8.0%)
Amerada Hess Corp.	714	29
Anadarko Petroleum Corp.	726	32
Chesapeake Energy Corp. (c)	402	12
Chevron Corp.	908	59
ConocoPhillips	1,006	60
Devon Energy Corp.	236	15
Exxon Mobil Corp.	2,484	167
Marathon Oil Corp.	288	22
Monsanto Co.	698	33
Overseas Shipholding Group, Inc. (c)	284	17
Tesoro Corp.	251	14
Valero Energy Corp.	444	23
		483
Personal Products (0.4%)
Estee Lauder Cos., Inc. (The)	543	22
Pharmaceuticals (4.5%)
Abbott Laboratories	385	19
Johnson & Johnson	877	57
Merck & Co., Inc.	1,795	75
Mylan Laboratories, Inc.	719	15
Pfizer, Inc.	2,333	66
Schering-Plough Corp.	594	13
Wyeth	576	29
		274
Real Estate (0.3%)
CapitalSource, Inc.	645	17
Road & Rail (1.9%)
Burlington North Santa Fe Corp.	610	45
CSX Corp.	1,184	39
Norfolk Southern Corp.	663	29
		113
Semiconductors & Semiconductor Equipment (2.8%)
Applied Materials, Inc.	1,031	18
ASML Holding N.V. (NY Shares) (c)	765	18
Broadcom Corp., Class A	553	17
Freescale Semiconductor, Inc., Class B (a)	722	27
Intel Corp.	1,597	33
Novellus Systems, Inc. (a)(c)	200	6
PMC-Sierra, Inc. (a)(c)	2,752	16
Texas Instruments, Inc.	575	19
Xilinx, Inc.	740	16
		170
Software (2.4%)
Autodesk, Inc.	415	14
Microsoft Corp.	2,741	75
Parametric Technology Corp. (a)	1,012	18
Reynolds & Reynolds Co. (The) (c)	552	22
Synopsys, Inc. (a)	748	15
		144

Specialty Retail (3.4%)
Abercrombie & Fitch Co.	252	18
American Eagle Outfitters (c)	981	43
AMR Corp.	796	18
Barnes & Noble, Inc.	481	18
Chico’s FAS, Inc. (c)	688	15
Continental Airlines, Inc., Class B (a)(c)	686	20
Home Depot, Inc.	410	15
Men’s Wearhouse, Inc. (c)	413	15
Office Depot, Inc. (a)	388	15
Staples, Inc.	625	15
Urban Outfitters, Inc. (a)(c)	985	17
		209
Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	536	18
Polo Ralph Lauren Corp. (c)	308	20
		38
Thrifts & Mortgage Finance (1.2%)
IndyMac Bancorp, Inc. (c)	339	14
MGIC Investment Corp.	335	20
Radian Group, Inc. (c)	349	21
Washington Mutual, Inc.	456	20
		75
Tobacco (2.2%)
Altria Group, Inc.	976	75
Loews Corp. — Carolina Group	424	24
Reynolds American, Inc.	570	35
		134
Trading Companies & Distributors (0.2%)
WESCO International, Inc. (a)	238	14
Total Common Stocks (Cost $5,649)		5,775

	Face
	Amount
	(000)
Short-Term Investments (16.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (11.2%)
Alliance & Leicester plc, 5.32%, 10/10/06 (h)	$17	17
AmSouth Bank, 5.30%, 10/2/06 (h)	34	34
Bancaja, 5.37%, 1/19/07 (h)	9	9
Bank of America Corp.,
5.31%, 10/2/06 (h)	4	4
5.32%, 10/2/06 (h)	27	27
Bank of New York Co., Inc. 5.32%, 10/10/06 (h)	8	8
Bear Stearns & Co., Inc.,
5.37%, 10/16/06 (h)	17	17
5.44%, 10/2/06 (h)	17	17
BNP Paribas plc, 5.36%, 11/20/06 (h)	17	17
CIC, N.Y., 5.31%, 10/5/06 (h)	12	12
Ciesco LLC, 5.30%, 10/10/06	8	8
Dekabank Deutsche Girozentrale, 5.51%, 10/19/06 (h)	17	17
Deutsche Bank Securities, Inc., 5.40%, 10/2/06	105	105
Dexia Bank, New York, 5.33%, 10/2/06 (h)	17	17
Five Finance, Inc., 5.33%, 10/2/06 (h)	17	17
Goldman Sachs Group, Inc.,
5.38%, 10/16/06 (h)	8	8
5.49%, 10/2/06 (h)	16	16
HSBC Finance Corp., 5.32%, 10/6/06 (h)	8	8
Liberty Lighthouse US Capital, 5.33%, 10/2/06 (h)	8	8
Manufacturers & Traders,
5.31%, 10/30/06 (h)	5	5
5.32%, 10/19/06 (h)	34	34
Merrill Lynch & Co, 5.46%, 10/26/06 (h)	9	9
Natexis Banques Populaires, New York, 5.35%, 10/2/06 (h)	8	8
National City Bank Cleveland,
5.32%, 10/2/06 (h)	24	24

National Rural Utilities Cooperative Finance Corp., 5.32%, 10/2/06 (h)	34	34
Nationwide Building Society, 5.42%, 12/28/06 (h)	20	20
Newport Funding Corp., 5.33%, 10/2/06	17	17
Nordea Bank, New York, 5.31%, 10/2/06 (h)	25	25
Norinchukin Bank, New York,
5.31%, 10/10/06	8	8
5.33%, 11/1/06	17	17
Rhein-Main Securitisation Ltd.,
5.30%, 10/5/06	12	12
5.30%, 10/20/06	3	3
Scaldis Capital LLC, 5.29%, 10/20/06	17	17
Skandi New York, 5.32%, 10/10/06 (h)	17	17
SLM Corp., 5.33%, 10/20/06 (h)	17	17
Ticonderoga Funding LLC, 5.29%, 10/25/06	3	3
Unicredito Italiano Bank (Ireland) plc, 5.34%, 10/10/06 (h)	12	12
Wells Fargo Bank N.A.,
5.30%, 10/2/06 (h)	3	3
5.31%, 10/2/06 (h)	25	25
		676
Repurchase Agreement (4.9%)
J.P.Morgan Securities, Inc., 5.25%,
dated 9/29/06, due 10/2/06,
repurchase price $298 (f)	$298	298
Total Short-Term Investments (Cost $974)		974
Total Investments + (111.3%) (Cost $6,623) — including $655 of Securities Loaned		6,749
Liabilities in Excess of Other Assets (-11.3%)		(683)
Net Assets (100%)		$6,066

(a)                                  Non-income producing security.

(c)                                  All or a portion of security on loan at September 30, 2006. At September 30, 2006 the Portfolio had loaned securities with a total value of $655,000. This was secured by collateral of $676,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878.  The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                 Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2006.

@                                    Face Amount/Value is less than $500.

ADR                     American Depositary Receipts

REIT                     Real Estate Investment Trust

+                                         At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $6,623,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $126,000 of which $323,000 related to appreciated securities and $197,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
E-Mini S&P 500 (United States)	4	$269	Dec-06	$6

Morgan Stanley Institutional Fund, Inc.

Systematic Active Small Cap Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2006 (unaudited)

		Value
	Shares	(000)
Common Stock (96.5%)
Advertising Agencies (0.6%)
InVentive Health, Inc. (a)(c)	753	$24
Sitel Corp. (a)(c)	4,545	14
		38
Aerospace/Defense-Equipment (0.2%)
MTC Technologies, Inc. (a)(c)	491	12
Agriculture Fishing & Ranching (0.6%)
Gold Kist, Inc. (a)	1,785	37
Air Transport (1.5%)
AAR Corp. (a)(c)	1,482	35
Alaska Air Group, Inc. (a)	709	27
Bristow Group, Inc. (a)	536	19
Republic Airways Holdings, Inc. (a)	795	12
		93
Aluminum (0.6%)
Aleris International, Inc. (a)	780	39
Auto Parts: After Market (0.6%)
Commercial Vehicle Group, Inc. (a)(c)	515	10
Keystone Automotive Industries, Inc. (a)(c)	492	19
Superior Industries International, Inc. (c)	630	10
		39
Auto Parts: Original Equipment (0.1%)
Noble International, Ltd.	304	4
Automobiles (0.5%)
Navistar International Corp. (a)	1,187	31
Banks: Outside New York City (6.2%)
Bankfirst Corp.	286	13
Centennial Bank Holdings, Inc. (a)(c)	3,568	35
Citizens First Bancorp, Inc. (c)	253	6
City Holding Co.	879	35
First Bancorp North Carolina (c)	257	5
First Bancorp Puerto Rico	1,264	14
First Source Corp.	342	10
Flag Financial Corp. (c)	2,075	52
Greene County Bancshares, Inc. (c)	1,025	38
Harleysville National Corp. (c)	1,164	23
Heartland Financial USA, Inc. (c)	231	6
Oriental Financial Group (c)	2,796	33
Peoples Bancorp, Inc.	401	12
SCBT Financial Corp. (c)	201	8
Simmons First National Corp.	476	14
Sun Bancorp, Inc. New Jersey (a)(c)	633	12
Susquehanna Bancshares, Inc. (c)	982	24
Umpqua Holdings Corp.	1,405	40
		380
Biotechnology Research & Production (2.1%)
Applera Corp. — Celera Genomics Group (a)	2,678	37
Digene Corp. (a)(c)	905	39
Genitope Corp. (a)	693	2
Martek Biosciences Corp. (a)(c)	1,216	26
Neurocrine Biosciences, Inc. (a)	249	3
Rigel Pharmaceuticals, Inc. (a)(c)	619	7
Savient Pharmaceuticals, Inc. (a)	1,686	11
		125
Building Materials (1.3%)
Ameron International Corp. (c)	317	21
BlueLinx Holdings, Inc.	761	7
Building Material Holding Corp. (c)	452	12
NCI Building Systems, Inc. (a)(c)	626	37
		77
Building: Miscellaneous (0.2%)
Comfort Systems USA, Inc. (c)	821	9
Casinos & Gambling (0.1%)
Magna Entertainment Co. (a)(c)	1,095	5

Chemicals (0.8%)
Polyone Corp. (a)(c)	2,656	22
Rockwood Holdings, Inc. (a)	1,020	21
Stepan Co.	216	6
		49
Commercial Information Services (0.4%)
CMGI, Inc. (a)	21,825	23
Communications & Media (0.5%)
24/7 Media, Inc. (a)(c)	3,625	31
Communications Technology (1.9%)
3Com Corp. (a)	5,808	25
Black Box Corp.	684	27
Cogent Communications Group, Inc. (a)	1,279	15
Netgear, Inc. (a)(c)	1,085	22
UTstarcom, Inc. (a)(c)	3,122	28
		117
Computer Services Software & Systems (3.3%)
CACI International, Inc., Class A (a)	428	23
COMSYS IT Partners, Inc. (a)	476	8
Informatica Corp. (a)	2,248	31
Integral Systems, Inc. (c)	283	9
JDA Software Group, Inc. (a)	833	13
Mantech International Corp., Class A (a)(c)	481	16
Mapinfo Corp. (a)	200	3
MicroStrategy, Inc. (a)	240	24
Parametric Technology Corp. (a)	1,950	34
Progress Software Corp. (a)(c)	835	22
Schawk, Inc. (c)	676	12
Stellex, Inc. (c)	709	8
		203
Computer Technology (2.6%)
Hutchinson Technology, Inc. (a)(c)	607	13
Imation Corp.	580	23
Intergraph Corp. (a)	777	33
Komag, Inc. (a)(c)	1,381	44
Palm, Inc. (a)	3,258	48
		161
Construction (0.4%)
Dycom Industries, Inc. (a)	1,082	23
Consumer Electronics (0.7%)
Earthlink, Inc. (a)	4,666	34
Ipass, Inc. (a)(c)	1,735	8
		42
Consumer Products (0.7%)
CNS, Inc. (c)	452	13
Matthews International Corp. (c)	798	29
		42
Consumer Staples — Miscellaneous (1.5%)
American Greetings Corp. Class A	1,626	37
CSS Industries, Inc.	595	18
Nashua Corp. (a)	762	5
Prestige Brands, Inc. (a)	3,020	34
		94
Containers & Packaging: Paper & Plastic (0.3%)
Myers Industries, Inc. (c)	1,042	18
Copper (0.4%)
Mueller Industries, Inc.	710	25
Cosmetics (0.1%)
Parlux Fragrances, Inc. (a)(c)	490	3
Diversified Financial Services (2.2%)
Euronet Worldwide, Inc. (a)(c)	764	19
First Niagara Financial Group, Inc.	3,857	56
Knight Capital Group, Inc. (a)	3,194	58
		133
Drug & Grocery Store Chains (0.1%)
Ingles Markets, Inc.	280	7
Drugs & Pharmaceuticals (1.7%)
Hi—Tech Pharmacal Co., Inc. (a)(c)	1,293	16
Perrigo Co. (c)	1,816	31
Valeant Pharmaceuticals International	2,928	58
		105
Electrical Equipment & Components (0.7%)
Greatbatch, Inc. (a)	512	11
Technitrol, Inc.	1,060	32
		43

Electronics (0.3%)
Multi-Fineline Electronix, Inc. (a)(c)	499	13
Omnivision Technologies, Inc. (a)(c)	521	7
		20
Electronics: Instruments Gauges & Meters (0.4%)
Itron, Inc. (a)(c)	329	18
Tech/Ops Sevcon, Inc.	1,004	7
		25
Electronics: Medical Systems (1.0%)
Datascope Corp.	384	13
Illumina, Inc. (a)(c)	956	32
Zoll Medical Corp. (a)	368	13
		58
Electronics: Semi-Conductors/Components (2.3%)
Amkor Technology, Inc. (a)(c)	3,889	20
Genesis Microchip, Inc. (a)(c)	1,056	12
IXYS Corp. (a)(c)	1,404	12
ON Semiconductor Corp. (a)	4,280	25
Plexus Corp. (a)	704	14
Silicon Storage Technology, Inc. (a)(c)	8,973	37
Skyworks Solutions, Inc. (a)	4,325	22
		142
Electronics: Technology (0.7%)
Checkpoint Systems, Inc. (a)	1,319	22
EDO Corp. (c)	635	14
Zygo Corp. (a)(c)	542	7
		43
Energy — Miscellaneous (1.4%)
Alon Usa Energy, Inc.	579	17
Callon Petroleum Co. (a)	675	9
Giant Industries, Inc. (a)	266	22
Harvest Natural Resources, Inc. (a)	877	9
Mariner Energy, Inc. (a)	454	8
Swift Energy Co. (a)	418	18
		83
Engineering & Contracting Services (0.4%)
Washington Group International, Inc.	452	27
Entertainment (0.6%)
Carmike Cinemas, Inc. (c)	202	3
Take-Two Interactive Software, Inc. (a)(c)	2,433	35
		38
Finance Companies (0.7%)
Accredited Home Lenders Holding Co. (a)(c)	620	22
Asta Funding, Inc. (c)	481	18
		40
Financial Data Processing Services & Systems (0.6%)
eFunds Corp. (a)(c)	629	15
John H. Harland Co.	505	19
		34
Financial — Miscellaneous (1.2%)
Advanta Corp., Class B (c)	959	35
Federal Agricultural Mortgage Corp.	213	6
Sotheby’s (c)	654	21
Stifel Financial Corp. (a)(c)	247	8
		70
Foods (0.8%)
Chiquita Brands International, Inc.	2,199	30
Premium Standard Farms, Inc.	734	14
Tiens Biotech Group U.S.A, Inc. (a)	1,461	4
		48
Forms & Bulk Printing Services (0.2%)
Ennis, Inc. (c)	699	15
Health Care Facilities (1.1%)
Psychiatric Solutions, Inc. (a)	1,833	63
VistaCare, Inc., Class A (a)	427	4
		67
Health Care — Miscellaneous (0.7%)
Andrx Corp. (a)	1,457	36
Medical Action Industries, Inc. (a)(c)	293	8
		44
Health Care Management Services (1.1%)
Molina Healthcare, Inc. (a)	564	20
Pediatrix Medical Group, Inc. (a)	230	11
Sierra Health Services, Inc. (a)	213	8
Vital Images, Inc. (a)(c)	800	25
		64

Health Care Services (0.4%)
Bio-Reference Labs, Inc. (a)(c)	1,000	22
Homebuilding (0.9%)
Hanover Compressor Co. (a)(c)	1,788	32
WCI Communities, Inc. (a)(c)	1,140	20
		52
Hotel/Motel (0.1%)
Multimedia Games, Inc. (a)(c)	594	5
Household Furnishings (0.4%)
Hooker Furniture Corp.	361	5
La-Z-Boy, Inc. (c)	1,115	16
Lifetime Brands, Inc. (c)	228	4
		25
Insurance: Life (0.0%)
Kansas City Life Insurance Co. (c)	49	2
Insurance: Multi-Line (0.1%)
Independence Holding Co.	129	3
Insurance: Property & Casualty (1.9%)
Affirmative Insurance Holdings, Inc.	351	5
Commerce Group, Inc.	978	30
Infinity Property & Casualty Corp.	635	26
Ohio Casualty Corp.	1,197	31
Selective Insurance Group	481	25
		117
Investment Management Companies (1.5%)
Apollo Investment Corp.	2,209	45
Capital Southwest Corp. (c)	126	15
Friedman Billings Ramsey & Co. REIT	3,537	28
Gladstone Capital Corp. (c)	248	6
		94
Leisure Time (0.1%)
Steinway Musical Instruments (a)	142	4
Machinery & Engineering (0.4%)
Applied Industrial Technologies, Inc.	1,090	27
Machinery: Construction & Handling (0.2%)
Manitowoc Co., Inc. (The)	323	15
Machinery: Engines (0.5%)
Briggs & Stratton Corp.	1,033	28
Machinery: Industrial/Specialty (0.6%)
EnPro Industries, Inc. (a)(c)	798	24
Kadant, Inc. (a)(c)	388	10
		34
Machinery: Oil Well Equipment & Services (1.8%)
Lufkin Industries, Inc.	330	17
Maverick Tube Corp. (a)	872	57
Oceaneering International, Inc. (a)	410	13
Oil States International, Inc. (a)	774	21
		108
Manufactured Housing (0.2%)
Skyline Corp.	288	11
Manufacturing (0.6%)
Acuity Brands, Inc.	759	34
Materials & Processing — Miscellaneous (0.7%)
Rogers Corp. (a)(c)	462	28
USEC, Inc.	1,526	15
		43
Medical & Dental Instruments & Supplies (2.4%)
ICU Medical, Inc. (a)	307	14
Inverness Medical Innovations, Inc. (a)(c)	1,072	37
Meridian Bioscience, Inc. (c)	619	15
Sonic Innovations, Inc. (a)	820	3
STERIS Corp.	1,731	42
Viasys Healthcare, Inc. (a)	925	25
Young Innovations, Inc.	256	9
		145
Medical Services (0.4%)
Magellan Health Services, Inc.	621	26
Metal Fabricating (1.6%)
Commercial Metals Co.	640	13
Encore Wire Corp. (a)(c)	556	20
Lone Star Technologies, Inc. (a)	447	21
Quanex Corp.	680	21
Ryerson, Inc. (c)	952	21
		96

Multi-Sector Companies (0.3%)
Sequa Corp. (a)	210	20
Office Furniture & Business Equipment (0.5%)
Ikon Office Solutions, Inc.	2,348	32
Oil: Crude Producers (0.9%)
Comstock Resources, Inc. (a)	746	20
Edge Petroleum Corp. (a)	595	10
Endeavour International Corp. (a)	1,546	4
Stone Energy Corp. (a)	474	19
		53
Paper (0.6%)
Albany International Corp.	693	22
Rock-Tenn Co. (c)	866	17
		39
Power Transmission Equipment (0.6%)
Regal-Beloit Corp.	791	34
Production Technology Equipment (1.2%)
Credence Systems Corp. (a)(c)	11,340	32
Emcore Corp. (a)(c)	3,000	18
Mattson Technology, Inc. (a)(c)	1,433	12
Varian Semiconductor Equipment Associates, Inc. (a)	338	12
		74
Publishing: Miscellaneous (0.7%)
Scholastic Corp. (a)	1,365	43
Real Estate Investment Trusts (REIT) (6.9%)
Aames Investment Corp. REIT	3,374	12
Ashford Hospitality Trust, Inc. REIT	1,069	13
BioMed Realty Trust, Inc. REIT	987	30
Equity One, Inc. REIT (c)	1,719	41
First Industrial Realty Trust, Inc. REIT	1,095	48
Franklin Street Properties Corp. REIT (c)	1,799	36
Highland Hospitality Corp. REIT	1,020	15
Innkeepers USA Trust REIT (c)	2,296	37
KKR Financial Corp., Class A REIT	1,940	47
RAIT Investment Trust REIT (c)	1,137	33
Redwood Trust, Inc. REIT (c)	715	36
Sunstone Hotel Investors, Inc. REIT (c)	1,387	41
Tarragon Corp. (c)	850	9
Winston Hotels, Inc. REIT	1,849	23
		421
Restaurants (2.8%)
CBRL Group, Inc.	659	26
Jack In the Box, Inc. (a)	875	46
Lone Star Steakhouse & Saloon, Inc. (c)	1,222	34
O’Charleys, Inc. (a)	699	13
Rare Hospitality International, Inc. (a)	545	17
Ruby Tuesday, Inc. (c)	609	17
Ryan’s Restaurant Group, Inc. (a)	1,001	16
		169
Retail (6.8%)
Big Lots, Inc. (a)	2,459	49
Bon-Ton Stores, Inc. (c)	256	8
Cato Corp.	1,674	37
Central Garden & Pet Co. (a)	428	21
Charlotte Russe Holding, Inc. (a)	780	21
Charming Shoppes, Inc. (a)(c)	1,205	17
Childrens Place Retail Stores, Inc. (The) (a)(c)	758	48
Conn’s, Inc. (a)(c)	573	12
Dress Barn, Inc. (a)(c)	878	19
Global Imaging Systems, Inc. (a)(c)	1,270	28
Lawson Products, Inc.	228	10
Men’s Wearhouse, Inc.	1,088	40

Pantry, Inc. (The) (a)	345	19
Priceline.com, Inc. (a)(c)	1,220	45
Stein Mart, Inc. (c)	1,451	22
Tween Brands, Inc. (a)	552	21
		417
Rental & Leasing Services: Consumer (0.5%)
Amerco, Inc. (a)(c)	447	33
Savings & Loan (2.4%)
BFC Financial Corp. (a)(c)	997	6
FirstFed Financial Corp. (a)(c)	638	36
ITLA Capital Corp.	109	6
Kearny Financial Corp. (c)	2,733	42
KNBT Bancorp, Inc. (c)	755	12
Sterling Financial Corp.	1,368	44
		146
Services: Commercial (3.6%)
AMN Healthcare Services, Inc. (a)(c)	666	16
BearingPoint, Inc. (a)	3,627	28
Kelly Services, Inc., Class A	860	24
Live Nation, Inc. (a)	1,814	37
Monroe Muffler Brake, Inc.	404	14
MPS Group, Inc. (a)	1,177	18
PHH Corp. (a)	1,094	30
Unifirst Corp. (c)	277	9
Volt Information Sciences, Inc. (a)(c)	626	22
World Fuel Services Corp. (c)	477	19
		217
Shipping (0.1%)
Maritrans, Inc.	202	7
Shoes (0.1%)
Shoe Carnival, Inc. (a)	333	8
Steel (0.7%)
AK Steel Holding Corp. (a)(c)	1,688	21
Schnitzer Steel Industries, Inc.	443	14
Wheeling—Pittsburgh Corp. (a)(c)	609	10
		45
Telecommunications Equipment (0.8%)
C-COR., Inc. (a)	1,086	9
Mastec, Inc. (a)(c)	1,335	15
Powerwave Technologies, Inc. (a)(c)	1,592	13
Symmetricom, Inc. (a)(c)	1,177	9
		46
Textile Apparel Manufacturers (0.5%)
Kellwood Co. (c)	604	17
Warnaco Group, Inc. (a)(c)	600	12
		29
Truckers (1.0%)
Arkansas Best Corp. (c)	237	10
Old Dominion Freight Line (a)(c)	592	18
PAM Transportation Services (a)	321	8
Quality Distribution, Inc. (a)(c)	1,460	22
		58
Utilities: Electrical (2.0%)
Idacorp, Inc.	700	26
PNM Resources, Inc.	901	25
Unisource Energy Corp.	592	20
Westar Energy, Inc.	2,260	53
		124
Utilities: Gas Distributors (1.2%)
Laclede Group, Inc.(The)	579	19
New Jersey Resources Corp. (c)	388	19
Northwestern Corp.	520	18
WGL Holdings, Inc.	618	19
		75
Utilities: Telecommunications (0.3%)
CT Communications, Inc. (c)	469	10
North Pittsburgh Systems, Inc. (c)	422	11
		21
Wholesale & International Trade (0.4%)
Central European Distribution Corp. (a)	1,003	24
Wholesalers (0.4%)
United Stationers, Inc. (a)	573	27
Total Common Stocks (Cost $6,119)		5,879

	Face
	Amount
	(000)
Short-Term Investments (35.1%)
Short-Term Debt Securities held as Collateral on Loaned Securities (31.4%)
Alliance & Leicester plc, 5.32%, 10/10/06 (h)	$48	48
AmSouth Bank, 5.30%, 10/2/06 (h)	96	96
Bancaja, 5.37%, 1/19/07 (h)	24	24
Bank of America Corp.,
5.31%, 10/2/06 (h)	11	11
5.32%, 10/2/06 (h)	76	76
Bank of New York Co., Inc. 5.32%, 10/10/06 (h)	24	24
Bear Stearns & Co., Inc.,
5.37%, 10/16/06 (h)	48	48
5.44%, 10/2/06 (h)	48	48
BNP Paribas plc, 5.36%, 11/20/06 (h)	48	48
CIC, N.Y., 5.31%, 10/5/06	33	33
Ciesco LLC, 5.30%, 10/10/06	22	22
Dekabank Deutsche Girozentrale, 5.51%,10/19/06 (h)	49	49
Deutsche Bank Securities, Inc., 5.40%,10/2/06	296	296
Dexia Bank, New York, 5.33%, 10/2/06 (h)	48	48
Five Finance, Inc., 5.33%, 10/2/06 (h)	48	48
Goldman Sachs Group, Inc.,
5.38%, 10/16/06 (h)	24	24
5.49%, 10/2/06 (h)	45	45
HSBC Finance Corp., 5.32%, 10/6/06 (h)	24	24
Liberty Lighthouse US Capital, 5.33%, 10/2/06 (h)	24	24
Manufacturers & Traders Trust Co.,
5.31%, 10/30/06 (h)	14	14
5.32%, 10/19/06 (h)	96	96
Merrill Lynch & Co, 5.46%, 10/26/06 (h)	25	25
Natexis Banques Populaires, New York, 5.35%, 10/2/06 (h)	24	24
National City Bank Cleveland,
5.32%, 10/2/06 (h)	69	69
National Rural Utilities Cooperative Finance Corp., 5.32%, 10/2/06 (h)	96	96
Nationwide Building Society, 5.42%, 12/28/06 (h)	55	55
Newport Funding Corp., 5.33%, 10/2/06	47	47
Nordea Bank, New York, 5.31%, 10/2/06 (h)	71	71
Norinchukin Bank, New York,
5.31%, 10/10/06	24	24
5.33%, 11/1/06	48	48
Rhein-Main Securitisation Ltd.,
5.30%, 10/5/06	34	34
5.30%, 10/20/06	10	10
Scaldis Capital LLC, 5.29%, 10/20/06	48	48
Skandi N.Y., 5.32%, 10/10/06 (h)	48	48
SLM Corp., 5.33%, 10/20/06 (h)	48	48
Ticonderoga Funding LLC, 5.29%, 10/25/06	10	10
Unicredito Italiano Bank (Ireland) plc, 5.34%,10/10/06 (h)	33	33
Wells Fargo Bank N.A.,
5.30%, 10/2/06 (h)	10	10
5.31%, 10/2/06 (h)	71	71
		1,917
Repurchase Agreement (3.7%)
J.P. Morgan Securities, Inc., 5.25%,
dated 9/29/06, due 10/2/06,
repurchase price $224 (f)	224	224
Total Short—Term Investments (Cost $2,141)		2,141
Total Investments + (131.6%) (Cost $8,260) — including $1,852 of Securities Loaned		8,020
Liabilities in Excess of Other Assets (-31.6%)		(1,927)
Net Assets (100%)		6,093

(a)                                  Non-income producing security.

(c)                                  All or a portion of security on loan at September 30, 2006. At September 30, 2006, the Portfolio had loaned securities with a total value of $1,852,000. This was secured by collateral of $1,917,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000.  The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878.  The investments in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                 Variable/Float Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2006

REIT                     Real Estate Investment Trust

+                                         At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $8,260,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $240,000 of which $288,000 related to appreciated securities and $528,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of		Expiration	(Depreciation)
	Contracts	Value (000)	Date	(000)
Long:
E-Mini Russell 2000
(United States)	2	$146	Dec-06	$3

Morgan Stanley Institutional Fund, Inc.

Systematic Active Small Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (92.3%)
Advertising Agencies (0.1%)
Sitel Corp. (a)(c)	2,714	$8
Air Transport (1.6%)
AAR Corp. (a)(c)	1,213	29
Alaska Air Group, Inc. (a)	777	30
ExpressJet Holdings, Inc. (a)	1,786	11
Skywest, Inc.	1,213	30
		100
Aluminum (0.9%)
Aleris International, Inc. (a)	808	41
Century Aluminum Co. (a)(c)	420	14
		55
Auto Parts: After Market (1.5%)
Accuride Corp. (a)	991	11
Keystone Automotive Industries, Inc. (a)(c)	800	30
Navistar International Corp. (a)	1,867	48
		89
Auto Parts: Original Equipment (0.4%)
Noble International Ltd.	310	4
Sauer-Danfoss, Inc. (c)	939	22
		26
Banks: Outside New York City (3.0%)
International Bancshares Corp.	577	17
Investors Bancorp, Inc. (a)	2,293	35
MB Financial Corp. (c)	998	37
Northern Empire Bancshares (a)(c)	246	7
Placer Sierra Bancshares (c)	58	1
Southside Bancshares, Inc. (c)	264	7
SVB Financial Group (a)(c)	742	33
USB Holdings Co., Inc. (c)	451	10
Wintrust Financial Corp. (c)	766	38
		185
Biotechnology Research & Production (2.7%)
Albany Molecular Research, Inc. (a)	1,823	17
Arthrocare Corp. (a)(c)	48	2
Digene Corp. (a)	1,163	50
Idenix Pharmaceuticals, Inc. (a)	5,016	49
Martek Biosciences Corp. (a)	1,221	26
Monogram Biosciences, Inc. (a)(c)	3,275	5
Neurocrine Biosciences, Inc. (a)	265	3
PRA International (a)(c)	661	18
		170
Building Materials (0.2%)
NCI Building Systems, Inc. (a)	232	14
Building: Plumbing & Heating (0.5%)
Interline Brands, Inc. (a)(c)	1,147	28
Casinos & Gambling (0.5%)
Aztar Corp. (a)	432	23
MTR Gaming Group, Inc. (a)(c)	611	6
		29
Chemicals (0.1%)
Cabot Microelectronics Corp. (a)	162	5
Coal (0.6%)
Alpha Natural Resources, Inc. (a)(c)	1,393	22
International Coal Group, Inc. (a)(c)	3,085	13
Westmoreland Coal Co. (a)(c)	166	3
		38
Commercial Information Services (0.2%)
infoUSA, Inc.	1,377	11
Communications & Media (0.4%)
24/7 Real Media, Inc. (a)(c)	2,620	22
Communications Technology (4.1%)
Anixter International, Inc. (c)	534	30

Brocade Communications Systems, Inc. (a)	5,364	38
CommScope, Inc. (a)	1,487	49
Harmonic, Inc. (a)(c)	2,727	20
InPhonic, Inc. (a)(c)	634	5
Netgear, Inc. (a)(c)	883	18
SAVVIS, Inc. (a)(c)	574	16
Standard Micosystems Corp. (a)	572	16
Tekelec (a)(c)	2,436	32
UTstarcom, Inc. (a)(c)	3,139	28
		252
Computer Services Software & Systems (6.1%)
CACI International, Inc., Class A (a)	704	39
COMSYS IT Partners, Inc. (a)	491	8
Digitas, Inc. (a)	6,032	58
Hyperion Solutions Corp. (a)	748	26
iGate Corp. (a)(c)	2,680	13
Integral Systems, Inc. MD (c)	292	9
JDA Software Group, Inc. (a)	1,067	17
Lightbridge, Inc. (a)	2,066	24
Mantech International Corp., Class A (a)(c)	393	13
Mapinfo Corp. (a)	579	7
Mercury Computer Systems, Inc. (a)(c)	531	6
Merge Technologies, Inc. (a)(c)	143	1
MRO Software, Inc. (a)	768	20
Ness Technologies, Inc. (a)(c)	808	11
Quest Software, Inc. (a)(c)	3,636	52
Schawk, Inc. (c)	663	12
SPSS, Inc. (a)(c)	1,407	35
Stellent, Inc. (c)	775	8
Vignette Corp. (a)	1,297	18
		377
Computer Technology (1.3%)
Intergraph Corp. (a)	947	41
Komag, Inc. (a)(c)	657	21
Radisys Corp. (a)	807	17
		79
Consumer Electronics (1.0%)
Infospace, Inc. (a)(c)	2,808	52
Ipass, Inc. (a)(c)	2,344	11
		63
Consumer Products (0.2%)
Jarden Corp. (a)(c)	343	11
Consumer Staples — Miscellaneous (0.2%)
AACO Brands Corp. (a)(c)	573	13
Containers & Packaging: Paper & Plastic (0.4%)
Silgan Holdings, Inc. (a)(c)	641	24
Copper (0.3%)
Mueller Industries, Inc.	598	21
Cosmetics (0.0%)
Parlux Fragrances, Inc. (a)(c)	404	2
Diversified Materials & Processing (0.6%)
Barnes Group, Inc. (c)	1,206	21
Olin Corp.	1,185	18
		39
Drug & Grocery Store Chains (0.2%)
Casey’s General Stores, Inc.	449	10
Drugs & Pharmaceuticals (4.6%)
Alkermes, Inc. (a)(c)	2,202	35
Alpharma, Inc., Class A	1,233	29
Chattem, Inc. (a)	552	19
Connetics Corp. (a)	1,444	16
Hi-Tech Pharmacal Co., Inc. (a)(c)	1,156	14
Medicis Pharmaceutical Corp. (c)	1,485	48
Perrigo Co.	1,396	24
Pharmion Corp. (a)	2,459	53
Valeant Pharmaceuticals International	2,320	46
		284
Electrical & Electronics (0.3%)
TTM Technologies, Inc. (a)	1,781	21
Electrical Equipment & Components (1.8%)
A.O. Smith Corp.	640	25
General Cable Corp. (a)	946	36

Greatbatch, Inc. (a)(c)	514	12
RF Micro Devices, Inc. (a)(c)	5,126	39
		112
Electronics (1.1%)
Avid Technology, Inc. (a)(c)	981	36
Omnivision Technologies, Inc. (a)(c)	2,229	32
		68
Electronics: Instruments Gauges & Meters (0.6%)
Metrologic Instruments, Inc. (a)	836	15
Watts Water Technologies, Inc., Class A (c)	732	23
		38
Electronics: Medical Systems (1.8%)
Analogic Corp.	628	32
Bruker BioSciences Corp. (a)(c)	2,172	15
Candela Corp. (a)	891	10
Haemonetics Corp. (a)	855	40
Zoll Medical Corp. (a)(c)	363	13
		110
Electronics: Semi-Conductors/Components (3.9%)
Amkor Technology, Inc. (a)(c)	3,582	18
Benchmark Electronics, Inc. (a)	1,653	44
Entegris, Inc. (a)(c)	1,979	22
Genesis Microchip, Inc. (a)	1,471	17
Integrated Device Technology, Inc. (a)	609	10
IXYS Corp. (a)	1,022	9
ON Semiconductor Corp. (a)	8,426	50
Photon Dynamics, Inc. (a)(c)	316	4
Plexus Corp. (a)	2,054	39
Portalplayer, Inc. (a)(c)	591	7
Skyworks Solutions, Inc. (a)(c)	4,436	23
		243
Electronics: Technology (0.2%)
Herley Industries, Inc. (a)(c)	375	4
Secure Computing Corp. (a)	1,367	9
		13
Energy — Miscellaneous (1.4%)
Allis-Chalmers Energy, Inc. (a)(c)	301	4
Alon USA Energy, Inc. (c)	576	17
Energy Partners Ltd. (a)	924	23
Giant Industries, Inc. (a)	269	22
Helix Energy Solutions Group, Inc. (a)(c)	360	12
Markwest Hydrocarbon, Inc. (c)	279	8
		86
Engineering & Contracting Services (0.2%)
Layne Christensen Co. (a)(c)	360	10
Entertainment (0.8%)
Take-Two Interactive Software, Inc. (a)(c)	3,377	48
Finance Companies (0.3%)
Asta Funding, Inc. (c)	526	20
Finance: Small Loan (0.1%)
QC Holdings, Inc. (a)	496	6
Financial Data Processing Services & Systems (0.5%)
eFunds Corp. (a)(c)	952	23
John H. Harland Co.	279	10
		33
Financial — Miscellaneous (1.6%)
Advanta Corp., Class B	971	36
Asset Acceptance Capital Corp. (a)	996	16
Harris & Harris Group, Inc. (a)	387	5
Jackson Hewitt Tax Service, Inc.	1,489	45
		102
Forest Products (0.3%)
Universal Forest Products, Inc. (c)	379	19
Glass (0.2%)
Apogee Enterprises, Inc.	1,000	15
Health Care Facilities (1.2%)
Medcath Corp. (a)(c)	630	19
Psychiatric Solutions, Inc. (a)(c)	1,485	51
VistaCare, Inc., Class A (a)	527	5
		75
Health Care Management Services (1.6%)
Centene Corp. (a)(c)	253	4

Corvel Corp. (a)	184	6
Eclipsys Corp. (a)	2,055	37
Molina Healthcare, Inc. (a)	777	28
Pediatrix Medical Group, Inc. (a)	351	16
Sierra Health Services, Inc. (a)	242	9
		100
Health Care — Miscellaneous (1.2%)
Andrx Corp. (a)	1,873	46
Medical Action Industries, Inc. (a)(c)	360	10
NBTY, Inc. (a)	734	21
		77
Health Care Services (0.7%)
Amedisys, Inc. (a)(c)	874	35
Matria Healthcare, Inc. (a)(c)	216	6
		41
Homebuilding (0.7%)
Brookfield Homes Corp. (c)	1,078	31
M/I Homes, Inc. (c)	347	12
		43
Household Furnishings (0.4%)
American Woodmark Corp. (c)	286	10
Lifetime Brands, Inc. (c)	890	16
		26
Identification Control & Filter Devices (0.1%)
X-Rite, Inc. (c)	387	4
Industrial Products (0.7%)
A.M. Castle & Co.	389	11
Flanders Corp. (a)(c)	1,035	9
Ladish Co., Inc. (a)	777	22
		42
Insurance: Multi-Line (0.3%)
HealthExtras, Inc. (a)(c)	670	19
Investment Management Companies (0.7%)
National Financial Partners Corp. (c)	1,036	43
Machinery & Engineering (0.5%)
Applied Industrial Technologies, Inc. (c)	1,278	31
Machinery: Industrial/Specialty (0.2%)
Columbus McKinnon Corp./NY (a)(c)	528	10
Machinery: Oil Well Equipment & Services (1.7%)
Gulf Island Fabrication, Inc. (c)	366	10
Maverick Tube Corp. (a)	870	56
Oil States International, Inc. (a)	799	22
W-H Energy Services, Inc. (a)	394	16
		104
Manufactured Housing (0.2%)
Palm Harbor Homes, Inc. (a)(c)	679	10
Manufacturing (1.1%)
Actuant Corp., Class A (c)	701	35
Acuity Brands, Inc.	776	35
		70
Materials & Processing (0.4%)
Granite Construction, Inc.	439	23
Medical & Dental Instruments & Supplies (3.8%)
Arrow International, Inc.	1,091	35
Biosite Diagnostics, Inc. (a)(c)	697	32
Enzon Pharmaceuticals, Inc. (a)(c)	1,569	13
ICU Medical, Inc. (a)(c)	722	33
Inverness Medical Innovations, Inc. (a)(c)	1,063	37
Meridian Bioscience, Inc. (c)	549	13
Sonic Innovations, Inc. (a)	950	4
Thoratec Corp. (a)(c)	683	11
West Pharmacetical Services, Inc.	1,437	56
		234
Medical Services (0.6%)
Parexel International Corp. (a)	1,048	35
Metal Fabricating (1.5%)
Lone Star Technologies, Inc. (a)	502	24
NS Group, Inc. (a)	580	38
Superior Essex, Inc. (a)	820	28
		90
Office Furniture & Business Equipment (0.2%)
Kimball International, Inc., Class B (c)	640	12

Oil: Crude Producers (0.8%)
Comstock Resources, Inc. (a)(c)	850	23
PetroHawk Energy Corp. (a)	2,784	29
		52
Pollution Control & Environmental Services (0.2%)
Headwaters, Inc. (a)(c)	471	11
Power Transmission Equipment (0.6%)
Regal-Beloit Corp.	871	38
Printing & Copying Services (0.5%)
Consolidated Graphics, Inc. (a)	459	28
Production Technology Equipment (1.1%)
Emcore Corp. (a)(c)	3,000	18
FEI Co. (a)	555	12
Mattson Technology, Inc. (a)(c)	3,320	27
MTS Systems Corp. (c)	394	13
		70
Radio & TV Broadcasters (0.3%)
World Wrestling Entertainment, Inc. (c)	1,142	19
Railroads (0.5%)
Genesee & Wyoming, Inc. (a)(c)	1,201	28
Real Estate (0.1%)
Resource Capital Corp. (c)	317	5
Real Estate Investment Trusts (REIT) (1.7%)
Corporate Office Properties Trust SBI MD	1,158	52
Mills Corp. (The) REIT	3,359	56
		108
Restaurants (1.6%)
Rare Hospitality International, Inc. (a)	1,327	40
Ruby Tuesday, Inc. (c)	2,050	58
		98
Retail (9.0%)
1-800-FLOWERS.COM, Inc., Class A (a)(c)	739	4
America’s Car-Mart, Inc. (a)(c)	206	3
Brown Shoe Co., Inc.	1,051	38
Build-A-Bear Workshop, Inc. (a)(c)	559	13
Central Garden & Pet Co. (a)(c)	688	33
Charming Shoppes, Inc. (a)	2,400	34
Childrens Place Retail Stores, Inc. (The) (a)	1,179	76
CKE Restaurants, Inc.	2,464	41
Conn’s, Inc. (a)(c)	879	18
Dress Barn, Inc. (a)(c)	870	19
Drugstore.Com, Inc. (a)(c)	2,007	7
Global Imaging Systems, Inc. (a)	1,554	34
Krispy Kreme Doughnuts, Inc. (a)(c)	1,493	12
MarineMax, Inc. (a)(c)	447	11
Men’s Wearhouse, Inc.	1,042	39
Nu Skin Enterprises, Inc., Class A	804	14
Pantry, Inc. (The) (a)	1,175	66
Payless Shoesource, Inc. (a)	660	17
Priceline.com, Inc. (a)(c)	1,253	46
School Specialty, Inc. (a)(c)	741	26
Wet Seal, Inc. (The), Class A (a)	1,241	8
		559
Rental & Leasing Services: Consumer (0.3%)
Amerco, Inc. (a)(c)	281	21
Savings & Loan (0.6%)
Commercial Capital Bancorp, Inc.	2,217	35
Securities Brokerage & Services (0.4%)
GFI Group, Inc. (a)	345	19
MarketAxess Holdings, Inc. (a)	237	3
		22
Services: Commercial (4.9%)
Aaron Rents, Inc. (c)	1,116	26
AMN Healthcare Services, Inc. (a)(c)	1,168	28
Barrett Business Services (a)(c)	289	6
Forrester Research, Inc. (a)	624	16
Hudson Highland Group, Inc. (a)(c)	800	8
Kelly Services, Inc., Class A (c)	837	23
Kforce, Inc. (a)	3,307	39
Labor Ready, Inc. (a)	1,189	19
Live Nation, Inc. (a)	1,620	33
Monro Muffler, Inc. (c)	475	16

MPS Group, Inc. (a)(c)	1,638	25
Spherion Corp. (a)	5,333	38
World Fuel Services Corp. (c)	644	26
		303
Shipping (0.2%)
Maritrans, Inc.	401	15
Shoes (0.3%)
Skechers U.S.A., Inc., Class A (a)	672	16
Steel (0.5%)
AK Steel Holding Corp. (a)(c)	2,569	31
Telecommunications Equipment (0.5%)
Arris Group, Inc. (a)	2,125	24
Symmetricom, Inc. (a)(c)	1,087	9
		33
Textile Apparel Manufacturers (0.7%)
Phillips - Van Heusen Corp.	818	34
Warnaco Group, Inc. (The) (a)(c)	621	12
		46
Toys (0.1%)
Leapfrog Enterprises, Inc. (a)	1,169	9
Transportation — Miscellaneous (0.8%)
Dynamex, Inc. (a)	273	6
Greenbrier Cos, Inc. (c)	361	10
Pacer International, Inc.	1,110	31
		47
Truckers (0.5%)
Marten Transport Ltd. (a)(c)	733	13
Old Dominion Freight Line (a)	609	18
		31
Utilities: Telecommunications (0.9%)
Dobson Communications Corp. (a)	948	7
Radyne Corp. (a)(c)	369	4
Time Warner Telecom, Inc. (a)	2,421	46
		57
Wholesale & International Trade (0.4%)
Central European Distribution Corp. (a)	1,110	26
Wholesalers (0.2%)
WESCO International, Inc. (a)	232	14
Total Common Stocks (Cost $6,083)		5,710

	Face
	Amount
	(000)
Short-Term Investments (37.6%)
Short-Term Debt Securities held as Collateral on Loaned Securities (30.5%)
Alliance & Leicester plc, 5.32%, 10/10/06 (h)	$47	47
AmSouth Bank, 5.30%, 10/2/06 (h)	94	94
Bancaja, 5.37%, 1/19/07 (h)	23	23
Bank of America Corp.,
5.31%, 10/2/06 (h)	11	11
5.32%, 10/2/06 (h)	75	75
Bank of New York Co., Inc. 5.32%, 10/10/06 (h)	23	23
Bear Stearns & Co., Inc.,
5.37%, 10/16/06 (h)	47	47
5.44%, 10/2/06 (h)	47	47
BNP Paribas plc, 5.36%, 11/20/06 (h)	47	47
CIC, New York, 5.31%, 10/5/06	33	33
Ciesco LLC, 5.30%, 10/10/06	22	22
Dekabank Deutsche Girozentrale, 5.51%, 10/19/06 (h)	48	48
Deutsche Bank Securities, Inc., 5.40%, 10/2/06	292	292
Dexia Bank, New York, 5.33%, 10/2/06 (h)	47	47
Five Finance, Inc., 5.33%, 10/2/06 (h)	47	47
Goldman Sachs Group, Inc.,
5.38%, 10/16/06 (h)	23	23
5.49%, 10/2/06 (h)	44	44
HSBC Finance Corp.., 5.32%, 10/6/06 (h)	24	24
Liberty Lighthouse US Capital, 5.33%, 10/2/06 (h)	24	24
Manufacturers & Traders Trust Co.,
5.31%, 10/30/06 (h)	14	14
5.32%, 10/19/06 (h)	94	94
Merrill Lynch & Co, 5.46%, 10/26/06 (h)	25	25
Natexis Banques Populaires, New York, 5.35%, 10/2/06 (h)	24	24

National City Bank Cleveland,
5.32%, 10/2/06 (h)	69	69
National Rural Utilities Cooperative Finance Corp., 5.32%, 10/2/06 (h)	94	94
Nationwide Building Society, 5.42%, 12/28/06 (h)	55	55
Newport Funding Corp., 5.33%, 10/2/06	47	47
Nordea Bank, New York, 5.31%, 10/2/06 (h)	71	71
Norinchukin Bank, New York,
5.31%, 10/10/06	24	24
5.33%, 11/1/06	47	47
Rhein-Main Securitisation Ltd.,
5.30%, 10/5/06	34	34
5.30%, 10/20/06	9	9
Scaldis Capital LLC, 5.29%, 10/20/06	47	47
Skandi New York, 5.32%, 10/10/06 (h)	47	47
SLM Corp., 5.33%, 10/20/06 (h)	47	47
Ticonderoga Funding LLC, 5.29%, 10/25/06	9	9
Unicredito Italiano Bank (Ireland) plc, 5.34%,10/10/06 (h)	33	33
Wells Fargo Bank N.A.,
5.30%, 10/2/06 (h)	9	9
5.31%, 10/2/06 (h)	71	71
		1,888
Repurchase Agreement (7.1%)
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06, repurchase price $441 (f)	441	441
Total Short-Term Investments (Cost $2,329)		2,329
Total Investments + (129.9%) (Cost $8,412) —
including $1,828 of Securities Loaned		8,039
Liabilities in Excess of Other Assets (-29.9%)		(1,850)
Net Assets (100%)		$6,189

(a)                                  Non-income producing security.

(c)                                  All or a portion of security on loan at September 30, 2006. At September 30, 2006, the Portfolio had loaned securities with a total value of $1,828,000. This was secured by collateral of $1,888,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                 Variable/Float Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2006.

+                                         At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $8,412,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $373,000 of which $242,000 related to appreciated securities and $615,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of		Expiration	(Depreciation)
	Contracts	Value (000)	Date	(000)
Long:
E-Mini Russell 2000
(United States)	6	$439	Dec-06	$8

Morgan Stanley Institutional Fund, Inc.

Portfolio of Investments

Systematic Active Small Cap Value Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.5%)
Air Transport (1.2%)
AAR Corp. (a)(c)	1,707	$41
Republic Airways Holdings, Inc. (a)	795	12
Skywest, Inc.	1,048	26
		79
Auto Parts: After Market (0.3%)
Aftermarket Technology Corp. (a)	478	8
Commercial Vehicle Group, Inc. (a)(c)	553	11
		19
Auto Parts: Original Equipment (0.1%)
Noble International Ltd.	388	5
Auto Trucks & Parts (0.7%)
Lear Corp.	1,511	31
Modine Manufacturing Co. (c)	695	17
		48
Automobiles (0.8%)
Navistar International Corp. (a)	1,901	49
Banks: Outside New York City (10.6%)
1st Source Corp. (c)	614	18
AmericanWest Bancorp (c)	359	8
Arrow Financial Corp. (c)	208	5
Bank of Granite Corp. (c)	360	6
Banner Corp.	446	18
Cadence Financial Corp. (c)	124	3
Capital Bancorp Ltd. (c)	923	41
Central Pacific Financial Corp	1,694	62
Chemical Financial Corp. (c)	1,388	41
Citizens First Bancorp, Inc. (c)	233	6
Community Bank System, Inc.	1,670	37
Community Trust Bancorp, Inc.	500	19
First Bancorp/Puerto Rico	5,311	59
First Merchants Corp. (c)	635	15
Franklin Bank Corp./Houston TX (a)	662	13
GB&T Bancshares, Inc.	252	5
Irwin Financial Corp.	966	19
MainSource Financial Group, Inc. (c)	406	7
MBT Financial Corp. (c)	326	5
National Penn Bancshares, Inc.	1,547	30
Omega Financial Corp. (c)	390	12
Oriental Financial Group	927	11
Placer Sierra Bancshares (c)	1,828	41
Provident Bancshares Corp. (c)	1,115	41
Renasant Corp.	447	13
Security Bank Corp./Macon GA	208	5
Simmons First National Corp. (c)	362	10
Sun Bancorp, Inc./NJ (a)(c)	645	12
Susquehanna Bancshares, Inc.	2,522	62
Taylor Capital Group, Inc.	337	10
TierOne Corp.	474	16
Umpqua Holdings Corp.	950	27
		677
Biotechnology Research & Production (0.2%)
Albany Molecular Research, Inc. (a)	1,191	11
Building Materials (0.6%)
BlueLinx Holdings, Inc. (c)	823	8
Building Material Holding Corp. (c)	1,222	32
		40

Building — Miscellaneous (0.2%)
Comfort Systems USA, Inc.	1,136	13
Cable Television Services (0.3%)
Charter Communications, Inc. (a)(c)	13,228	20
Casinos & Gambling (0.1%)
MTR Gaming Group, Inc. (a)(c)	895	8
Chemicals (1.8%)
Cambrex Corp. (c)	568	12
Georgia Gulf Corp.	1,155	31
PolyOne Corp. (a)	3,368	28
Rockwood Holdings, Inc. (a)	1,837	37
Schulman (A), Inc. (c)	204	5
		113
Coal (0.8%)
International Coal Group, Inc. (a)	11,746	50
Commercial Information Services (0.4%)
CMGI, Inc. (a)	24,710	26
Communications Technology (0.6%)
Black Box Corp. (c)	502	20
Cogent Communications Group, Inc. (a)	1,356	16
		36
Computer Services Software & Systems (1.9%)
Borland Software Corp. (a)	2,803	16
JDA Software Group, Inc. (a)	2,374	36
Netscout Systems, Inc. (a)	1,017	7
Perot Systems Corp. (a)	4,559	63
		122
Computer Technology (1.6%)
Hutchinson Technology, Inc. (a)(c)	242	5
Imation Corp.	809	32
Komag, Inc. (a)(c)	770	25
Palm, Inc. (a)	2,657	39
Quantum Corp. (a)	616	1
		102
Construction (0.8%)
EMCOR Group, Inc. (a)	990	54
Consumer Electronics (1.1%)
Covad Communications Group, Inc. (a)(c)	11,140	17
Infospace, Inc. (a)	2,781	51
		68
Containers & Packaging: Paper & Plastic (0.3%)
Silgan Holdings, Inc.	515	19
Copper (0.5%)
Mueller Industries, Inc.	943	33
Diversified Financial Services (0.8%)
First Niagara Financial Group, Inc. (c)	3,366	49
Diversified Materials & Processing (0.6%)
Olin Corp.	799	12
Tredegar Corp.	1,405	24
		36
Drug & Grocery Store Chains (0.4%)
Casey’s General Stores, Inc. (c)	1,097	24
Spartan Stores, Inc.	225	4
		28
Drugs & Pharmaceuticals (1.4%)
Alpharma, Inc., Class A	2,917	68
Perrigo Co.	1,490	25
		93
Electric Utilities (1.5%)
NorthWestern Corp.	860	30
Westar Energy, Inc.	2,894	68
		98
Electrical Equipment & Components (1.1%)
MKS Instruments, Inc. (a)(c)	1,455	30
Powell Industries, Inc. (a)(c)	304	7
Smith, A.O. Corp.	823	32
		69

Electronics (0.6%)
Avid Technology, Inc. (a)(c)	1,021	37
Methode Electonics, Inc. (c)	268	3
		40
Electronics: Semi-Conductors/Components (2.4%)
Benchmark Electronics, Inc. (a)	2,332	63
Brooks Automation, Inc. (a)	2,323	30
Conexant Systems, Inc. (a)	27,031	54
Genesis Microchip, Inc. (a)(c)	785	9
IXYS Corp. (a)(c)	341	3
		159
Electronics: Technology (0.5%)
Checkpoint Systems, Inc. (a)	1,550	26
Herley Industries, Inc. (a)(c)	321	4
Zygo Corp. (a)(c)	403	5
		35
Engineering & Contracting Services (0.2%)
URS Corp. (a)	265	10
Entertainment (1.3%)
Carmike Cinemas, Inc.	1,098	19
Take-Two Interactive Software, Inc. (a)(c)	4,447	63
		82
Finance Companies (0.2%)
Accredited Home Lenders Holding Co. (a)(c)	327	12
Financial Data Processing Services & Systems (0.6%)
CompuCredit Corp. (a)(c)	1,261	38
Financial — Miscellaneous (1.2%)
Advanta Corp., Class B (c)	602	22
Federal Agricultural Mortgage Corp., Class C	284	8
LandAmerica Financial Group, Inc.	735	48
		78
Food & Drug Retailing (0.8%)
NBTY, Inc. (a)	1,831	54
Foods (0.9%)
Premium Standard Farms, Inc.	723	14
Ralcorp Holdings, Inc. (a)	158	7
Ruddick Corp. (c)	1,331	35
		56
Forms & Bulk Printing Services (0.3%)
Ennis, Inc. (c)	853	18
Gas Utilities (0.7%)
WGL Holdings, Inc.	1,424	45
Health Care (Medical Products & Supplies) (0.7%)
Inverness Medical Innovations, Inc. (a)(c)	1,269	44
Health Care Facilities (0.2%)
National Healthcare Corp.	214	11
Health Care Services (1.5%)
Alliance Imaging, Inc. (a)	354	3
AMERIGROUP Corp. (a)	650	19
Matria Healthcare, Inc. (a)(c)	367	10
Odyssey HealthCare, Inc. (a)	1,210	17
Sunrise Assisted Living, Inc. (a)	1,447	44
		93
Homebuilding (2.8%)
Hanover Compressor Co. (a)(c)	2,825	51
Hovnanian Enterprises, Inc. (a)(c)	1,995	59
Meritage Homes Corp. (a)(c)	937	39
Orleans Homebuilders, Inc. (c)	295	3
Technical Olympic USA, Inc. (c)	297	3
WCI Communities, Inc. (a)(c)	1,319	23
		178
Identification Control & Filter Devices (0.1%)
Robins & Myers, Inc. (c)	264	8
Insurance: Life (0.9%)
American Equity Investment Life Holding Co. (c)	123	2

Delphi Financial Group	1,333	53
		55
Insurance: Multi-Line (0.1%)
Crawford & Co.	583	4
Insurance: Property & Casualty (1.9%)
21st Century Insurance Group (c)	1,020	15
American Physicians Capital, Inc. (a)	390	19
Infinity Property & Casualty Corp.	654	27
RLI Corp. (c)	807	41
State Auto Financial Corp.	675	21
		123
Investment Bankers/Brokers/Services (1.0%)
Friedman Billings Ramsey Group, Inc., Class A	7,781	62
Investment Management Companies (2.1%)
Apollo Investment Corp.	3,051	63
Capital Southwest Corp.	90	11
Piper Jaffray Cos. (a)	710	43
MCG Capital Corp. (c)	944	15
		132
Leisure Time (0.7%)
K2, Inc. (a)	3,562	42
Machinery: Industrial/Specialty (0.4%)
EnPro Industries, Inc. (a)	429	13
Kennametal, Inc.	264	15
		28
Machinery: Oil Well Equipment & Services (0.5%)
Maverick Tube Corp. (a)	411	27
Parker Drilling Co. (a)	985	7
		34
Manufacturing (0.3%)
Koppers Holdings, Inc. (c)	610	11
Standex International Corp.	213	6
		17
Materials & Processing — Miscellaneous (0.5%)
Metal Management, Inc.	1,089	30
Medical & Dental Instruments & Supplies (0.6%)
Bio-Rad Laboratories, Inc. (a)(c)	519	37
Medical Services (0.6%)
Magellan Health Services, Inc. (a)	904	38
Option Care, Inc. (c)	206	3
		41
Metal Fabricating (1.9%)
Commercial Metals Co.	672	14
Lone Star Technologies, Inc. (a)	632	30
NN, Inc. (c)	564	7
Quanex Corp. (c)	879	27
Ryerson, Inc. (c)	1,008	22
Superior Essex, Inc. (a)	704	24
		124
Multi-Sector Companies (0.4%)
Sequa Corp. (a)	244	23
Oil & Gas Exploration & Production (0.4%)
Callon Petroleum Co. (a)	1,433	20
Harvest Natural Resources, Inc. (a)(c)	1,104	11
		31
Oil: Crude Producers (0.9%)
Cimarex Energy Co.	286	10
Endeavour International Corp. (a)	1,674	4
Forest Oil Corp. (a)(c)	341	11
Resource America, Inc.	322	7
Stone Energy Corp. (a)	629	25
		57
Paper (1.1%)
Albany International Corp.	716	23
Caraustar Industries, Inc. (a)(c)	603	5
Chesapeake Corp. (c)	1,246	18

Mercer International, Inc. (a)	725	7
Rock-Tenn Co. (c)	1,045	20
		73
Property & Casualty Insurance (1.1%)
Commerce Group, Inc.	2,276	68
Publishing — Miscellaneous (0.8%)
Scholastic Corp. (a)	1,692	53
Railroad Equipment (0.2%)
Freightcar America, Inc. (c)	187	10
Real Estate Investment Trusts (REIT) (10.7%)
Aames Investment Corp.	3,619	13
American Financial Realty Trust REIT (c)	4,675	52
Ashford Hospitality Trust, Inc.	1,190	14
CentraCore Properties Trust REIT	204	7
Crescent Real Estate EQT Co. REIT (c)	1,264	28
Entertainment Properties Trust	1,335	66
First Industrial Realty Trust, Inc. (c)	1,328	58
Healthcare Realty Trust, Inc. REIT (c)	1,443	55
Highland Hospitality Corp.	3,845	55
Innkeepers USA Trust	2,534	41
KKR Financial Corp. (c)	3,076	76
LaSalle Hotel Properties	1,044	45
National Retail Properties	2,061	44
Pennsylvania Real Estate Investment Trust	1,182	50
RAIT Investment Trust (c)	1,279	37
Redwood Trust, Inc. (c)	866	44
		685
Restaurants (2.1%)
Bob Evans Farms, Inc.	2,099	64
CBRL Group, Inc.	1,222	49
Ryan’s Restaurant Group, Inc. (a)	1,278	20
		133
Retail (4.9%)
Bon-Ton Stores, Inc. (The) (c)	370	11
Borders Group, Inc.	2,443	50
Central Garden & Pet Co. (a)(c)	1,081	52
Charming Shoppes, Inc. (a)(c)	2,011	29
Conn’s, Inc. (a)(c)	533	11
Insight Enterprises, Inc. (a)	1,664	34
Landry’s Restaurants, Inc.	1,828	55
Payless Shoesource, Inc. (a)	1,649	41
Zale Corp. (a)	1,095	31
		314
Rental & Leasing Services: Consumer (1.0%)
Amerco, Inc. (a)(c)	461	34
Dollar Thrifty Automotive Group (a)(c)	715	32
		66
Savings & Loan (2.9%)
Berkshire Hills Bancorp, Inc. (c)	147	5
BFC Financial Corp. (a)(c)	1,004	6
Downey Financial Corp. (c)	989	66
FirstFed Financial Corp. (a)(c)	597	34
ITLA Capital Corp.	109	6
KNBT Bancorp, Inc.	982	15
Sterling Financial Corp./WA	1,600	52
		184
Securities Brokerage & Services (0.6%)
CharterMac. (c)	1,768	36
MarketAxess Holdings, Inc. (a)	500	5
		41
Services: Commercial (1.8%)
Autobytel, Inc. (a)	1,160	4
Clark, Inc. (c)	825	9
Live Nation, Inc. (a)	1,619	33
Maximus, Inc. (c)	515	14
MPS Group, Inc. (a)	2,000	30

Volt Information Sciences, Inc. (a)(c)	770	27
		117
Shoes (0.7%)
Finish Line Class A (c)	1,487	19
Shoe Carnival, Inc. (a)	527	13
Stride Rite Corp.	1,116	16
		48
Steel (0.4%)
Shiloh Industries, Inc. (a)	1,219	17
Wheeling-Pittsburgh Corp. (a)(c)	421	7
		24
Telecommunication Services (1.2%)
Alaska Communications Systems Group, Inc. (c)	1,683	22
Time Warner Telecom, Inc. (a)	2,807	54
		76
Telecommunications Equipment (1.9%)
Andrew Corp. (a)	6,553	60
C-COR, Inc. (a)	1,126	10
Powerwave Technologies, Inc. (a)(c)	2,758	21
Utstarcom, Inc. (a)(c)	3,539	31
		122
Textile Apparel Manufacturers (1.4%)
Kellwood Co.	1,899	55
Oxford Industries, Inc. (c)	171	7
Perry Ellis International, Inc. (a)	286	9
Warnaco Group, Inc. (The) (a)(c)	808	16
		87
Tobacco (0.1%)
Alliance One International, Inc. (a)(c)	1,978	8
Transportation — Miscellaneous (0.5%)
Saia, Inc. (a)	994	32
Truckers (0.3%)
Marten Transport Ltd. (a)(c)	846	14
PAM Transportation Services (a)	267	7
		21
Utilities: Electrical (2.7%)
CH Energy Group, Inc. (c)	503	26
Cleco Corp. (c)	526	13
Duquesne Light Holdings, Inc.	467	9
El Paso Electric Co. (a)	1,312	29
Empire District Electric Co. (The) (c)	266	6
Otter Tail Corp.	855	25
PNM Resources, Inc.	1,790	50
Unisource Energy Corp.	415	14
		172
Utilities: Gas Distributors (1.2%)
Laclede Group, Inc. (The) (c)	698	22
New Jersey Resources Corp.	565	28
Northwest Natural Gas Co. (c)	652	26
		76
Wholesalers (1.0%)
United Stationers, Inc. (a)	1,404	65
Total Common Stocks (Cost $6,381)		6,241

	Face
	Amount
	(000)
Short-Term Investments (35.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (29.4%)
Alliance & Leicester plc, 5.32%, 10/10/06 (h)	$47	47
AmSouth Bank, 5.30%, 10/2/06 (h)	94	94
Bancaja, 5.37%, 1/19/07 (h)	23	23
Bank of America Corp.,
5.31%, 10/2/06 (h)	10	10
5.32%, 10/2/06 (h)	75	75
Bank of New York Co., Inc. 5.32%, 10/10/06 (h)	23	23

Bear Stearns & Co., Inc.,
5.37%, 10/16/06 (h)	47	47
5.44%, 10/2/06 (h)	47	47
BNP Paribas plc, 5.36%, 11/20/06 (h)	47	47
CIC, New York, 5.31%, 10/5/06 (h)	33	33
Ciesco LLC, 5.30%, 10/10/06	22	22
Dekabank Deutsche Girozentrale, 5.51%, 10/19/06 (h)	48	48
Deutsche Bank Securities, Inc., 5.40%, 10/2/06	292	292
Dexia Bank, New York, 5.33%, 10/2/06 (h)	47	47
Five Finance, Inc., 5.33%, 10/2/06 (h)	47	47
Goldman Sachs Group, Inc.,
5.38%, 10/16/06 (h)	23	23
5.49%, 10/2/06 (h)	44	44
HSBC Finance Corp., 5.32%, 10/6/06 (h)	24	24
Liberty Lighthouse US Capital, 5.33%, 10/2/06 (h)	24	24
Manufacturers & Traders,
5.31%, 10/30/06 (h)	14	14
5.32%, 10/19/06 (h)	94	94
Merrill Lynch & Co, 5.46%, 10/26/06 (h)	25	25
Natexis Banques Populaires, New York, 5.35%, 10/2/06 (h)	24	24
National City Bank Cleveland,
5.32%, 10/2/06 (h)	68	68
National Rural Utilities Cooperative Finance Corp., 5.32%, 10/2/06 (h)	94	94
Nationwide Building Society, 5.42%, 12/28/06 (h)	55	55
Newport Funding Corp., 5.33%, 10/2/06	47	47
Nordea Bank, New York, 5.31%, 10/2/06 (h)	71	71
Norinchukin Bank, New York,
5.31%, 10/10/06	24	24
5.33%, 11/1/06	47	47
Rhein-Main Securitisation Ltd.,
5.30%, 10/5/06	34	34
5.30%, 10/20/06	9	9
Scaldis Capital LLC, 5.29%, 10/20/06	47	47
Skandi New York, 5.32%, 10/10/06 (h)	47	47
SLM Corp., 5.33%, 10/20/06 (h)	47	47
Ticonderoga Funding LLC, 5.29%, 10/25/06	9	9
Unicredito Italiano Bank (Ireland) plc, 5.34%, 10/10/06 (h)	33	33
Wells Fargo Bank N.A.,
5.30%, 10/2/06 (h)	9	9
5.31%, 10/2/06 (h)	71	71
		1,886
Repurchase Agreement (6.4%)
J.P. Morgan Securities, Inc., 5.25%,
dated 9/29/06, due 10/2/06,
repurchase price $412 (f)	412	412
Total Short-Term Investments (Cost $2,298)		2,298
Total Investments + (133.3%) (Cost $8,679) -including $1,820 of Securities Loaned		8,539
Liabilities in Excess of Other Assets (-33.3%)		(2,134)
Net Assets (100%)		$6,405

(a)                                  Non-income producing security.

(c)                                  All or a portion of security on loan at September 30, 2006. At September 30, 2006, the Portfolio had loaned securities with a total value of $1,820,000. This was secured by collateral of $1,886,000 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of Investments.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)                                 Variable/Float Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2006.

+                                         At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $8,679,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $140,000 of which $235,000 related to appreciated securities and $375,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
E-Mini Russell 2000
(United States)	2	$146	Dec-06	$3

Morgan Stanley Institutional Fund, Inc.

U.S. Large Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (98.8%)
Advertising Agencies (1.3%)
Monster Worldwide, Inc. (a)	356,563	$12,904
Air Transport (1.9%)
Expeditors International of Washington, Inc.	430,624	19,197
Biotechnology Research & Production (1.4%)
Genentech, Inc. (a)	176,874	14,628
Building: Cement (1.5%)
Cemex S.A. de C.V. ADR (a)	494,156	14,864
Casinos & Gambling (1.6%)
International Game Technology	383,024	15,896
Communications & Media (1.6%)
McGraw-Hill Cos., Inc. (The)	275,967	16,014
Communications Technology (4.5%)
America Movil S.A. de C.V., Class L ADR	760,924	29,957
Crown Castle International Corp. (a)	415,939	14,658
		44,615
Computer Services Software & Systems (10.8%)
Akamai Technologies, Inc. (a)	334,763	16,735
Google, Inc., Class A (a)	139,111	55,909
Yahoo!, Inc. (a)	1,408,451	35,605
		108,249
Computer Technology (3.2%)
Apple Computer, Inc. (a)	219,437	16,904
Dell, Inc. (a)	673,783	15,389
Seagate Technology, Inc. (d)	186,100	@—
		32,293
Consumer Electronics (2.6%)
Electronic Arts, Inc. (a)	461,148	25,677
Education Services (1.9%)
Apollo Group, Inc., Class A (a)	392,554	19,329
Electronics: Semi-Conductors/Components (1.2%)
Marvell Technology Group Ltd. (a)	626,335	12,132
Energy — Miscellaneous (3.9%)
Ultra Petroleum Corp. (a)	803,581	38,660
Financial Data Processing Services & Systems (1.9%)
First Data Corp.	458,545	19,259
Financial — Miscellaneous (10.2%)
American Express Co.	529,068	29,670
Berkshire Hathaway, Inc., Class B (a)	9,168	29,099
Chicago Mercantile Exchange Holdings, Inc.	28,758	13,754
Moody’s Corp.	451,537	29,521
		102,044
Foods (1.4%)
W.M. Wrigley Jr. Co.	302,036	13,912
Health Care Services (3.6%)
Dade Behring Holdings, Inc.	357,636	14,363
UnitedHealth Group, Inc.	444,354	21,862
		36,225
Homebuilding (2.5%)
Pulte Homes, Inc.	789,477	25,153
Hotel/Motel (2.5%)
Marriott International, Inc., Class A	635,276	24,547
Materials & Processing (5.1%)
Monsanto Co.	1,096,530	51,548
Radio & TV Broadcasters (2.2%)
Grupo Televisa S.A. ADR	1,013,526	21,548
Real Estate Investment Trusts (REIT) (5.3%)
Brookfield Asset Management, Inc.	1,208,554	53,587

Retail (16.9%)
Abercrombie & Fitch Co.	228,611	15,884
Amazon.Com, Inc. (a)	718,330	23,073
Costco Wholesale Corp.	613,033	30,455
eBay, Inc. (a)	1,799,077	51,022
Sears Holdings Corp. (a)	305,805	48,345
		168,779
Services: Commercial (3.9%)
Corporate Executive Board Co.	244,107	21,948
Iron Mountain, Inc. (a)	391,324	16,803
		38,751
Shipping (1.7%)
C.H. Robinson Worldwide, Inc.	378,013	16,852
Textile Apparel Manufacturers (2.9%)
Coach, Inc. (a)	852,859	29,338
Tobacco (1.3%)
Altria Group, Inc.	175,520	13,436
Total Common Stocks (Cost $923,471)		989,437

	Face
	Amount
	(000)
Short-Term Investment (1.3%)
Repurchase Agreement (1.3%)
J.P. Morgan Securities, Inc., 5.25%,
dated 9/29/06, due 10/2/06,
repurchase price $12,552 (Cost $12,547) (f)	$12,547	12,547
Total Investments (100.1%) + (Cost $936,018)		1,001,984
Liabilities in Excess of Other Assets (-0.1%)		(546)
Net Assets (100%)		$1,001,438

(a)	Non-income producing security.
(d)	Security was valued at fair value — At September 30, 2006, the Portfolio had a fair valued security, valued at less than $500, representing less than 0.05% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 7.38%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/05/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878.

The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipts
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $936,018,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $65,966,000 of which $130,622,000 related to appreciated securities and $64,656,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2006 (unaudited)

		Value
	Shares	(000)
Common Stocks (98.4%)
Diversified (4.8%)
CentraCore Properties Trust REIT	297,689	$9,452
Forest City Enterprises, Inc., Class A	431,364	23,423
Vornado Realty Trust REIT	438,555	47,802
		80,677
Health Care (4.3%)
Cogdell Spencer, Inc. REIT	119,810	2,486
Health Care Property Investors, Inc. REIT	171,266	5,318
Senior Housing Properties Trust REIT	1,278,769	27,289
Sunrise Senior Living REIT	1,584,980	14,535
Tenet Healthcare Corp. (a)	1,948,201	15,858
Universal Health Reality Income Trust REIT	133,028	4,769
Windrose Medical Properties Trust REIT	82,773	1,463
		71,718
Industrial (3.6%)
AMB Property Corp. REIT	661,882	36,476
Keystone Industries Fund L.P. (i)(l)	1,609,443	1,609
ProLogis REIT	404,883	23,103
		61,188
Lodging/Resorts (17.2%)
Gaylord Entertainment Co. (a)	157,747	6,917
Hersha Hospitality Trust REIT	375,499	3,605
Hilton Hotels Corp.	2,297,177	63,976
Host Hotels & Resorts, Inc. REIT	4,022,227	92,230
Legacy Hotels REIT	1,714,581	14,741
Morgans Hotel Group Co. (a)	865,987	10,825
Starwood Hotels & Resorts Worldwide, Inc.	1,678,563	95,997
		288,291
Office (20.1%)
Beacon Capital Partners, Inc. (a)(d)(i)(l)	335,100	1,010
Boston Properties, Inc. REIT	905,510	93,575
Brandywine Realty Trust REIT	966,061	31,445
BRCP REIT LLC | (a)(i)(l)	5,477,191	3,784
Brookfield Properties Corp.	2,154,317	76,090
Cabot 2 Industrial Value Fund L.P. (i)(l)	3,001	1,501
Equity Office Properties Trust REIT	2,015,204	80,125
Mack-Cali Realty Corp. REIT	653,833	33,869
Republic Property Trust REIT	370,669	4,085
SL Green Realty Corp. REIT	106,494	11,895
		337,379
Office/Industrial — Mixed (1.4%)
Highwoods Properties, Inc. REIT	17,990	670
Liberty Property Trust REIT	470,040	22,463
		23,133
Paper (0.8%)
Plum Creek Timber Co., Inc. REIT	366,005	12,459
Residential Apartments (19.3%)
American Campus Communities, Inc. REIT	238,398	6,082
Apartment Investment & Management Co., REIT	79,766	4,340
Archstone-Smith Trust REIT	1,160,137	63,158
Atlantic Gulf Communities Corp. (a)(d)(i)(l)	140,284	@—
AvalonBay Communities, Inc. REIT	630,616	75,926
BRE Properties, Inc. REIT	141,722	8,465
Brookfield Homes Corp.	559,864	15,766
Equity Residential REIT	1,562,336	79,023
Essex Property Trust, Inc. REIT	349,690	42,452
Post Properties, Inc. REIT	603,016	28,655
		323,867

Residential Manufactured Homes (1.3%)
Equity Lifestyle Properties, Inc. REIT	486,909	22,257
Retail Regional Malls (14.8%)
General Growth Properties, Inc. REIT	629,742	30,007
Macerich Co. (The) REIT	597,665	45,638
Simon Property Group, Inc. REIT	1,730,462	156,815
Taubman Centers, Inc. REIT	341,878	15,186
		247,646
Retail Strip Centers (6.1%)
Acadia Realty Trust REIT	273,058	6,963
BPP Liquidating Trust REIT (d)(l)	113,290	6
Cedar Shopping Centers, Inc. REIT	142,949	2,311
Federal Realty Investment Trust REIT	563,049	41,835
Ramco-Gershenson Properties REIT	42,865	1,369
Regency Centers Corp. REIT	733,827	50,458
		102,942
Self Storage (4.7%)
Public Storage, Inc. REIT	916,323	78,795
Total Common Stocks (Cost $1,041,627)		1,650,352
Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp., Series B (a)(d)(i)(l)	107,021	@—
Atlantic Gulf Communities Corp., Series B (Convertible) (a)(d)(l)	75,765	@—
		@—
Total Preferred Stocks (Cost $1,828)		@—

	Face
	Amount
	(000)
Short-Term Investment (1.5%)
Repurchase Agreement (1.5%)
J.P. Morgan Securities, Inc., 5.25%,
dated 9/29/06, due 10/2/06,
repurchase price $25,059 (Cost $25,048) (f)	$25,048	25,048
Total Investments + (99.9%) (Cost $1,068,503)		1,675,400
Other Assets in Excess of Liabilities (0.1%)		2,078
Net Assets (100%)		$1,677,478

(a)                                  Non-income producing security.

(d)                                 Securities were valued at fair value – At September 30, 2006, the Portfolio held $1,016,000 of fair valued securities, representing 0.1% of net assets.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(i)                                     Restricted security valued at fair value and not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp. was acquired 6/97 and has a current cost basis of $790,000, Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $1,070,000. Beacon Capital Partners, Inc. was acquired 3/98 and has a current cost basis of $1,010,000, BRCP REIT LLC | was acquired 5/03 - 1/06 and has a current cost basis of $3,784,000. Cabot 2 Industrial Value Fund L.P. was acquired 11/05 - 8/06 and has a current cost basis of $1,501,000. Keystone Industries Fund L.P. was acquired 10/05 - 9/06 and has a current cost basis of $1,609,000. At September 30, 2006, these securities had an aggregate market value of $7,904,000, representing 0.5% of net assets.

(l)                                     Security has been deemed illiquid at September 30, 2006.

@                                    Face Amount/Value is less than $500.

REIT                     Real Estate Investment Trust

+                                         At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $1,068,503,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $606,897,000 of which $618,082,000 related to appreciated securities and $11,185,000 related to depreciated securities.

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Funds, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2006